VANGUARD
MUNICIPAL BOND
FUND

Semiannual Report
February 28, 1997

[PHOTO]

[THE VANGUARD GROUP LOGO]

[PHOTO]

THE VANGUARD GROUP: LINKING TRADITION AND INNOVATION

     At Vanguard, we treasure our rich nautical heritage--even as we steer our course toward the twenty-first century. Our Report cover reflects that blending of tradition and innovation, of past, present, and future. The montage includes a bronze medallion with a likeness of our namesake, HMS Vanguard (Lord Nelson's flagship at The Battle of the Nile); a clock built circa 1816 in Scotland, featuring a portrait of Nelson; and several views of our recently completed campus, which is steeped in nautical imagery--from our buildings named after Nelson's warships (Victory, Majestic, and Goliath are three shown), to our artwork and ornamental compass rose.

                                    CONTENTS


                                  A Message To
                                Our Shareholders

                                        1


                                   The Markets
                                 In Perspective

                                        4


                                   Report From
                                   The Adviser

                                        6


                                   Performance
                                    Summaries

                                        8


                                    Financial
                                   Statements

                                       12


                                  Directors And
                                    Officers

                                INSIDE BACK COVER

[PHOTO]

FELLOW SHAREHOLDER,


     During the first half of Vanguard Municipal Bond Fund's fiscal year, municipal bonds provided positive returns across the board. Interest rates declined significantly from September through November, only to rebound through the final three months of the period. Still, at the half-year's end on February 28, interest rates were slightly lower than they started.

     In this mildly favorable environment, the net asset values of all six of the Fund's bond Portfolios increased, as reflected in the table that follows this letter. (The net asset value of the Money Market Portfolio remained constant at $1.00 per share, which is of course its goal, although this price is neither guaranteed nor insured.) As should be expected, the price appreciation for our Portfolios varied in proportion to their maturities, with the long-term Portfolios providing larger increases. The table at the end of this letter also presents each Portfolio's average credit quality, dividend distributions, and current yield.

     During the six-month period, the Portfolios' total returns (capital change plus reinvested dividends) ranged from +2.3% for the Short-Term Portfolio to +5.0% for the Long-Term Portfolio. Price appreciation accounted for about one-third of our total returns on average. Over time, price fluctuations tend to even out, leaving interest income as the primary component of a bond fund's long-term return. The Money Market Portfolio, which had no price appreciation, provided a return of +1.7%.

     The table below presents the six-month total return of each Portfolio, as well as the two components of this return: income and capital return.

     Six months ago in our 1996 Annual Report, we pointed out that relative stability had returned to the bond market, ending its two-year sabbatical. In the ensuing six months, the bond market remained mostly placid as moderate economic growth continued and inflation appeared in check. The yield on high-grade, long-term tax-exempt bonds dropped from 6.02% on August 31, 1996, to 5.61% by early December, before rising to 5.76% by February 28, 1997. Yields on high-quality, short-term municipal securities traced a similar pattern, starting the period at 3.65% and ending at 3.40%.

--------------------------------------------------------------
                                    INVESTMENT RETURNS
                            SIX MONTHS ENDED FEBRUARY 28, 1997
                            ----------------------------------
PORTFOLIO                    CAPITAL       INCOME        TOTAL
--------------------------------------------------------------
Money Market*                  0.0%         +1.7%        +1.7%
Short-Term                    +0.3          +2.0         +2.3
Limited-Term                  +0.9          +2.3         +3.2
Intermediate-Term             +1.5          +2.6         +4.1
Insured Long-Term             +1.5          +3.4         +4.9
Long-Term                     +2.0          +3.0         +5.0
High-Yield                    +2.0          +2.9         +4.9
--------------------------------------------------------------

*Money market funds do not assure a stable value of $1.00 per share, and, unlike bank certificates of deposit, are not insured by the Federal Deposit Insurance Corporation.

     Of course, higher volatility in share prices comes with the higher yields offered by longer-maturity bonds. Vanguard Municipal Bond Fund offers the Short-Term and Limited-Term Portfolios for investors seeking yields higher than those on money market securities at minimal risk of share-price fluctuations, as well as longer-term Portfolios for investors who are willing to trade intermittent--and sometimes wide--price swings for higher yield and increased income durability.

     At the end of the semiannual period, the yield on long-term municipal bonds was equal to 85% of the yield on long-term taxable bonds. This differential is much wider than it was just 18 months ago, when talk of a "flat tax" appeared to threaten the tax-exempt advantage of municipal bonds and drove the differential to 92%. With that threat gone--at least for now--the yield differential between taxable and tax-exempt bonds has settled into a more "normal" range, one that continues to be exceptionally attractive to investors in marginal tax brackets of 28% or higher.

     A constant throughout the history of Vanguard Municipal Bond Fund--a history that for several of our Portfolios will soon encompass 20 years--has been our relentless dedication to maintaining the highest standards of quality. We hold the highest-quality bonds available and even buy some that are backed by letters of credit from leading banks. Our Insured Long-Term Portfolio has an average quality of Aaa, the highest of our longer-term portfolios. While our emphasis on quality does not fully insulate our Portfolios from the credit woes of any individual security, it goes a long way toward protecting against the ever-present risk of defaults.

     Our effort to maintain the high quality of our holdings--part of the foundation of the Fund's investment philosophy--is, of course, aided by our low expenses. Each Portfolio maintains an expense ratio (expenses as a percentage of average net assets) of about 0.20%. Expense ratios for our competitors range from an average of 0.59% for short-term funds to more than 1.10% for long-term and high-yield funds, for an overall average of 0.95%. Thus, our low expenses provide annual savings that average 0.75%, or $7.50 per $1,000 of assets, for Vanguard shareholders. This built-in yield advantage over our competitors puts our portfolio managers in the enviable position of being able to ignore the temptation to reach for higher yields through riskier bonds. The net result:
Our overall credit quality is peerless in the industry.

     Though the semiannual period has been relatively calm for Vanguard Municipal Bond Fund, tranquility is hardly the norm for the bond market. Interest rates and financial markets often fluctuate unpredictably, driving bond prices lower or vaulting them higher. However, we remind investors that maintaining a long-term investment strategy and a diversified portfolio that includes bond funds along with stock and money market funds will help dampen the short-term volatility that is always part of investing.

     We look forward to reporting to you on the full year's results six months from now in our 1997 annual report.


/s/ JOHN C. BOGLE                                       /s/ JOHN J. BRENNAN

John C. Bogle                                           John J. Brennan
Chairman of the Board                                   President

March 21, 1997

PORTFOLIO STATISTICS
-------------------------------------------------------------------------------------------------------------------------
                                                NET ASSET VALUE PER SHARE
                                              -----------------------------   12-MONTH      TOTAL RETURN     SEC CURRENT
                         AVERAGE    AVERAGE   FEB. 29,   AUG. 31,   FEB. 28,   INCOME     -----------------   ANNUALIZED
PORTFOLIO                MATURITY   QUALITY     1996       1996       1997    DIVIDENDS   6-MONTH  12-MONTH     YIELD*
-------------------------------------------------------------------------------------------------------------------------
Money Market               56 days   MIG-1    $  1.00   $  1.00    $  1.00     $0.033      +1.7%    +3.4%        3.29%
Short-Term                462 days     Aaa      15.63     15.54      15.59      0.599      +2.3**   +3.7**       3.53
Limited-Term             3.6 years     Aa1      10.76     10.62      10.72      0.477      +3.2     +4.2         4.06
Intermediate-Term        7.5 years     Aa2      13.34     13.04      13.24      0.668      +4.1***  +4.4***      4.51
Insured Long-Term       13.1 years     Aaa      12.46     12.14      12.32      0.671      +4.9+    +5.0+        5.08
Long-Term               13.5 years     Aa1      11.00     10.73      10.95      0.584      +5.0++   +5.3++       5.11
High-Yield              12.8 years     Aa3      10.65     10.39      10.60      0.587      +4.9     +5.2         5.38
-------------------------------------------------------------------------------------------------------------------------

  *The yield for the Money Market Portfolio is a 7-day yield. All others are
   30-day yields.
 **Includes a capital gains distribution of $0.004.
***Includes a capital gains distribution of $0.003.
  +Includes a capital gains distribution of $0.072.
 ++Includes a capital gains distribution of $0.023.

[PHOTO]

THE MARKETS IN PERSPECTIVE
SIX MONTHS ENDED FEBRUARY 28, 1997

U.S. EQUITY MARKETS

The favorable confluence of steady economic growth, low inflation, and rising corporate earnings made for a very rewarding six months. Stocks, as measured by the Standard & Poor's 500 Composite Stock Price Index, gained 22.5%.

     Much attention has been focused on the market's rise, irrational or otherwise. In fact, investors' returns have varied widely, depending on their definition of the "market." Clearly, the best rewards have been in larger companies, such as those that dominate the S&P 500 Index. In fact, even within the Index, it was the largest companies that prevailed: The 50 biggest (which account for roughly half the Index's market value) gained 27.0% over the last six months, 4.5 percentage points more than the overall Index. Looking at the S&P 500 Index's performance by sector, financial stocks were strongest, with a 33.5% gain, followed closely by technology issues (up 32.6% as a group). Despite the economy's good tone, several of the more economically sensitive sectors failed to keep up with the market. Auto stocks gained 12.5%, while other stocks closely related to consumer spending, such as retailers and restaurants, were up 10.1%.

--------------------------------------------------------------------
                                              TOTAL RETURNS
                                     PERIODS ENDED FEBRUARY 28, 1997
                                     -------------------------------
                                     6 MONTHS     1 YEAR    5 YEARS*
--------------------------------------------------------------------
EQUITY
    S&P 500 Index                      22.5%       26.2%      16.9%
    Russell 2000 Index                  8.8        12.6       13.1
    MSCI-EAFE Index                     2.4         3.5        9.3
--------------------------------------------------------------------
FIXED-INCOME
    Lehman Aggregate Bond Index         5.4%        5.4%       7.3%
    Lehman 10-Year Municipal
      Bond Index                        5.3         5.3        7.8
    Salomon 90-Day U.S. Treasury Bills  2.6         5.2        4.4
--------------------------------------------------------------------
OTHER
    Consumer Price Index                1.5%        3.0%       2.9%
--------------------------------------------------------------------

*Average annual.

     Those who chose to invest outside the very largest companies earned decidedly different returns. The 8.8% return of the Russell 2000 Index of small stocks, for example, lagged the S&P 500 Index by more than half. Here there was some symmetry with the other index, as small financial issues were the best performers (up 21.3%), but small technology issues fell far short of their S&P counterparts, rising a modest 3.9%. This sector includes many companies competing for share in the crowded networking and Internet markets.

U.S. FIXED-INCOME MARKETS

Bond investors were challenged over the period. The stock market's double-digit returns cast a long shadow, while bond prices reacted daily--and even hourly in some cases--to economic reports. Perversely, news of an expanding economy would push bond yields up (and bond prices down) as the market translated good economic news into fear of higher inflation. Throughout the period, however, inflation, as measured by the Consumer Price Index (CPI), remained remarkably benign. The CPI registered an increase of 3.0% for the 12 months through February. As the month closed, however, a number of strong economic reports led to an increasing conviction among bond investors that the Federal Reserve would have to increase rates, albeit modestly.

     In general, interest rates fell for the period, spurred by a strong post-election rally. On February 28, the 30-year U.S. Treasury yield was 6.80%, noticeably lower than the 7.12% level on August 31. Although the bond market's primary focus was on inflation, with yields moving up or down accordingly, the shrinking of the yield difference between Treasury issues and corporate bonds is another development worth mentioning. The strong corporate earnings of recent years, with the resulting lower risk of default, have decreased the premium typically demanded by investors for higher credit risk. Significantly, the yield difference between the 10-year Treasury note, backed by the full faith and credit of the U.S. government, and the lowest-credit-quality bonds tracked by Merrill Lynch has narrowed from 3.5 percentage points one year ago to 2.8 percentage points at the end of February. While not as dramatic for all relationships, the shrinking yield premiums gave corporate bonds a performance edge over Treasuries of comparable maturities.

     Mortgage-backed issues and municipals were two other relative bright spots over the past year. The generally stable-to-rising interest-rate environment benefited mortgages as the threat of refinancings receded. Finally, municipal bonds outpaced their U.S. Treasury counterparts as demand outstripped supply for much of the year.

INTERNATIONAL EQUITY MARKETS

In general, foreign markets enjoyed a strong six months. For U.S. investors, however, some of those returns were trimmed by a very strong dollar. The Morgan Stanley Capital International-Europe, Australasia, Far East Index showed an 11.2% return. When that number is adjusted for U.S. investors, however, the return drops to 2.4%.

     Regionally, there was a striking disparity between the European and Pacific markets. In aggregate, Europe's markets provided U.S. investors with a gain of 13.8%, while the Pacific markets declined -10.1%. The poor returns in the Pacific region reflected ongoing concern about the health of the Japanese economy. Growth in Japan has remained modest at best for several years despite government efforts to stimulate the economy through public works programs and tax incentives. The country is also wrestling with massive changes to its financial infrastructure. In Europe, the picture was dramatically different, with the region benefiting from a variety of factors. Among the most important were (1) ongoing efforts to lower government deficits consistent with the Maastricht Treaty guidelines; (2) improving economic growth; and (3) a greater commitment by corporate executives to increasing "shareholder value."

[PHOTO]

REPORT FROM THE ADVISER

STEADY AS SHE GOES . . .

The six months ended February 28, the first half of the fiscal year for Vanguard Municipal Bond Fund, witnessed a very mild albeit favorable downward trend in interest rates on municipal securities. During the period, long-, intermediate-, and short-term rates dropped by 0.20% to 0.30% (20 to 30 basis points). That's good news. After the angst of the previous fiscal year, any restoration of stability and normalcy should be welcomed with relief, if not enthusiasm.

     Economic growth has been positive over this period without any of the excesses that would lead investors to believe inflation (or the Federal Reserve Board's reaction to inflation) was getting out of hand. These periods of bond market tranquility are as desirable as they are unusual. It's a pity such a benign environment for bonds has been eclipsed by the feeding frenzy in the stock market.

     The recent pyrotechnics in equity market returns have overshadowed the staid world of bond investing. The 5.1% six-month return of a garden-variety municipal bond pales alongside the adrenaline-pumping 22.5% return posted over the same period by the Standard & Poor's 500 Composite Stock Price Index. Small wonder, therefore, that new cash and new investors are pouring into the hot stock market in record numbers. We think that's unfortunate--an opinion that's not just "sour grapes."

     The burgeoning (arguably, excessive) cash flows into equities at the expense of bond funds seemingly trivializes two of the most important attributes of investing in fixed-income assets. First, investing in bonds makes sense because bond returns are poorly correlated with equity returns. Bond prices and stock prices often move in opposite directions. Consequently, a blend of stocks and bonds significantly reduces overall portfolio risk.

     The seven Portfolios of Vanguard Municipal Bond Fund offer a virtually unrivaled means to "mix and match" combinations of tax-exempt Portfolios with other asset classes to create varied baskets of securities that satisfy investors' tolerances for volatility. Each Portfolio is extremely cost-effective, with expenses equal to approximately 0.20% of assets per year (roughly one-fifth to one-third of the industry average). Also, each Portfolio is invested under guidelines that produce a relatively consistent mix of market-risk exposure and dividend durability.

     The table on the next page presents our estimate of the volatility of each Portfolio's net asset value (NAV) compared to that of our benchmark Long-Term Portfolio. It also shows how much the NAV might fluctuate in response to changes in the general level of interest rates. For example, a 1.0% rise in interest rates will lower the NAV of the Limited-Term Portfolio by about -2.8%, only one-third the decline that would occur in the NAV of our Long-Term Portfolio. The table shows that the Intermediate-Term Portfolio is effectively 64% as sensitive as the Long-Term Portfolio to a change in interest rates. Over the long haul, most fluctuations in interest

INVESTMENT PHILOSOPHY

Each Portfolio holds a diversified group of municipal bonds designed to produce a high level of current, tax-exempt income consistent with each Portfolio's maturity and quality mandates. In managing the Fund, Vanguard Fixed Income Group follows a disciplined investment policy, meeting well-defined standards for credit quality and keeping each Portfolio within its stated maturity range, while seeking to exceed, with reasonable consistency over the long term, average returns achieved by comparable funds.

rates tend to cancel themselves out, and the investor is left with the second compelling attribute of municipal bonds as an asset class: tax-exempt compounding of interest income.

     Municipal notes and bonds today provide attractive levels of interest income compared to the dividend yields of most common stocks and particularly compared to historical inflation rates. Over the long run, interest income and the compounding of reinvested interest income represent the vast majority of a bond's cumulative return. As such, bond funds represent the "Clydesdales" of an investment portfolio, producing steady and attractive (if less than awe-inspiring) returns over extended periods. Given the supercharged equity markets of the 1990s, it's unfortunately all too easy to forget the virtues of a consistent income-producer. It is only a matter of "when"--not "if"--these bond virtues will be somewhat painfully rediscovered.

----------------------------------------------------------------------------
                   INTEREST-RATE SENSITIVITY OF THE PORTFOLIOS
----------------------------------------------------------------------------
                             EXPECTED CHANGE* IN          NAV SENSITIVITY
                          NAV FROM +/- 1% CHANGE IN    RELATIVE TO LONG-TERM
PORTFOLIO                      INTEREST RATES                PORTFOLIO
----------------------------------------------------------------------------
Money Market                        0.00%                        0.00
Short-Term                          1.10                         0.13
Limited-Term                        2.80                         0.33
Intermediate-Term                   5.44                         0.64
Insured Long-Term                   8.50                         1.00
Long-Term                           8.50                         1.00
High-Yield                          8.50                         1.00
----------------------------------------------------------------------------

*Based on relative effective durations.

ENDURING THEMES

The Portfolios of Vanguard Municipal Bond Fund differ from competing mutual funds in several important respects. Foremost is the gaping differential in expenses. Our low costs permit us to maintain generally higher credit quality than competitors do, and (in most of our Portfolios) to avoid buying bonds whose interest income might subject shareholders to the federal Alternative Minimum Tax (AMT). In essence, the low-cost advantage enables us to pursue a higher level of quality and a "purer" degree of tax avoidance without producing a net portfolio yield lower than our competitors'. Indeed, Vanguard Municipal Bond Fund Portfolios generally carry higher distribution yields than competing funds. There is no free lunch; we give up some yield to buy higher-quality bonds and to avoid bonds whose interest is subject to AMT. However, the "cost" of these desirable features only partially offsets the expense advantage enjoyed by the Portfolios.

     The expense advantage also permits Portfolio management to be more single-minded in its pursuit of total return, that combination of both principal preservation and income generation. Frequently, portfolio managers are presented with investment opportunities that entail making an initial sacrifice in yield for the sake of potentially reaping outsized future returns when market conditions revert to normalcy. Vanguard's more-than-competitive net yields permit a fuller exploitation of these opportunities, to the eventual benefit of principal and interest income components alike.

     Over time, the collective efforts of professional management and lower expenses will translate into superior relative Portfolio returns. With additional luck and pluck, the forgotten asset class will be remembered for its manifest virtues.

Ian A. MacKinnon, Senior Vice President
Christopher M. Ryon, Principal
Pamela Wisehaupt Tynan, Principal                   Vanguard Fixed Income Group
Reid O. Smith, Principal                                         March 12, 1997

PERFORMANCE SUMMARIES

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolios. Note, too, that returns can fluctuate widely. An investment in a money market fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.


MONEY MARKET PORTFOLIO
TOTAL INVESTMENT RETURNS: JUNE 10, 1980-FEBRUARY 28, 1997

--------------------------------------------------------
                 MONEY MARKET PORTFOLIO          AVERAGE
                                                  FUND*
FISCAL       CAPITAL     INCOME      TOTAL        TOTAL
YEAR         RETURN      RETURN     RETURN       RETURN
--------------------------------------------------------
1980          0.0%        0.7%       0.7%        -0.6%
1981          0.0         5.8        5.8          5.4
1982          0.0         7.5        7.5          8.2
1983          0.0         5.2        5.2          5.0
1984          0.0         5.6        5.6          5.3
1985          0.0         5.6        5.6          5.3
1986          0.0         5.0        5.0          4.7
1987          0.0         4.3        4.3          3.9
1988          0.0         4.9        4.9          4.5
1989          0.0         6.2        6.2          5.8
1990          0.0         5.9        5.9          5.5
1991          0.0         5.1        5.1          4.7
1992          0.0         3.5        3.5          3.1
1993          0.0         2.5        2.5          2.1
1994          0.0         2.4        2.4          2.0
1995          0.0         3.6        3.6          3.2
1996          0.0         3.5        3.5          3.1
1997**        0.0         1.7        1.7          1.5
--------------------------------------------------------

 *Average tax-exempt money market fund.
**Six months ended February 28, 1997.
See Financial Highlights table on page 18 for dividend information for the past five years.


SHORT-TERM PORTFOLIO
TOTAL INVESTMENT RETURNS: SEPTEMBER 1, 1977-FEBRUARY 28, 1997

--------------------------------------------------------
                  SHORT-TERM PORTFOLIO           LEHMAN*
FISCAL       CAPITAL     INCOME      TOTAL        TOTAL
YEAR         RETURN      RETURN     RETURN       RETURN
--------------------------------------------------------
1978         -0.9%        3.4%       2.5%          --
1979         -0.2         4.2        4.0           --
1980          0.1         5.3        5.4           --
1981         -0.4         6.3        5.9           --
1982          2.6         8.2       10.8           --
1983         -0.2         6.4        6.2           --
1984         -0.5         6.3        5.8           --
1985          1.1         6.7        7.8           --
1986          1.0         6.1        7.1         10.3%
1987         -0.1         5.2        5.1          5.4
1988         -0.4         5.3        4.9          4.2
1989          0.6         6.0        6.6          6.7
1990          0.3         6.1        6.4          6.6
1991          1.2         5.8        7.0          9.2
1992          1.1         4.8        5.9          9.0
1993          0.2         4.0        4.2          6.4
1994         -1.0         3.5        2.5          2.5
1995          0.8         4.0        4.8          6.7
1996         -0.3         3.9        3.6          3.9
1997**        0.3         2.0        2.3          3.3
--------------------------------------------------------

 *Lehman 3-Year Municipal Bond Index.
**Six months ended February 28, 1997.
See Financial Highlights table on page 19 for dividend and capital gains information for the past five years.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED DECEMBER 31, 1996*

-------------------------------------------------------------------------------------------------------------------
                                                                                                   10 YEARS
                                          INCEPTION                                     ---------------------------
                                            DATE          1 YEAR         5 YEARS        CAPITAL     INCOME    TOTAL
-------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                    6/10/80          3.38%           3.06%          0.00%      4.17%    4.17%
Short-Term Portfolio                       9/1/77          3.69            3.96           0.24       4.79     5.03
-------------------------------------------------------------------------------------------------------------------

*SEC rules require that we provide this average annual total return information through the latest calendar quarter.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolios. Note, too, that both share prices and returns can fluctuate so that an investment in a Portfolio could lose money.


LIMITED-TERM PORTFOLIO
TOTAL INVESTMENT RETURNS: AUGUST 31, 1987-FEBRUARY 28, 1997

--------------------------------------------------------
                 LIMITED-TERM PORTFOLIO          LEHMAN*
FISCAL       CAPITAL     INCOME      TOTAL        TOTAL
YEAR         RETURN      RETURN     RETURN       RETURN
--------------------------------------------------------
1988          1.0%        6.1%       7.1%         4.2%
1989          0.5         6.5        7.0          6.7
1990          0.4         6.5        6.9          6.6
1991          2.6         6.3        8.9          9.2
1992          2.6         5.4        8.0          9.0
1993          2.0         4.7        6.7          6.4
1994         -1.9         4.2        2.3          2.5
1995          1.3         4.7        6.0          6.7
1996         -0.8         4.5        3.7          3.9
1997**        0.9         2.3        3.2          3.3
--------------------------------------------------------

 *Lehman 3-Year Municipal Bond Index.
**Six months ended February 28, 1997.
See Financial Highlights table on page 19 for dividend and capital gains information for the past five years.


INTERMEDIATE-TERM PORTFOLIO
TOTAL INVESTMENT RETURNS: SEPTEMBER 1, 1977-FEBRUARY 28, 1997

--------------------------------------------------------
               INTERMEDIATE-TERM PORTFOLIO       LEHMAN*
FISCAL       CAPITAL     INCOME      TOTAL        TOTAL
YEAR         RETURN      RETURN     RETURN       RETURN
--------------------------------------------------------
1978         -6.3%        4.2%      -2.1%          --
1979         -1.5         5.1        3.6           --
1980        -16.0         5.4      -10.6           --
1981        -22.2         6.7      -15.5           --
1982         12.0        11.3       23.3           --
1983          3.9         8.8       12.7           --
1984         -0.9         8.8        7.9           --
1985          5.2         9.3       14.5           --
1986         10.8         8.9       19.7         20.2%
1987         -3.0         6.9        3.9          6.4
1988          0.1         7.1        7.2          4.5
1989          3.2         7.4       10.6          8.1
1990         -0.9         7.0        6.1          6.7
1991          5.1         7.0       12.1         10.9
1992          4.2         6.3       10.5         10.4
1993          5.7         5.8       11.5         10.6
1994         -2.7         5.2        2.5          1.4
1995          2.2         5.6        7.8          8.8
1996         -0.7         5.2        4.5          3.9
1997**        1.5         2.6        4.1          4.6
--------------------------------------------------------

 *Lehman 7-Year Municipal Bond Index.
**Six months ended February 28, 1997.
See Financial Highlights table on page 20 for dividend and capital gains information for the past five years.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED DECEMBER 31, 1996*

---------------------------------------------------------------------------------------------------------------------
                                                                                                   10 YEARS
                                          INCEPTION                                     -----------------------------
                                            DATE          1 YEAR         5 YEARS        CAPITAL     INCOME    TOTAL
---------------------------------------------------------------------------------------------------------------------
Limited-Term Portfolio                    8/31/87          4.08%           5.04%         0.90%**     5.41%**  6.31%**
Intermediate-Term Portfolio                9/1/77          4.20            7.08          1.30        6.31     7.61
---------------------------------------------------------------------------------------------------------------------

 *SEC rules require that we provide this average annual total return information through the latest calendar quarter.
**Since inception.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolios. Note, too, that both share prices and returns can fluctuate widely so that an investment in a Portfolio could lose money.


INSURED LONG-TERM PORTFOLIO
TOTAL INVESTMENT RETURNS: SEPTEMBER 30, 1984-FEBRUARY 28, 1997

--------------------------------------------------------
               INSURED LONG-TERM PORTFOLIO       LEHMAN*
FISCAL       CAPITAL     INCOME      TOTAL        TOTAL
YEAR         RETURN      RETURN     RETURN       RETURN
--------------------------------------------------------
1985          5.0%        8.8%       13.8%        17.4%
1986         13.3         9.4        22.7         23.1
1987         -4.2         7.3         3.1          4.6
1988          0.0         7.8         7.8          6.9
1989          4.8         7.8        12.6         11.0
1990         -2.3         7.0         4.7          6.4
1991          5.5         7.3        12.8         11.8
1992          5.3         6.9        12.2         11.2
1993          6.7         6.4        13.1         12.2
1994         -5.8         5.5        -0.3          0.2
1995          2.7         6.2         8.9          8.9
1996          0.2         5.6         5.8          5.2
1997**        1.5         3.4         4.9          5.1
--------------------------------------------------------

 *Lehman Municipal Bond Index.
**Six months ended February 28, 1997.
See Financial Highlights table on page 20 for dividend and capital gains information for the past five years.


LONG-TERM PORTFOLIO
TOTAL INVESTMENT RETURNS: SEPTEMBER 1, 1977-FEBRUARY 28, 1997

--------------------------------------------------------
                   LONG-TERM PORTFOLIO           LEHMAN*
FISCAL       CAPITAL     INCOME      TOTAL        TOTAL
YEAR         RETURN      RETURN     RETURN       RETURN
--------------------------------------------------------
1978         -8.1%        5.2%      -2.9%          --
1979         -1.0         6.1        5.1           --
1980        -23.9         5.9      -18.0           --
1981        -25.5         7.5      -18.0        -16.0%
1982         14.6        13.4       28.0         31.5
1983          6.2         9.8       16.0          7.5
1984         -1.6         9.6        8.0          8.7
1985          6.8        10.2       17.0         16.6
1986         14.0         9.5       23.5         23.1
1987         -5.4         7.2        1.8          4.6
1988         -0.1         7.7        7.6          6.9
1989          4.9         7.9       12.8         11.0
1990         -2.3         7.2        4.9          6.4
1991          6.2         7.7       13.9         11.8
1992          5.4         7.2       12.6         11.2
1993          6.7         6.4       13.1         12.2
1994         -5.3         5.4        0.1          0.2
1995          2.5         6.2        8.7          8.9
1996          0.5         5.6        6.1          5.2
1997**        2.0         3.0        5.0          5.1
--------------------------------------------------------

 *Lehman Municipal Bond Index.
**Six months ended February 28, 1997.
See Financial Highlights table on page 21 for dividend and capital gains information for the past five years.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED DECEMBER 31, 1996*

-------------------------------------------------------------------------------------------------------------------
                                                                                                   10 YEARS
                                          INCEPTION                                     ---------------------------
                                            DATE          1 YEAR         5 YEARS        CAPITAL     INCOME    TOTAL
-------------------------------------------------------------------------------------------------------------------
Insured Long-Term Portfolio               9/30/84          4.02%           7.54%         1.32%       6.70%    8.02%
Long-Term Portfolio                        9/1/77          4.41            7.70          1.30        6.77     8.07
-------------------------------------------------------------------------------------------------------------------

*SEC rules require that we provide this average annual total return information through the latest calendar quarter.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolio. Note, too, that both share price and return can fluctuate widely so that an investment in the Portfolio could lose money.


HIGH-YIELD PORTFOLIO
TOTAL INVESTMENT RETURNS: DECEMBER 27, 1978-FEBRUARY 28, 1997

--------------------------------------------------------
                  HIGH-YIELD PORTFOLIO           LEHMAN*
FISCAL       CAPITAL     INCOME      TOTAL        TOTAL
YEAR         RETURN      RETURN     RETURN       RETURN
--------------------------------------------------------
1979          2.7%        4.4%        7.1%         --
1980        -20.9         6.3       -14.6          --
1981        -22.5         8.1       -14.4       -16.0%
1982         11.8        13.8        25.6        31.5
1983          7.0        10.4        17.4         7.5
1984         -1.0        10.1         9.1         8.7
1985          6.9        10.6        17.5        16.6
1986         14.4         9.8        24.2        23.1
1987         -5.8         7.4         1.6         4.6
1988          0.0         8.0         8.0         6.9
1989          5.5         8.1        13.6        11.0
1990         -2.6         7.4         4.8         6.4
1991          5.7         8.0        13.7        11.8
1992          5.3         7.5        12.8        11.2
1993          6.3         6.8        13.1        12.2
1994         -5.2         5.7         0.5         0.2
1995          2.2         6.5         8.7         8.9
1996         -0.4         5.8         5.4         5.2
1997**        2.0         2.9         4.9         5.1
--------------------------------------------------------

 *Lehman Municipal Bond Index.
**Six months ended February 28, 1997.
See Financial Highlights table on page 21 for dividend and capital gains information for the past five years.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED DECEMBER 31, 1996*

-------------------------------------------------------------------------------------------------------------------
                                                                                                   10 YEARS
                                          INCEPTION                                     ---------------------------
                                            DATE          1 YEAR         5 YEARS        CAPITAL     INCOME    TOTAL
-------------------------------------------------------------------------------------------------------------------
High-Yield Portfolio                      12/27/78         4.46%           7.72%          1.14%      7.03%    8.17%
-------------------------------------------------------------------------------------------------------------------

*SEC rules require that we provide this average annual total return information through the latest calendar quarter.

[PHOTO]

FINANCIAL STATEMENTS
FEBRUARY 28, 1997 (UNAUDITED)

The Statements of Net Assets, integral parts of the Financial Statements for each of the Vanguard Municipal Bond Fund Portfolios, are included as an insert to this report.

STATEMENT OF OPERATIONS

This Statement shows interest earned by each Portfolio during the reporting period, and details the operating expenses charged to the Portfolio. These expenses directly reduce the amount of investment income available to pay to shareholders as tax-exempt income dividends. This Statement also shows any Net Gains (Losses) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period. If the Portfolio invested in futures contracts during the period, the results of these investments are shown separately.


-----------------------------------------------------------------------------------------------------
                                      MONEY MARKET       SHORT-TERM    LIMITED-TERM INTERMEDIATE-TERM
                                         PORTFOLIO        PORTFOLIO       PORTFOLIO         PORTFOLIO
                                      ---------------------------------------------------------------
                                                       SIX MONTHS ENDED FEBRUARY 28, 1997
                                      ---------------------------------------------------------------
                                             (000)            (000)           (000)             (000)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income
    Interest                               $84,718          $29,130         $41,236          $159,030
                                           ----------------------------------------------------------
       Total Income                         84,718           29,130          41,236           159,030
                                           ----------------------------------------------------------
Expenses
    The Vanguard Group--Note B
       Investment Advisory Services            304               95             116               393
       Management and Administrative         3,229              964           1,240             4,431
       Marketing and Distribution              775              242             254               725
    Taxes (other than income taxes)            129               35              60               193
    Custodian Fees                              55               15              18                58
    Auditing Fees                                5                4               4                 5
    Shareholders' Reports                       50               19              26                91
    Annual Meeting and Proxy Costs               6                2               3                11
    Directors' Fees and Expenses                 6                2               2                 8
                                           ----------------------------------------------------------
       Total Expenses                        4,559            1,378           1,723             5,915
       Expenses Paid Indirectly--Note C        (55)             (20)            (53)             (235)
                                           ----------------------------------------------------------
       Net Expenses                          4,504            1,358           1,670             5,680
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                       80,214           27,772          39,566           153,350
-----------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities Sold                 108               28              64             6,048
    Futures Contracts                           --               --           2,492             4,413
-----------------------------------------------------------------------------------------------------
REALIZED NET GAIN                              108               28           2,556            10,461
-----------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION)
    Investment Securities                       --            4,620          11,558            74,509
    Futures Contracts                           --               --           2,466             9,460
-----------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION)                              --            4,620          14,024            83,969
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                        $80,322          $32,420         $56,146          $247,780
=====================================================================================================

------------------------------------------------------------------------------------------------------
                                                    INSURED LONG-TERM       LONG-TERM     HIGH-YIELD
                                                            PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                    --------------------------------------------------
                                                            SIX MONTHS ENDED FEBRUARY 28, 1997
                                                    --------------------------------------------------
                                                                (000)            (000)          (000)
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
    Interest                                                  $55,090          $31,333        $58,571
                                                              ----------------------------------------
       Total Income                                            55,090           31,333         58,571
                                                              ----------------------------------------
EXPENSES
    The Vanguard Group--Note B
       Investment Advisory Services                               129               74            132
       Management and Administrative                            1,465              891          1,516
       Marketing and Distribution                                 197              121            229
    Taxes (other than income taxes)                                52               27             54
    Custodian Fees                                                 20               12             21
    Auditing Fees                                                   4                4              4
    Shareholders' Reports                                          29               13             31
    Annual Meeting and Proxy Costs                                  3                2              4
    Directors' Fees and Expenses                                    2                1              2
                                                              ----------------------------------------
       Total Expenses                                           1,901            1,145          1,993
       Expenses Paid Indirectly--Note C                           (75)             (85)           (97)
                                                              ----------------------------------------
       Net Expenses                                             1,826            1,060          1,896
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                          53,264           30,273         56,675
------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities Sold                                  4,046            1,727          5,600
    Futures Contracts                                          (1,904)             128         (1,436)
------------------------------------------------------------------------------------------------------
REALIZED NET GAIN                                               2,142            1,855          4,164
------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                      37,206           21,592         32,707
    Futures Contracts                                           1,492            2,167          3,086
------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)               38,698           23,759         35,793
======================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $94,104          $55,887        $96,632
======================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each Portfolio's total net assets changed during the two most recent reporting periods. The Operations section summarizes information that is detailed in the Statement of Operations. Because the Portfolio distributes its income to shareholders each day, the amounts of Distributions-Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions-Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the Portfolio, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

-------------------------------------------------------------------------------------------------------------------------------
                                                             MONEY MARKET                              SHORT-TERM
                                                              PORTFOLIO                                 PORTFOLIO
                                               ------------------------------------       -------------------------------------
                                                   SIX MONTHS                  YEAR          SIX MONTHS                    YEAR
                                                        ENDED                 ENDED               ENDED                   ENDED
                                                FEB. 28, 1997         AUG. 31, 1996       FEB. 28, 1997           AUG. 31, 1996
                                                        (000)                 (000)               (000)                   (000)
-------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net Investment Income                       $      80,214            $   147,299         $     27,772          $      55,604
   Realized Net Gain (Loss)                              108                    (75)                  28                    544
   Change in Unrealized Appreciation
      (Depreciation)                                       _                      _                4,620                 (5,277)
                                               ---------------------------------------------------------------------------------
      Net Increase in Net Assets
         Resulting from Operations                    80,322                147,224               32,420                 50,871
                                               ---------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                             (80,214)              (147,299)             (27,772)               (55,604)
   Realized Capital Gain                                   _                      _                 (392)                     _
                                               ---------------------------------------------------------------------------------
      Total Distributions                            (80,214)              (147,299)             (28,164)               (55,604)
                                               ---------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
   Issued                                          2,854,113              5,021,926              343,529                693,673
   Issued in Lieu of Cash Distributions               74,699                136,322               23,758                 46,966
   Redeemed                                       (2,439,845)            (4,699,545)            (357,750)              (721,263)
                                               ---------------------------------------------------------------------------------
      Net Increase (Decrease) from
         Capital Share Transactions                  488,967                458,703                9,537                 19,376
-------------------------------------------------------------------------------------------------------------------------------
   Total Increase                                    489,075                458,628               13,793                 14,643
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period                             4,624,323              4,165,695            1,456,652              1,442,009
                                               ---------------------------------------------------------------------------------
   End of Period                                  $5,113,398             $4,624,323           $1,470,445             $1,456,652
================================================================================================================================

(1) Shares Issued (Redeemed)
   Issued                                          2,854,113              5,021,926               22,058                 44,518
   Issued in Lieu of Cash Distributions               74,699                136,322                1,525                  3,015
   Redeemed                                       (2,439,845)            (4,699,545)             (22,972)               (46,293)
                                               ---------------------------------------------------------------------------------
      Net Increase (Decrease) in
         Shares Outstanding                          488,967                458,703                  611                  1,240
================================================================================================================================

--------------------------------------------------------------------------------------------------------------------------------
                                                             LIMITED-TERM                           INTERMEDIATE-TERM
                                                              PORTFOLIO                                 PORTFOLIO
                                             --------------------------------------       --------------------------------------
                                                   SIX MONTHS                  YEAR          SIX MONTHS                    YEAR
                                                        ENDED                 ENDED               ENDED                   ENDED
                                                FEB. 28, 1997         AUG. 31, 1996       FEB. 28, 1997           AUG. 31, 1996
                                                        (000)                 (000)               (000)                   (000)
--------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net Investment Income                       $      39,566          $      77,395         $    153,350            $   293,878
   Realized Net Gain (Loss)                            2,556                    798               10,461                 13,206
   Change in Unrealized Appreciation
      (Depreciation)                                  14,024                (16,247)              83,969                (62,542)
                                              ----------------------------------------------------------------------------------
      Net Increase in Net Assets
         Resulting from Operations                    56,146                 61,946              247,780                244,542
                                              ----------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                             (39,566)               (77,395)            (153,350)              (293,878)
   Realized Capital Gain                                   _                      _               (1,435)                (3,701)
                                              ----------------------------------------------------------------------------------
      Total Distributions                            (39,566)               (77,395)            (154,785)              (297,579)
                                              ----------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
   Issued                                            308,794                638,324              768,886              1,405,307
   Issued in Lieu of Cash Distributions               31,256                 61,604              114,322                221,318
   Redeemed                                         (286,519)              (592,463)            (540,510)            (1,095,077)
                                              ----------------------------------------------------------------------------------
      Net Increase (Decrease) from
         Capital Share Transactions                   53,531                107,465              342,698                531,548
--------------------------------------------------------------------------------------------------------------------------------
   Total Increase                                     70,111                 92,016              435,693                478,511
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period                             1,760,575              1,668,559            5,926,772              5,448,261
                                              ----------------------------------------------------------------------------------
   End of Period                                  $1,830,686             $1,760,575           $6,362,465             $5,926,772
================================================================================================================================
(1)Shares Issued (Redeemed)
   Issued                                             28,884                 59,690               58,276                106,500
   Issued in Lieu of Cash Distributions                2,921                  5,763                8,653                 16,790
   Redeemed                                          (26,801)               (55,453)             (40,997)               (83,215)
                                              ----------------------------------------------------------------------------------
       Net Increase (Decrease) in
         Shares Outstanding                            5,004                 10,000               25,932                 40,075
================================================================================================================================

--------------------------------------------------------------------------------------------------------------------------------
                                                          INSURED LONG-TERM                             LONG-TERM
                                                              PORTFOLIO                                 PORTFOLIO
                                             --------------------------------------       --------------------------------------
                                                   SIX MONTHS                  YEAR          SIX MONTHS                    YEAR
                                                        ENDED                 ENDED               ENDED                   ENDED
                                                FEB. 28, 1997         AUG. 31, 1996       FEB. 28, 1997           AUG. 31, 1996
                                                        (000)                 (000)               (000)                   (000)
--------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net Investment Income                        $     53,264           $    107,194         $     30,273            $    59,677
   Realized Net Gain (Loss)                            2,142                  8,635                1,855                  7,348
   Change in Unrealized Appreciation
      (Depreciation)                                  38,698                 (6,137)              23,759                 (3,601)
                                              ----------------------------------------------------------------------------------
      Net Increase in Net Assets
         Resulting from Operations                    94,104                109,692               55,887                 63,424
                                              ----------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                             (53,264)              (107,194)             (30,273)               (59,677)
   Realized Capital Gain                             (11,311)                     _               (2,419)                     _
                                              ----------------------------------------------------------------------------------
      Total Distributions                            (64,575)              (107,194)             (32,692)               (59,677)
CAPITAL SHARE TRANSACTIONS(1)
   Issued                                            114,672                246,307              105,354                211,755
   Issued in Lieu of Cash Distributions               42,153                 67,724               22,356                 40,407
   Redeemed                                         (156,537)              (315,459)             (98,215)              (199,825)
      Net Increase (Decrease) from
         Capital Share Transactions                      288                 (1,428)              29,495                 52,337
--------------------------------------------------------------------------------------------------------------------------------
   Total Increase                                     29,817                  1,070               52,690                 56,084
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period                             1,936,378              1,935,308            1,110,204              1,054,120
   End of Period                                  $1,966,195             $1,936,378           $1,162,894             $1,110,204
================================================================================================================================
(1)Shares Issued (Redeemed)
   Issued                                              9,328                 20,072                9,655                 19,545
   Issued in Lieu of Cash Distributions                3,415                  5,518                2,043                  3,730
   Redeemed                                          (12,717)               (25,747)              (9,005)               (18,472)
                                              ----------------------------------------------------------------------------------
      Net Increase (Decrease) in
         Shares Outstanding                               26                   (157)               2,693                  4,803
================================================================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                     HIGH-YIELD
                                                                                      PORTFOLIO
                                                                       ---------------------------------
                                                                            SIX MONTHS             YEAR
                                                                                 ENDED            ENDED
                                                                         FEB. 28, 1997    AUG. 31, 1996
                                                                                 (000)            (000)
--------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net Investment Income                                                 $      56,675      $   110,515
   Realized Net Gain (Loss)                                                      4,164            8,831
   Change in Unrealized Appreciation (Depreciation)                             35,793          (18,871)
                                                                        --------------------------------
      Net Increase in Net Assets Resulting from Operations                      96,632          100,475
                                                                        --------------------------------
DISTRIBUTIONS
   Net Investment Income                                                       (56,675)        (110,515)
   Realized Capital Gain                                                             _                _
                                                                        --------------------------------
      Total Distributions                                                      (56,675)        (110,515)
                                                                        --------------------------------
CAPITAL SHARE TRANSACTIONS(1)
   Issued                                                                      223,262          472,524
   Issued in Lieu of Cash Distributions                                         37,804           74,934
   Redeemed                                                                   (200,117)        (417,820)
                                                                        --------------------------------
      Net Increase (Decrease) from Capital Share Transactions                   60,949          129,638
--------------------------------------------------------------------------------------------------------
   Total Increase                                                              100,906          119,598
--------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period                                                       1,984,763        1,865,165
                                                                        --------------------------------
   End of Period                                                            $2,085,669       $1,984,763
========================================================================================================

(1)Shares Issued (Redeemed)
   Issued                                                                       21,105           44,918
   Issued in Lieu of Cash Distributions                                          3,566            7,127
   Redeemed                                                                    (18,935)         (39,852)
                                                                        --------------------------------
      Net Increase (Decrease) in Shares Outstanding                              5,736           12,193
========================================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each Portfolio's investment results and distributions to shareholders on a per-share basis. It also presents the Portfolio's Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the Portfolio's net income and total returns from year to year; the relative contributions of net income and capital gains to the Portfolio's total return; how much it costs to operate the Portfolio; and the extent to which the Portfolio tends to distribute capital gains.

    The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the Portfolio for one year. Money market portfolios do not show a turnover rate because securities with less than one year to maturity are excluded from the calculation of turnover rates.

-----------------------------------------------------------------------------------------------------------------------
                                                                               MONEY MARKET PORTFOLIO
                                                                               YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING                      SIX MONTHS ENDED   -------------------------------------------------------
THROUGHOUT EACH PERIOD                       FEBRUARY 28, 1997         1996     1995       1994      1993         1992
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $1.00        $1.00     $1.00      $1.00     $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                .017         .034      .036       .024      .025         .035
    Net Realized and Unrealized Gain (Loss)
         on Investments                                    --           --        --         --        --           --
                                                       ----------------------------------------------------------------
         Total from Investment Operations                .017         .034      .036       .024      .025         .035
                                                       ----------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                (.017)       (.034)    (.036)     (.024)    (.025)       (.035)
    Distributions from Realized Capital Gains              --           --        --         --        --           --
                                                       ----------------------------------------------------------------
         Total Distributions                            (.017)       (.034)    (.036)     (.024)    (.025)       (.035)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $1.00        $1.00     $1.00      $1.00     $1.00        $1.00
=======================================================================================================================

TOTAL RETURN                                            1.67%        3.48%     3.63%      2.43%     2.51%        3.54%
=======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)               $5,113       $4,624    $4,166     $4,164    $3,538       $3,165
    Ratio of Total Expenses to
         Average Net Assets                            0.19%*        0.20%     0.22%      0.20%     0.20%        0.23%
    Ratio of Net Investment Income to
         Average Net Assets                            3.35%*        3.42%     3.56%      2.41%     2.48%        3.45%
    Portfolio Turnover Rate                               N/A          N/A       N/A        N/A       N/A          N/A
-----------------------------------------------------------------------------------------------------------------------

*Annualized.

----------------------------------------------------------------------------------------------------------------------
                                                                                SHORT-TERM PORTFOLIO
                                                                               YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING                      SIX MONTHS ENDED   ------------------------------------------------------
THROUGHOUT EACH PERIOD                       FEBRUARY 28, 1997        1996      1995       1994      1993         1992
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $15.54       $15.59    $15.46     $15.63    $15.64       $15.53
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                .297         .609      .600       .534      .609         .720
    Net Realized and Unrealized Gain (Loss)
         on Investments                                  .054        (.050)     .131      (.150)     .033         .171
                                                   -------------------------------------------------------------------
         Total from Investment Operations                .351         .559      .731       .384      .642         .891
                                                   -------------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                (.297)       (.609)    (.600)     (.534)    (.609)       (.720)
    Distributions from Realized Capital Gains           (.004)          --     (.001)     (.020)    (.043)       (.061)
                                                   -------------------------------------------------------------------
         Total Distributions                            (.301)       (.609)    (.601)     (.554)    (.652)       (.781)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $15.59       $15.54    $15.59     $15.46    $15.63       $15.64
======================================================================================================================

TOTAL RETURN                                            2.28%        3.64%     4.83%      2.49%     4.18%        5.87%
======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)               $1,470       $1,457    $1,442     $1,561    $1,329       $1,061
    Ratio of Total Expenses to
         Average Net Assets                            0.19%*        0.20%     0.22%      0.20%     0.20%        0.23%
    Ratio of Net Investment Income to
         Average Net Assets                            3.84%*        3.90%     3.88%      3.42%     3.88%        4.58%
    Portfolio Turnover Rate                              32%*          33%       32%        27%       46%          60%
----------------------------------------------------------------------------------------------------------------------

*Annualized.


----------------------------------------------------------------------------------------------------------------------
                                                                               LIMITED-TERM PORTFOLIO
                                                                               YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING                      SIX MONTHS ENDED   ------------------------------------------------------
THROUGHOUT EACH PERIOD                       FEBRUARY 28, 1997        1996      1995       1994      1993         1992
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $10.62       $10.71    $10.57     $10.80    $10.64       $10.43
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                .236         .483      .476       .454      .485         .541
    Net Realized and Unrealized Gain (Loss)
         on Investments                                  .100        (.090)     .140      (.208)     .209         .271
                                                   -------------------------------------------------------------------
         Total from Investment Operations                .336         .393      .616       .246      .694         .812
                                                   -------------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                (.236)       (.483)    (.476)     (.454)    (.485)       (.541)
    Distributions from Realized Capital Gains              --           --        --      (.022)    (.049)       (.061)
                                                   -------------------------------------------------------------------
         Total Distributions                            (.236)       (.483)    (.476)     (.476)    (.534)       (.602)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $10.72       $10.62    $10.71     $10.57    $10.80       $10.64
======================================================================================================================

TOTAL RETURN                                            3.19%        3.73%     5.99%      2.31%     6.68%        8.01%
======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)               $1,831       $1,761    $1,669     $1,814    $1,625         $873
    Ratio of Total Expenses to
         Average Net Assets                            0.19%*        0.21%     0.22%      0.20%     0.20%        0.23%
    Ratio of Net Investment Income to
          Average Net Assets                           4.45%*        4.51%     4.51%      4.24%     4.50%        5.08%
    Portfolio Turnover Rate                              19%*          27%       35%        21%       20%          37%
----------------------------------------------------------------------------------------------------------------------

*Annualized.

----------------------------------------------------------------------------------------------------------------------
                                                                            INTERMEDIATE-TERM PORTFOLIO
                                                                               YEAR ENDED AUGUST 31,
                                                                     -------------------------------------------------
FOR A SHARE OUTSTANDING                     SIX MONTHS ENDED
THROUGHOUT EACH PERIOD                      FEBRUARY 28, 1997         1996      1995       1994      1993         1992
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $13.04       $13.14    $13.02     $13.45    $12.85       $12.41
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                .332         .671      .686       .683      .710         .747
    Net Realized and Unrealized Gain (Loss)
         on Investments                                  .203        (.091)     .278      (.354)     .721         .516
                                                   -------------------------------------------------------------------
         Total from Investment Operations                .535         .580      .964       .329     1.431        1.263
                                                   -------------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                (.332)       (.671)    (.686)     (.683)    (.710)       (.747)
    Distributions from Realized Capital Gains           (.003)       (.009)    (.158)     (.076)    (.121)       (.076)
                                                   -------------------------------------------------------------------
         Total Distributions                            (.335)       (.680)    (.844)     (.759)    (.831)       (.823)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $13.24       $13.04    $13.14     $13.02    $13.45       $12.85
======================================================================================================================

TOTAL RETURN                                            4.13%        4.47%     7.82%      2.49%    11.54%       10.52%
======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)               $6,362       $5,927    $5,448     $5,068    $4,945       $3,102
    Ratio of Total Expenses to
         Average Net Assets                            0.20%*        0.20%     0.22%      0.20%     0.20%        0.23%
    Ratio of Net Investment Income to
         Average Net Assets                            5.07%*        5.09%     5.35%      5.15%     5.41%        5.91%
    Portfolio Turnover Rate                              18%*          14%       12%        18%       15%          32%
----------------------------------------------------------------------------------------------------------------------

*Annualized.

----------------------------------------------------------------------------------------------------------------------
                                                                            INSURED LONG-TERM PORTFOLIO
                                                                               YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING                     SIX MONTHS ENDED    ------------------------------------------------------
THROUGHOUT EACH PERIOD                      FEBRUARY 28, 1997         1996      1995       1994      1993         1992
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $12.14       $12.12    $11.98     $12.89    $12.28       $11.74
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                .335         .670      .684       .699      .718         .768
    Net Realized and Unrealized Gain (Loss)
         on Investments                                  .252         .020      .313      (.734)     .813         .616
                                                   -------------------------------------------------------------------
         Total from Investment Operations                .587         .690      .997      (.035)    1.531        1.384
                                                   -------------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                (.335)       (.670)    (.684)     (.699)    (.718)       (.768)
    Distributions from Realized Capital Gains           (.072)          --     (.173)     (.176)    (.203)       (.076)
                                                   -------------------------------------------------------------------
         Total Distributions                            (.407)       (.670)    (.857)     (.875)    (.921)       (.844)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $12.32       $12.14    $12.12     $11.98    $12.89       $12.28
======================================================================================================================

TOTAL RETURN                                            4.87%        5.77%     8.88%     -0.32%    13.06%       12.22%
======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)               $1,966       $1,936    $1,935     $1,938    $2,194       $1,947
    Ratio of Total Expenses to
         Average Net Assets                            0.20%*        0.20%     0.22%      0.20%     0.20%        0.23%
    Ratio of Net Investment Income to
         Average Net Assets                            5.48%*        5.46%     5.82%      5.62%     5.77%        6.34%
    Portfolio Turnover Rate                              18%*          18%        7%        16%       30%          42%
----------------------------------------------------------------------------------------------------------------------

*Annualized.

----------------------------------------------------------------------------------------------------------------------
                                                                                LONG-TERM PORTFOLIO
                                                                               YEAR ENDED AUGUST 31,
                                                                    --------------------------------------------------
FOR A SHARE OUTSTANDING                    SIX MONTHS ENDED
THROUGHOUT EACH PERIOD                     FEBRUARY 28, 1997          1996      1995       1994      1993         1992
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $10.73       $10.68    $10.58     $11.38    $10.95       $10.58
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                .291         .591      .608       .609      .640         .711
    Net Realized and Unrealized Gain (Loss)
         on Investments                                  .243         .050      .256      (.595)     .715         .561
                                                   -------------------------------------------------------------------
         Total from Investment Operations                .534         .641      .864       .014     1.355        1.272
                                                   -------------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                (.291)       (.591)    (.608)     (.609)    (.640)       (.711)
    Distributions from Realized Capital Gains           (.023)          --     (.156)     (.205)    (.285)       (.191)
                                                   -------------------------------------------------------------------
         Total Distributions                            (.314)       (.591)    (.764)     (.814)    (.925)       (.902)
----------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, END OF PERIOD                        $10.95       $10.73    $10.68     $10.58    $11.38       $10.95
======================================================================================================================

TOTAL RETURN                                            5.01%        6.08%     8.74%      0.08%    13.09%       12.60%
======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)               $1,163       $1,110    $1,054     $1,001    $1,131         $962
    Ratio of Total Expenses to
         Average Net Assets                            0.20%*        0.20%     0.23%      0.20%     0.20%        0.23%
    Ratio of Net Investment Income to
         Average Net Assets                            5.37%*        5.45%     5.87%      5.56%     5.81%        6.52%
    Portfolio Turnover Rate                               6%*          26%       35%        45%       36%          63%
----------------------------------------------------------------------------------------------------------------------

*Annualized.

----------------------------------------------------------------------------------------------------------------------
                                                                                HIGH-YIELD PORTFOLIO
                                                                               YEAR ENDED AUGUST 31,
FOR A SHARE OUTSTANDING                     SIX MONTHS ENDED    ------------------------------------------------------
THROUGHOUT EACH PERIOD                      FEBRUARY 28, 1997         1996      1995       1994      1993         1992
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $10.39       $10.43    $10.39     $11.17    $10.76       $10.32
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                .293         .594      .625       .626      .669         .723
    Net Realized and Unrealized Gain (Loss)
         on Investments                                  .210        (.040)     .213      (.566)     .664         .546
                                                   -------------------------------------------------------------------
         Total from Investment Operations                .503         .554      .838       .060     1.333        1.269
                                                   -------------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                (.293)       (.594)    (.625)     (.626)    (.669)       (.723)
    Distributions from Realized Capital Gains              --           --     (.173)     (.214)    (.254)       (.106)
                                                   -------------------------------------------------------------------
         Total Distributions                            (.293)       (.594)    (.798)     (.840)    (.923)       (.829)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $10.60       $10.39    $10.43     $10.39    $11.17       $10.76
======================================================================================================================

TOTAL RETURN                                            4.88%        5.39%     8.69%      0.52%    13.08%       12.81%
======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)               $2,086       $1,985    $1,865     $1,781    $1,931       $1,505
    Ratio of Total Expenses to
         Average Net Assets                            0.20%*        0.20%     0.22%      0.20%     0.20%        0.23%
    Ratio of Net Investment Income to
         Average Net Assets                            5.62%*        5.66%     6.15%      5.83%     6.15%        6.83%
    Portfolio Turnover Rate                              21%*          19%       33%        50%       34%          64%
----------------------------------------------------------------------------------------------------------------------

*Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Municipal Bond Fund is registered under the Investment Company Act of 1940 as a diversified open-end investment company, or mutual fund, and comprises the Money Market, Short-Term, Limited-Term, Intermediate-Term, Insured Long-Term, Long-Term, and High-Yield Portfolios. Each Portfolio invests in debt instruments of many municipal issuers; the issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for mutual funds. The Fund consistently follows such policies in preparing its financial statements.

    1. SECURITY VALUATION: Money Market Portfolio: Investment securities are valued at amortized cost, which approximates market value. Other Portfolios:
Municipal bonds are valued using primarily the latest bid prices or, if bid prices are not available, using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by an independent pricing service.

    2. FEDERAL INCOME TAXES: Each Portfolio intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

    3. FUTURES CONTRACTS: Each Portfolio, except the Money Market Portfolio, may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts to a limited extent, with the objectives of enhancing returns, managing interest-rate risk, maintaining liquidity, diversifying credit risk and minimizing transaction costs. The Portfolios may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The Portfolios may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the Portfolios and the prices of futures contracts, and the possibility of an illiquid market.

    Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the values of futures contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

    4. DISTRIBUTIONS: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

    5. OTHER: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and original issue discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the Fund under methods approved by the board of directors. At February 28, 1997, the Fund had contributed capital aggregating $1,652,000 to Vanguard (included in Other Assets), representing 8.3% of Vanguard's capitalization. The Fund's directors and officers are also directors and officers of Vanguard.

C. The Fund's investment adviser may direct new issue portfolio purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the Fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the Fund's administrative expenses. The Fund's custodian bank has also agreed to reduce its fees when the Fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 1997, directed brokerage and custodian fee offset arrangements reduced expenses by:

        ------------------------------------------------------------------------
                                           EXPENSE REDUCTION      ANNUALIZED
                                                 (000)           TOTAL EXPENSE
                                      -----------------------   REDUCTION AS A
                                         DIRECTED  CUSTODIAN  PERCENT OF AVERAGE
        PORTFOLIO                       BROKERAGE     FEES        NET ASSETS
        ------------------------------------------------------------------------
         Money Market                      --        $55            --
         Short-Term                    $    5         15            --
         Limited-Term                      35         18          0.01%
         Intermediate-Term                177         58          0.01
         Insured Long-Term                 55         20          0.01
         Long-Term                         73         12          0.01
         High-Yield                        76         21          0.01
        ------------------------------------------------------------------------

D. During the six months ended February 28, 1997, purchases and sales of investment securities other than temporary cash investments were:

         ------------------------------------------------------------------
                                                            (000)
                                                 --------------------------
         PORTFOLIO                                PURCHASES         SALES
         ------------------------------------------------------------------
         Short-Term                               $156,464        $133,153
         Limited-Term                              477,476         157,228
         Intermediate-Term                         716,861         502,744
         Insured Long-Term                         280,484         165,494
         Long-Term                                 126,791          28,913
         High-Yield                                422,053         188,152
         ------------------------------------------------------------------

E. Capital gains distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes due to differences in the timing of realization of gains. For federal income tax purposes, at August 31, 1996, the Portfolios had the following capital losses available to offset future capital gains:

        -------------------------------------------------------------------
                                                        CAPITAL LOSS
                                                ---------------------------
                                                                EXPIRATION
                                                              FISCAL YEAR(S)
                                                  AMOUNT          ENDING
        PORTFOLIO                                  (000)         AUGUST 31
        -------------------------------------------------------------------
         Money Market                            $  (769)         2001-2005
         Limited-Term                             (7,004)         2003-2005
         High-Yield                               (8,112)              2003
        -------------------------------------------------------------------

F. At February 28, 1997, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was:

         --------------------------------------------------------------------
                                                    (000)
                                 --------------------------------------------
                                                                     NET
                                 APPRECIATED     DEPRECIATED      UNREALIZED
         PORTFOLIO               SECURITIES       SECURITIES     APPRECIATION
         --------------------------------------------------------------------
         Short-Term             $    8,006      $     (156)     $    7,850
         Limited-Term               21,824            (917)         20,907
         Intermediate-Term          283,189         (1,871)        281,318
         Insured Long-Term          154,810           (671)        154,139
         Long-Term                  81,881            (218)         81,663
         High-Yield                 121,174        (29,791)         91,383
         --------------------------------------------------------------------

    At February 28, 1997, the aggregate settlement value of open futures contracts expiring in June 1997, and the related unrealized appreciation were:

-----------------------------------------------------------------------------
                                                             (000)
                                                  ---------------------------
                                                  AGGREGATE
                                   NUMBER OF      SETTLEMENT     UNREALIZED
PORTFOLIO/FUTURESCONTRACTS      SHORT CONTRACTS     VALUE       APPRECIATION
-----------------------------------------------------------------------------
Intermediate-Term
   U.S. Treasury Note                 500        $  53,844        $   605
Insured Long-Term
   U.S. Treasury Bond               1,169          129,101          1,492
Long-Term
   U.S. Treasury Note                 351           37,798            677
High-Yield
   U.S. Treasury Bond               1,130          124,794          1,424
-----------------------------------------------------------------------------

The market values of securities deposited as initial margin for open futures contracts by the Intermediate-Term, Insured Long-Term, Long-Term, and High-Yield Portfolios were $8,513,000, $6,608,000, $2,463,000, and $4,939,000, respectively.


All comparative mutual fund data are from Lipper Analytical Services, Inc. or Morningstar unless otherwise noted.

DIRECTORS AND OFFICERS

JOHN C. BOGLE, Chairman of the Board and Director of The Vanguard Group, Inc.
         and of each of the investment companies in The Vanguard Group.

JOHN J. BRENNAN, President, Chief Executive Officer, and Director of The
         Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

ROBERT E. CAWTHORN, Chairman Emeritus and Director of Rhone-Poulenc Rorer Inc.;
         Director of Sun Company, Inc. and Westinghouse Electric Corp.

BARBARA BARNES HAUPTFUHRER, Director of The Great Atlantic and Pacific Tea Co.,
         Alco Standard Corp., Raytheon Co., Knight-Ridder, Inc., and Massa-chusetts Mutual Life Insurance Co.; Trustee Emerita of Wellesley College.

BURTON G. MALKIEL, Chemical Bank Chairman's Professor of Economics, Princeton
         University; Director of Prudential Insurance Co. of America, Amdahl Corp., Baker Fentress & Co., The Jeffrey Co., and Southern New England Communications Co.

ALFRED M. RANKIN, JR., Chairman, President, and Chief Executive Officer of
         NACCO Industries, Inc.; Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL, President and Chief Executive Officer of The Nature
         Conservancy; formerly, Director and Senior Partner of McKinsey & Co. and President of New York University; Director of Pacific Gas and Electric Co., Procter & Gamble Co., and NACCO Industries.

JAMES O. WELCH, JR., Retired Chairman of Nabisco Brands, Inc.; retired Vice
         Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc. and Kmart Corp.

J. LAWRENCE WILSON, Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of Cummins Engine Co.; Trustee of Vanderbilt University.

OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY, Secretary; Senior Vice President and Secretary of The
         Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

RICHARD F. HYLAND, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

KAREN E. WEST, Controller; Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.

OTHER VANGUARD OFFICERS

ROBERT A. DISTEFANO, Senior Vice President, Information Technology.

JAMES H. GATELY, Senior Vice President,
         Individual Investor Group.

IAN A. MACKINNON, Senior Vice President,
         Fixed Income Group.

F. WILLIAM MCNABB III, Senior Vice President, Institutional.

RALPH K. PACKARD, Senior Vice President and
         Chief Financial Officer.


[THE VANGUARD GROUP LOGO]

Please send your comments to us at:
Post Office Box 2600, Valley Forge, Pennsylvania 19482

Fund Information: 1-800-662-7447

Individual Account Services: 1-800-662-2739

Institutional Investor Services: 1-800-523-1036

http://www.vanguard.com  online@vanguard.com

All Vanguard funds are offered by prospectus only. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Prospectuses may be obtained directly from The Vanguard Group.

(C) 1997 Vanguard Marketing Corporation, Distributor

THE VANGUARD FAMILY OF FUNDS

EQUITY AND BALANCED FUNDS

GROWTH AND INCOME FUNDS
   Vanguard/Windsor Fund
   Vanguard/Windsor II
   Vanguard Equity Income Fund
   Vanguard Quantitative Portfolios
   Vanguard Selected Value Portfolio
   Vanguard/Trustees' Equity-U.S. Portfolio
   Vanguard Convertible Securities Fund

BALANCED FUNDS
   Vanguard/Wellington Fund
   Vanguard/Wellesley Income Fund
   Vanguard STAR Portfolio
   Vanguard Asset Allocation Fund
   Vanguard LifeStrategy Portfolios

GROWTH FUNDS
   Vanguard/Morgan Growth Fund
   Vanguard/PRIMECAP Fund
   Vanguard U.S. Growth Portfolio

AGGRESSIVE GROWTH FUNDS
   Vanguard Explorer Fund
   Vanguard Specialized Portfolios
   Vanguard Horizon Fund

INTERNATIONAL FUNDS
   Vanguard International Growth Portfolio
   Vanguard/Trustees' Equity-International
     Portfolio



INDEX FUNDS

   Vanguard Index Trust
   Vanguard Tax-Managed Fund
   Vanguard Balanced Index Fund
   Vanguard Bond Index Fund
   Vanguard International Equity Index Fund
   Vanguard Total International Portfolio



FIXED-INCOME FUNDS

MONEY MARKET FUNDS
   Vanguard Money Market Reserves
   Vanguard Treasury Money Market Portfolio
   Vanguard Admiral Funds

INCOME FUNDS
   Vanguard Fixed Income Securities Fund
   Vanguard Admiral Funds
   Vanguard Preferred Stock Fund

TAX-EXEMPT MONEY MARKET FUNDS
   Vanguard Municipal Bond Fund
   Vanguard State Tax-Free Funds
     (CA, NJ, OH, PA)

TAX-EXEMPT INCOME FUNDS
   Vanguard Municipal Bond Fund
   Vanguard State Tax-Free Funds
     (CA, FL, NJ, NY, OH, PA)



Q952-2/97

[PHOTO]

VANGUARD MUNICIPAL BOND FUND
FINANCIAL STATEMENTS
FEBRUARY 28, 1997 (unaudited)

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appears in the accompanying Report.

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each Portfolio's municipal bond holdings by state, including each security's market value on the last day of the reporting period and information on credit enhancements such as insurance or letters of credit. Other assets are added to, and liabilities are subtracted from, the value of Total Municipal Bonds to calculate the Portfolio's Net Assets. Finally, Net Assets are divided by the outstanding shares of the Portfolio to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets of each Portfolio, you will find a table displaying the composition of the Portfolio's net assets on both a dollar and per-share basis. Undistributed Net Investment Income is usually zero because the Portfolio distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as taxable capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the Portfolio's investments and their cost, and reflects the gains (losses) that would be realized if the Portfolio were to sell all of its investments at their statement-date values.


------------------------------------------
CONTENTS

Money Market Portfolio  . . . . . . .    1
Short-Term Portfolio  . . . . . . . .    9
Limited-Term Portfolio  . . . . . . .   14
Intermediate-Term Portfolio   . . . .   21
Insured Long-Term Portfolio   . . . .   34
Long-Term Portfolio   . . . . . . . .   41
High-Yield Portfolio  . . . . . . . .   45
Key to Abbreviations  . . . . . . . .   51
------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                 MATURITY                 AMOUNT          VALUE*
MONEY MARKET PORTFOLIO                                                 COUPON        DATE                  (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (100.5%)
--------------------------------------------------------------------------------------------------------------------------------
ALABAMA (3.2%)
Alabama Special Care Fac. Finance Auth. of the City of
     Montgomery Hosp. Rev. VRDO                                         3.30%     3/5/97  (3)          $  22,300    $     22,300
Birmingham AL GO VRDO                                                   3.30%     3/5/97  LOC             16,600          16,600
Birmingham AL GO VRDO                                                   3.30%     3/6/97  LOC             16,600          16,600
Huntsville AL Health Care Auth. VRDO                                    3.25%     3/6/97  (1)             63,800          63,800
McIntosh AL IDA PCR VRDO (Ciba-Geigy)                                   3.30%     3/5/97  LOC             25,000          25,000
Montgomery AL IDA Pollution Control & Solid Waste CP
 (General Electric Co. Project)                                         3.40%    4/17/97                  13,175          13,175
Montgomery AL IDA Pollution Control & Solid Waste CP
 (General Electric Co. Project)                                         3.50%    3/20/97                   6,400           6,400
                                                                                                                    ------------
                                                                                                                         163,875
                                                                                                                    ------------
ALASKA (3.8%)
Alaska Housing Finance Corp. VRDO                                       3.25%     3/5/97                  24,300          24,300
Alaska Housing Finance Corp. VRDO                                       3.40%     3/5/97                  89,400          89,400
Anchorage AK Electric Util. Rev. VRDO (Muni. Light & Power)             3.30%     3/5/97  LOC             18,000          18,000
Anchorage AK TAN                                                        4.00%   12/17/97                  12,000          12,044
Valdez AK Marine Terminal VRDO (Exxon Pipeline Project)                 3.40%     3/4/97                  13,400          13,400


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
MONEY MARKET PORTFOLIO                                                 COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------


Valdez AK Marine Terminal VRDO (Exxon Pipeline Project)                 3.45%     3/4/97               $   7,500      $    7,500
Valdez AK Marine Terminal VRDO (Mobile Pipeline)                        3.30%     3/5/97                  28,350          28,350
                                                                                                                    ------------
                                                                                                                         192,994
                                                                                                                    ------------
ARIZONA (0.7%)
Arizona Health Fac. Auth. VRDO (Samaritan Health Services)              3.35%     3/6/97  (3)             29,360          29,360
Maricopa County AZ PCR VRDO (Arizona Public Service Palo Verde)         3.45%     3/4/97  LOC              6,500           6,500
                                                                                                                    ------------
                                                                                                                          35,860
                                                                                                                    ------------
CALIFORNIA (9.7%)
Alameda County CA TRAN                                                  4.50%    6/30/97                  10,500          10,519
California Higher Educ. Loan Auth. Student Loan Rev. PUT                3.70%     5/1/97  LOC             25,000          25,000
California Higher Educ. Loan Auth. Student Loan Rev. PUT                3.95%     7/1/97  LOC             25,000          25,000
California Higher Educ. Loan Auth. Student Loan Rev. PUT                4.00%     8/1/97  LOC              9,000           9,000
California Higher Educ. Loan Auth. Student Loan Rev. VRDO               3.30%     3/5/97  LOC             76,525          76,525
California RAN                                                          4.50%    6/30/97                  50,000          50,086
Los Angeles CA Unified School Dist. TRAN                                4.50%    9/30/97                  14,500          14,563
Los Angeles City CA TRAN                                                4.50%    6/19/97                  44,600          44,672
Los Angeles County CA TRAN                                              4.50%    6/30/97  LOC             38,000          38,098
Sacramento County CA TRAN                                               4.50%    9/30/97                  27,115          27,242
San Bernardino County CA TRAN                                           4.50%    6/30/97  LOC             45,000          45,091
San Diego CA Area Local Govt. Pooled TRAN                               4.75%    10/1/97  (4)             13,000          13,070
San Diego CA Unified School Dist. TRAN                                  4.75%    10/1/97                  10,300          10,364
San Diego City CA TAN                                                   4.50%     7/2/97                  18,000          18,045
San Diego County CA TRAN                                               4.375%    9/30/97  LOC             26,000          26,099
San Francisco City & County CA TRAN                                     4.50%    10/8/97                  10,000          10,044
San Mateo County CA TRAN                                                4.50%     7/1/97                  17,000          17,030
Santa Clara County CA TRAN                                              4.50%     8/1/97                  32,800          32,880
                                                                                                                    ------------
                                                                                                                         493,328
                                                                                                                    ------------
COLORADO (2.9%)
Colorado Health Fac. Auth. Rev. VRDO (Kaiser Permanente)                3.30%     3/5/97                  18,600          18,600
Colorado Health Fac. Auth. Rev. VRDO (Sisters of Charity)               3.30%     3/6/97                   5,400           5,400
Colorado TRAN                                                           4.50%    6/27/97                 101,300         101,525
Moffat County CO PCR VRDO (PacifiCorp Project)                          3.50%     3/4/97  (2)             20,405          20,405
                                                                                                                    ------------
                                                                                                                         145,930
                                                                                                                    ------------
CONNECTICUT (0.1%)
Connecticut State 2nd Lien Special Tax Obligation Transp.
     Infrastructure Purpose VRDO                                        3.25%     3/5/97  LOC              3,400           3,400
                                                                                                                    ------------
DISTRICT OF COLUMBIA (0.6%)
District of Columbia VRDO (George Washington Univ.)                     3.45%     3/5/97  LOC             31,500          31,500
                                                                                                                    ------------
FLORIDA (6.2%)
Dade County FL Water & Sewer System Rev. TOB VRDO (Eagle Trust)         3.40%     3/8/97  (3)             24,000          24,000
Dade County FL Water & Sewer System Rev. VRDO                           3.25%     3/5/97  (3)              5,665           5,665
Gainesville FL Util. System CP                                          3.45%    3/10/97                  11,913          11,913
Gainesville FL Util. System CP                                          3.45%    5/16/97                   5,507           5,507
Gulf Breeze FL Local Govt. Loan Program VRDO                            3.30%     3/8/97  (3)             33,770          33,770
Hillsborough County FL IDA PCR VRDO (Tampa Electric Co. Project)        3.50%     3/4/97                  12,100          12,100
Jacksonville FL Electric Auth. CP                                       3.45%    3/27/97                  13,500          13,500
Jacksonville FL Electric Auth. CP                                       3.45%    4/11/97                  15,000          15,000
Jacksonville FL Electric Auth. CP                                       3.45%    5/20/97                   6,500           6,500
Jacksonville FL Electric Auth. CP                                       3.50%     4/1/97                   8,100           8,100
Lee County FL Hosp. Board CP (Lee Memorial Hosp. Project)               3.50%    3/11/97                   7,000           7,000
Lee County FL Hosp. Board CP (Lee Memorial Hosp. Project)               3.50%    5/15/97                  26,000          26,000
Lee County FL Hosp. Board CP (Lee Memorial Hosp. Project)               3.50%    5/20/97                   5,000           5,000
Lee County FL Hosp. Board CP (Lee Memorial Hosp. Project)               3.55%    3/25/97                  28,500          28,500
Lee County FL Hosp. Board CP (Lee Memorial Hosp. Project)               3.55%    3/26/97                  21,500          21,500
Orange County FL Health Fac. Auth. VRDO
     (Adventist Health System/Sunbelt)                                  3.30%     3/6/97  LOC             26,500          26,500
St. Lucie County FL PCR CP (Florida Power & Light Co. Project)          3.45%    3/27/97                   5,000           5,000
St. Lucie County FL PCR CP (Florida Power & Light Co. Project)          3.45%    5/20/97                   4,500           4,500
St. Lucie County FL PCR CP (Florida Power & Light Co. Project)          3.55%    5/13/97                   4,550           4,550


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
                                                                       COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
Sunshine State Govt. Finance Committee of FL CP                         3.40%    4/17/97  LOC          $   7,200       $   7,200
Sunshine State Govt. Finance Committee of FL CP                         3.45%    5/15/97  LOC             27,800          27,800
Sunshine State Govt. Finance Committee of FL CP                         3.45%    5/20/97  LOC              5,565           5,565
Sunshine State Govt. Finance Committee of FL CP                         3.50%     4/8/97  LOC              2,300           2,300
Sunshine State Govt. Finance Committee of FL CP                         3.50%    4/10/97  LOC              2,500           2,500
Sunshine State Govt. Finance Committee of FL CP                         3.55%    5/13/97  LOC              6,050           6,050
                                                                                                                    ------------
                                                                                                                         316,020
                                                                                                                    ------------
GEORGIA (2.7%)
Burke County GA Dev. Auth. PCR VRDO (Georgia Power Co. Project)         3.50%     3/4/97                   6,000           6,000
Burke County GA Dev. Auth. PCR VRDO (Oglethorpe Power)                  3.25%     3/5/97  (3)             37,200          37,200
Burke County GA Dev. Auth. PCR VRDO (Oglethorpe Power)                  3.25%     3/5/97  (3)             16,500          16,500
Municipal Electric Auth. of GA                                          8.00%     1/1/98  (Prere.)         9,505          10,015
Municipal Electric Auth. of GA CP                                       3.50%    4/11/97  LOC             19,150          19,150
Municipal Electric Auth. of GA CP (Project One)                         3.50%    4/11/97  LOC             17,600          17,600
Municipal Electric Auth. of GA CP (Project One)                         3.60%    3/10/97  LOC             32,385          32,385
                                                                                                                    ------------
                                                                                                                         138,850
                                                                                                                    ------------
HAWAII (0.5%)
Honolulu HI City & County CP                                            3.50%    4/10/97                  17,500          17,500
Honolulu HI City & County CP                                            3.50%    4/11/97                   5,000           5,000
                                                                                                                    ------------
                                                                                                                          22,500
                                                                                                                    ------------
IDAHO (0.7%)
Idaho TAN                                                               4.50%    6/30/97                  36,000          36,070
                                                                                                                    ------------
ILLINOIS (4.3%)
Illinois Dev. Finance Auth. PCR VRDO (Illinois Power Co. Project)       3.30%     3/5/97  LOC             13,900          13,900
Illinois Educ. Fac. VRDO (DePaul Univ.)                                 3.30%     3/5/97  LOC             33,600          33,600
Illinois GO                                                            5.125%    12/1/97  (3)             20,000          20,221
Illinois Health Fac. Auth. PUT (Evanston Hosp. Corp.)                   3.75%    1/15/98                  17,000          17,000
Illinois Health Fac. Auth. VRDO (Franciscan Sisters)                    3.30%     3/5/97  LOC             27,000          27,000
Illinois Health Fac. Auth. VRDO (Hosp. Sisters Service)                 3.30%     3/5/97  (1)             23,700          23,700
Illinois Health Fac. Auth. VRDO (Pooled Finance)                        3.25%     3/5/97  LOC              6,000           6,000
Illinois Health Fac. Auth. VRDO (Swedish Covenant Hosp.)                3.30%     3/5/97  (2)             35,000          35,000
Illinois Health Fac. Auth. VRDO (Univ. of Chicago Hosp. Project)        3.30%     3/5/97  (1)             21,000          21,000
Illinois Toll Highway Auth. VRDO                                        3.25%     3/5/97  (1) LOC         13,200          13,200
Schaumburg IL VRDO                                                      3.35%     3/5/97                  10,800          10,800
                                                                                                                    ------------
                                                                                                                         221,421
                                                                                                                    ------------
INDIANA (2.3%)
Hammond City IN PCR VRDO (Amoco Oil Co. Project)                        3.40%     3/4/97                  11,650          11,650
Indiana Educ. Fac. Auth. VRDO (Univ. of Notre Dame Du Lac Project)      3.20%     3/6/97                   8,700           8,700
Indiana Health Fac. Finance Auth. Hosp. Rev. VRDO
     (Clarian Health Partners)                                          3.40%     3/5/97                  24,200          24,200
Indianapolis IN Local Public Improvement Bond                          4.125%    7/10/97                   8,000           8,017
Mt. Vernon IN PCR PUT (Southern Indiana Gas & Electric)                 4.00%     5/1/97                  12,000          12,027
Mt. Vernon IN PCR & Solid Waste Disposal CP
     (General Electric Project)                                         3.40%    4/17/97                  15,340          15,340
Petersburg IN PCR CP (Indianapolis Power & Light Co.)                   3.40%    3/11/97                   5,000           5,000
Petersburg IN PCR CP (Indianapolis Power & Light Co.)                   3.45%    3/27/97                  11,000          11,000
Rockport City IN PCR Refunding VRDO (AEP Generating Co.)                3.50%     3/4/97  (2)             22,100          22,100
                                                                                                                    ------------
                                                                                                                         118,034
                                                                                                                    ------------
IOWA (0.4%)
Des Moines IA GO                                                        5.00%     6/1/97                   4,425           4,438
Iowa School Corp. (Iowa School Warrant Certificates)                    4.75%    6/27/97  (4)             15,000          15,034
                                                                                                                    ------------
                                                                                                                          19,472
                                                                                                                    ------------
KANSAS (0.2%)
Burlington KS PCR CP (Kansas City Power & Light)                        3.55%     4/9/97  LOC             12,000          12,000
                                                                                                                    ------------

KENTUCKY (2.0%)
Clark County KY PCR Rev. PUT (Kentucky Power National Rural Util.)      3.65%    4/15/97                  11,510          11,510
Jefferson County KY PCR CP (Louisville Gas & Electric Project)          3.45%    3/27/97                   6,635           6,635
Kentucky Econ. Dev. Finance Auth. Hosp. Rev. VRDO
     (Baptist Healthcare System Obligation Group)                       3.30%     3/7/97  LOC             60,000          60,000


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
MONEY MARKET PORTFOLIO                                                 COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
Trimble County KY PCR CP (Louisville Gas & Electric Project)            3.40%    3/27/97              $    5,300      $    5,300
Trimble County KY PCR CP (Louisville Gas & Electric Project)            3.45%    3/27/97                  14,035          14,035
Trimble County KY PCR CP (Louisville Gas & Electric Project)            3.60%    3/26/97                   6,000           6,000
                                                                                                                    ------------
                                                                                                                         103,480
                                                                                                                    ------------
LOUISIANA (1.7%)
East Baton Rouge Parish LA PCR VRDO (Exxon Project)                     3.45%     3/4/97                   4,000           4,000
East Baton Rouge Parish LA PCR VRDO (Exxon Project)                     3.40%     3/4/97                  20,095          20,095
Louisiana GO                                                            5.00%     8/1/97  (3)              5,000           5,025
Louisiana Public Fac. Auth. Hosp. Rev. CP
     (Lady of Lakes Regional Medical Center)                            3.55%     4/8/97  (4)             14,385          14,385
Louisiana Public Finance Auth. SCH Health Care System CP
     (Sisters of Charity)                                               3.45%    3/11/97                  31,500          31,500
Louisiana Public Finance Auth. SCH Health Care System CP
     (Sisters of Charity)                                               3.50%     3/3/97                  11,400          11,400
                                                                                                                    ------------
                                                                                                                          86,405
                                                                                                                    ------------
MAINE (1.1%)
Maine GO                                                                5.00%    5/15/97                   5,340           5,354
Maine Health & Higher Educ. Fac. Auth. VRDO (Bowdoin College)           3.30%     3/5/97  LOC             13,500          13,500
Maine Highway GO                                                        5.00%    5/15/97                   2,500           2,507
Maine TAN                                                               4.50%    6/27/97                  34,000          34,067
                                                                                                                    ------------
                                                                                                                          55,428
                                                                                                                    ------------
MARYLAND (1.8%)
Howard County MD Consolidated Public Improvement CP                     3.40%    3/20/97                  28,200          28,200
Howard County MD Consolidated Public Improvement CP                     3.50%    3/27/97                  21,000          21,000
Montgomery MD Consolidated BAN CP                                       3.50%    3/13/97                   5,000           5,000
Montgomery MD Consolidated CP                                           3.50%    3/14/97                   4,000           4,000
Washington Suburban Sanitation Dist. BAN VRDO                           3.30%     3/5/97                  31,500          31,500
                                                                                                                    ------------
                                                                                                                          89,700
                                                                                                                    ------------
MASSACHUSETTS (0.8%)
Massachusetts GO                                                        4.25%    6/10/97                  25,000          25,024
Massachusetts GO                                                       7.875%     6/1/97                   7,980           8,060
                                                                                                                    ------------
Massachusetts Muni. Wholesale Electric Co.
     Power Supply System Rev.                                           8.75%     7/1/97  (Prere.)         7,000           7,251
                                                                                                                    ------------
                                                                                                                          40,335
                                                                                                                    ------------

MICHIGAN (3.5%)
Michigan GO Notes                                                       4.50%    9/30/97                  70,000          70,408
Michigan Hosp. Finance Auth. VRDO
     (Daughters of Charity-Providence Hosp.)                            3.35%     3/5/97                  22,550          22,550
Michigan Housing Dev. Auth. VRDO                                        3.30%     3/5/97  LOC             20,900          20,900
Regents of Univ. of Michigan Hosp. Rev. VRDO                            3.50%     3/4/97                  47,400          47,400
Univ. of Michigan Rev. VRDO (Medical Service Plan)                      3.50%     3/4/97                  18,300          18,300
                                                                                                                    ------------
                                                                                                                         179,558
                                                                                                                    ------------
MINNESOTA (0.3%)
Minnesota GO                                                            4.70%     8/1/97                  16,315          16,389
                                                                                                                    ------------

MISSISSIPPI (0.4%)
Jackson County MS Port Fac. VRDO (Chevron USA Project)                  3.45%     3/4/97                  22,200          22,200
                                                                                                                    ------------

MISSOURI (3.2%)
Missouri Environmental Improvement & Energy Resource
     Auth. PCR CP (Union Electric Co. Project)                          3.90%    10/9/97                  11,655          11,655
Missouri Health & Educ. Fac. Auth. School Dist. Advance Funding
     Program Notes (Rockwood R-VI School Dist.)                         4.50%     9/8/97                   5,000           5,015
Missouri Health & Educ. Fac. Auth. VRDO (St. Anthony Medical Center)    3.25%     3/5/97                   6,200           6,200
Missouri Health & Educ. Fac. Auth. VRDO (SSM Health Care Project)       3.30%     3/5/97  (1)              5,200           5,200
Missouri Health & Educ. Fac. Auth. VRDO (SSM Health Care Project)       3.30%     3/5/97  (1)             10,000          10,000
Missouri Health & Educ. Fac. Auth. VRDO (SSM Health Care Project)       3.40%     3/4/97  LOC              7,800           7,800
Missouri Health & Educ. Fac. Auth. VRDO
     (Sisters of Mercy Health Care System)                              3.25%     3/5/97                  30,300          30,300
Missouri Health & Educ. Fac. Auth. VRDO
     (Sisters of Mercy Health Care System)                              3.25%     3/6/97                  10,600          10,600

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
                                                                       COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
Missouri Health & Educ. Fac. Auth. VRDO (Washington Univ.)              3.45%     3/4/97               $   4,400       $   4,400
Missouri Health & Educ. Finance Auth. VRDO
     (St. Anthony's Medical Center)                                     3.25%     3/5/97                  16,900          16,900
Missouri Health & Educ. Auth. Health Fac. Rev. VRDO
     (Sisters of Mercy Health Care System-St. Louis)                    3.25%     3/6/97                  31,500          31,500
Univ. of Missouri Capital Project Notes                                 4.75%    6/30/97                  26,000          26,071
                                                                                                                    ------------
                                                                                                                         165,641
                                                                                                                    ------------
NEBRASKA (0.8%)
Lincoln City NE CP (Lincoln Electric System)                            3.50%     4/8/97                  17,400          17,400
Omaha NE Public Power Dist. CP                                          3.40%    3/11/97                  10,000          10,000
Omaha NE Public Power Dist. CP                                          3.45%    3/27/97                   8,200           8,200
Omaha NE Public Power Dist. CP                                          3.45%    5/20/97                   5,000           5,000
                                                                                                                    ------------
                                                                                                                          40,600
                                                                                                                    ------------
NEVADA (1.5%)
Clark County NV Airport Improvement Rev. VRDO
     (McCarran International Airport)                                   3.25%     3/5/97  LOC             13,440          13,440
Clark County NV Airport System Refunding Rev. VRDO
     (McCarran International Airport)                                   3.25%     3/5/97  (1)             41,500          41,500
Clark County NV Las Vegas Convention & Visitors Auth. GO                5.40%     7/1/97  (1)              5,750           5,777
Nevada GO                                                               9.70%     5/1/97                   6,275           6,337
Nevada GO TOB VRDO                                                      3.45%     3/6/97                   9,225           9,225
                                                                                                                    ------------
                                                                                                                          76,279
                                                                                                                    ------------
NEW HAMPSHIRE (0.4%)
New Hampshire Educ. & Health Fac. Auth. VRDO (St. Paul's School)        3.25%     3/6/97  LOC             15,500          15,500
Rockingham County NH TAN                                                4.00%   12/31/97                   7,000           7,014
                                                                                                                    ------------
                                                                                                                          22,514
                                                                                                                    ------------
NEW JERSEY (1.2%)
New Jersey TRAN CP                                                      3.45%    5/15/97                   7,000           7,000
New Jersey TRAN CP                                                      3.50%     4/1/97                   9,500           9,500
New Jersey TRAN CP                                                      3.50%    4/10/97                   9,000           9,000
New Jersey TRAN CP                                                      3.60%    3/10/97                  28,000          28,000
Ocean County NJ BAN                                                     4.25%    6/20/97                  10,000          10,011
                                                                                                                    ------------
                                                                                                                          63,511
                                                                                                                    ------------
NEW MEXICO (0.8%)
Hurley NM PCR VRDO
     (Kennecott Sante Fe Corp. Project British Petroleum)               3.45%     3/4/97                  27,200          27,200
New Mexico Highway Comm. VRDO                                           3.35%     3/7/97  (4)             12,000          12,000
                                                                                                                    ------------
                                                                                                                          39,200
                                                                                                                    ------------
NEW YORK (7.4%)
Duchess County NY BAN                                                   4.50%    7/31/97                   4,000           4,014
Monroe County NY Public Improvement GO                                  4.50%     3/1/98                   6,855           6,908
Muni. Assistance Corp. for City of New York NY CP                       3.45%    4/14/97  (2)             20,800          20,800
Muni. Assistance Corp. for City of New York NY Rev.                     4.00%     7/1/97                   7,540           7,607
Nassau County NY TAN                                                    4.00%    3/27/97                  10,000          10,004
Nassau County NY TAN                                                    4.25%    8/29/97                  35,000          35,119
Nassau County NY TAN                                                    4.25%    9/25/97                  34,000          34,132
New York City NY GO CP                                                  3.55%     3/7/97  LOC             32,700          32,700
New York City NY GO CP                                                  3.55%    3/12/97  LOC             25,000          25,000
New York City NY Muni. Water Finance Auth. CP                           3.60%     4/7/97  LOC             50,000          50,000
New York City NY RAN                                                    4.50%    4/15/97                  50,000          50,049
New York City NY RAN                                                    4.50%    6/30/97  LOC             25,000          25,057
New York Dormitory Auth. CP
     (Memorial Sloan Kettering Cancer Center)                           3.45%    4/14/97  LOC              5,600           5,600
New York Medical Care Fac. Finance Agency Rev.                          8.00%    8/15/97  (7)(Prere.)      5,000           5,199
New York Medical Care Fac. Finance Agency Rev.
     (Hosp. & Nursing Home)                                             8.10%    2/15/98  (Prere.)        20,000          21,218
New York Medical Care Fac. Finance Agency Rev.                         8.875%    8/15/97  (Prere.)        20,000          20,865
Orange County NY BAN                                                    4.50%   11/12/97                   9,700           9,750
Port Washington NY Union Free School Dist. GO                           4.40%    6/26/97                   5,000           5,011
Roslyn NY Union Free School Dist. TAN                                   4.25%    6/26/97                   7,000           7,010
                                                                                                                    ------------
                                                                                                                         376,043
                                                                                                                    ------------

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

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
MONEY MARKET PORTFOLIO                                                 COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA (3.0%)
Charlotte NC Airport Refunding Rev. VRDO                                3.25%     3/5/97  (1)          $   8,380       $   8,380
Mecklenburg County NC VRDO                                              3.20%     3/6/97                  12,000          12,000
North Carolina Educ. Fac. Auth. VRDO (Duke Univ.)                       3.20%     3/8/97                  31,600          31,600
North Carolina Educ. Fac. Finance Auth. VRDO
     (Bowman Gray School of Medicine Project)                           3.30%     3/5/97  LOC              5,700           5,700
North Carolina Medical Care Hosp. Rev. VRDO (Duke Univ. Hosp.)          3.20%     3/8/97                  20,500          20,500
North Carolina Medical Care Hosp. Rev. VRDO
     (Moses H. Cone Memorial Hosp. Project)                             3.30%     3/6/97                  19,500          19,500
North Carolina Medical Care Hosp. Rev. VRDO
     (North Carolina Baptist Hosp. Project)                             3.30%     3/6/97                  41,000          41,000
Wake County NC Pollution Control Finance Auth. VRDO
     (Carolina Power & Light)                                           3.30%     3/5/97  LOC             12,400          12,400
Winston-Salem NC COP VRDO                                               3.30%     3/6/97                   4,250           4,250
                                                                                                                    ------------
                                                                                                                         155,330
                                                                                                                    ------------
NORTH DAKOTA (0.5%)
Oliver County ND PCR VRDO (Square Butte Electric Coop Project)          3.35%     3/5/97  (2)             26,750          26,750
                                                                                                                    ------------

OHIO (0.5%)
Clermont County OH Hosp. Rev. VRDO (Mercy Health System)                3.25%     3/5/97                   5,600           5,600
Cuyahoga County OH Hosp. Rev. VRDO (Cleveland Clinic Foundation)        3.30%     3/5/97  LOC             10,200          10,200
Franklin County OH Hosp. Rev. VRDO (U.S. Health Corp.)                  3.30%     3/6/97  LOC              5,860           5,860
Greene County OH GO BAN                                                 4.50%     6/4/97                   4,540           4,546
                                                                                                                    ------------
                                                                                                                          26,206
                                                                                                                    ------------
OKLAHOMA (1.1%)
Garfield County OK IDA PCR VRDO
     (Oklahoma Gas & Electric Co. Project)                              3.35%     3/5/97                  19,200          19,200
Oklahoma City OK Ind. & Cultural Fac. Trust VRDO
     (St. Anthony Hosp. Project)                                        3.40%     3/4/97  LOC             16,700          16,700
Oklahoma Ind. Auth. Health System Rev. VRDO (Baptist Center)            3.35%     3/5/97                  15,200          15,200
Tulsa County OK Criminal Justice Auth. Sales Tax Rev.                   4.50%     9/1/97                   5,340           5,362
                                                                                                                    ------------
                                                                                                                          56,462
                                                                                                                    ------------
OREGON (0.5%)
Multnomah County OR TRAN                                                4.75%    6/30/97                  11,000          11,031
Oregon Veterans Welfare Program VRDO                                    3.25%     3/5/97  LOC             13,000          13,000
                                                                                                                    ------------
                                                                                                                          24,031
                                                                                                                    ------------
PENNSYLVANIA (2.4%)
Allegheny County PA Hosp. Dev. Auth.
     (Presbyterian Univ. Health) VRDO                                   3.35%     3/6/97                  13,840          13,840
Pennsylvania TAN                                                        4.50%    6/30/97                  88,500          88,726
Sayre PA Health Care Fac. Auth. VRDO
     (VHA of Pennsylvania, Pooled Capital Asset Financial Program)      3.30%     3/5/97  (2)             18,900          18,900
                                                                                                                    ------------
                                                                                                                         121,466
                                                                                                                    ------------
SOUTH CAROLINA (0.1%)
Berkeley County SC PCR VRDO (Amoco Chemical Co. Project)                3.40%     3/4/97                   3,550           3,550
South Carolina GO                                                       7.25%     5/1/97                   3,915           3,938
                                                                                                                    ------------
                                                                                                                           7,488
                                                                                                                    ------------
SOUTH DAKOTA (0.2%)
South Dakota School Dist. COP (Cash Flow Finance Project)               4.75%    7/28/97                   8,370           8,397
                                                                                                                    ------------
TENNESSEE (2.0%)
Metropolitan Govt. of Nashville & Davidson County TN Health &
     Educ. CP (Baptist Hosp.)                                           3.40%    4/10/97                  19,500          19,500
Metropolitan Govt. of Nashville & Davidson County TN Health &
     Educ. CP (Baptist Hosp.)                                           3.60%     5/1/97                  45,600          45,600
Metropolitan Govt. of Nashville & Davidson County TN Health &
     Educ. CP (Vanderbilt Univ.)                                        3.45%    3/27/97                  10,000          10,000
Metropolitan Govt. of Nashville & Davidson County TN Health &
     Educ. CP (Vanderbilt Univ.)                                        3.45%    5/15/97                   4,000           4,000
Metropolitan Govt. of Nashville & Davidson County TN Health &
     Educ. CP PUT (Vanderbilt Univ.)                                    3.65%    1/15/98                   5,500           5,500





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

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
                                                                       COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
Metropolitan Govt. of Nashville TN Airport Auth. Improvement
     Refunding VRDO                                                     3.30%     3/5/97  (3) LOC       $ 14,800       $  14,800
Tennessee BAN VRDO                                                      3.20%     3/5/97                     400             400
                                                                                                                    ------------
                                                                                                                          99,800
                                                                                                                    ------------
TEXAS (14.8%)
Austin TX Combined Util. System CP (Travis & Williamson Counties)       3.50%    3/25/97  LOC             35,000          35,000
Dallas TX Water Works & Sewer Refunding                                 6.90%     4/1/97                   2,000           2,005
Gulf Coast Waste Disposal Auth. of TX PCR VRDO (Amoco Oil Project)      3.45%     3/4/97                   9,800           9,800
Gulf Coast Waste Disposal Auth. of TX PCR VRDO (Exxon Project)          3.40%     3/4/97                  31,000          31,000
Gulf Coast Waste Disposal Auth. of TX PCR CP (Exxon Project)            3.45%    5/19/97                   7,400           7,400
Harris County TX Health Fac. Dev. Corp. (Herman Trust)                  9.00%    10/1/97  (Prere.)         2,000           2,096
Harris County TX Health Fac. Dev. Corp. VRDO (Children's Hosp.)         3.30%     3/5/97                  21,000          21,000
Harris County TX Health Fac. Dev. Corp. VRDO (Methodist Hosp.)          3.45%     3/4/97                  57,000          57,000
Harris County TX Health Fac. Dev. Corp. VRDO
     (St. Luke's Episcopal Hosp.)                                       3.45%     3/4/97                  60,200          60,200
Harris County TX SCH Health Care System CP (Sisters of Charity)         3.45%     3/3/97                  26,000          26,000
Harris County TX SCH Health Care System CP (Sisters of Charity)         3.45%    3/11/97                   9,400           9,400
Harris County TX SCH Health Care System CP (Sisters of Charity)         3.50%     3/3/97                  11,700          11,700
Harris County TX Toll Road VRDO                                         3.25%     3/5/97                  66,900          66,900
Houston TX Independent School Dist. TRAN                                4.50%    8/27/97                  15,900          15,948
Houston TX Public Improvement GO                                        4.25%     3/1/97                   7,000           7,000
Houston TX Public Improvement GO                                        6.00%     4/1/97                   1,500           1,503
Houston TX TRAN                                                         4.50%    6/30/97                  75,000          75,145
Houston TX Water & Sewer System Rev.                                    7.60%    12/1/97  (5)(Prere.)      4,010           4,203
North Central TX Health Fac. Dev. Corp. CP (Methodist Hosp. Dallas)     3.55%    4/15/97  (1)             65,800          65,800
North Central TX Health Fac. Dev. Corp. VRDO
     (Presbyterian Medical Center)                                      3.50%     3/4/97  (1)             10,950          10,950
Plano TX Health Fac. Dev. Corp. Hosp. Rev. CP
     (Children's & Presbyterian Health Care Center)                     3.40%    4/17/97                   2,000           2,000
Red River TX Auth. VRDO (Southwestern Public Service)                   3.25%     3/6/97  (2)             20,000          20,000
Red River TX Auth. VRDO (Southwestern Public Service)                   3.30%     3/6/97                  10,000          10,000
Richardson TX Independent School Dist. TRAN                             4.50%    8/29/97                  15,000          15,047
Southwest Higher Educ. Auth. of TX VRDO (Southern Methodist Univ.)      3.45%     3/4/97  LOC              1,300           1,300
Texas GO                                                                6.75%    12/1/97                   5,000           5,038
Texas GO TOB VRDO                                                       3.40%     3/6/97                   9,350           9,350
Texas Muni. Power Agency Rev. (Self-Insurance & Risk Mgmt.)             4.25%     9/1/97                  11,325          11,361
Texas TRAN                                                              4.75%    8/29/97                  93,800          94,222
Univ. of TX System Board of Regents Univ. Fund Permanent                3.45%    3/10/97                  35,000          35,000
Univ. of TX System Board of Regents Univ. Fund Permanent                3.45%    3/20/97                   5,520           5,520
Univ. of TX System Board of Regents Rev. Finance System CP              3.45%    5/21/97                  10,000          10,000
Univ. of TX System Board of Regents Rev. Finance System CP              3.50%    3/27/97                  13,313          13,313
West Side Calhoun County TX Dev. VRDO (British Petroleum)               3.45%     3/4/97                   6,400           6,400
                                                                                                                    ------------
                                                                                                                         758,601
                                                                                                                    ------------
UTAH (2.5%)
Emery County UT PCR VRDO (PacifiCorp Project)                           3.30%     3/5/97  LOC             35,500          35,500
Emery County UT PCR VRDO (PacifiCorp Project)                           3.45%     3/4/97  (2)              8,100           8,100
Intermountain Power Agency of UT PUT                                    3.75%    3/17/97  LOC             24,000          24,000
Intermountain Power Agency of UT TOB VRDO (Eagle Trust)                 3.40%     3/8/97  (1)             37,600          37,600
Salt Lake City UT Rev. CP (Pooled Hosp. Finance Program)                3.45%    5/15/97                  21,600          21,600
                                                                                                                    ------------
                                                                                                                         126,800
                                                                                                                    ------------
VERMONT (0.8%)
Vermont Educ. & Health Buildings Finance Agency PUT
     (Middlebury College Project)                                       3.70%     5/1/97                   6,650           6,650
Vermont Educ. & Health Buildings Finance Agency VRDO
     (Norwich Univ.)                                                    3.30%     3/6/97  LOC             15,000          15,000
Vermont GO CP                                                           3.40%    3/11/97                  20,000          20,000
                                                                                                                    ------------
                                                                                                                          41,650
                                                                                                                    ------------
VIRGINIA (1.1%)
Fairfax County VA IDA Hosp. Rev. CP (Inova Health System Hosp. Project) 3.40%    4/17/97                   5,000           5,000
Fairfax County VA IDA Hosp. Rev. CP (Inova Health System Hosp. Project) 3.45%     3/3/97                   3,300           3,300
Fairfax County VA IDA Hosp. Rev. CP
     (Inova Health System Hosp. Project)                                3.45%    4/22/97                   4,500           4,500


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
MONEY MARKET PORTFOLIO                                                 COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
Fairfax County VA IDA Hosp. Rev. VRDO
     (Inova Health System Hosp. Project)                                3.35%     3/5/97               $  32,500      $   32,500
Virginia Commonwealth GO BAN                                            3.45%    5/15/97                  12,300          12,300
                                                                                                                    ------------
                                                                                                                          57,600
                                                                                                                    ------------
WASHINGTON (2.5%)
Port of Seattle WA GO VRDO                                              3.30%     3/5/97                   2,300           2,300
Seattle WA Muni. Light & Power VRDO                                     3.25%     3/5/97                   5,000           5,000
Seattle WA Muni. Light & Power VRDO                                     3.30%     3/5/97                  30,700          30,700
Seattle WA Water System Rev. VRDO                                       3.30%     3/5/97  LOC             19,800          19,800
Washington GO                                                          4.125%    10/1/97                   5,000           5,009
Washington GO VRDO                                                      3.25%     3/5/97                  64,700          64,700
                                                                                                                    ------------
                                                                                                                         127,509
                                                                                                                    ------------
WISCONSIN (2.4%)
Milwaukee WI Ind. Dev. VRDO
     (Wisconsin Electric Power Co. Project)                             3.35%     3/6/97                  10,000          10,000
Milwaukee WI School Order Notes RAN                                     4.25%    8/21/97                  25,000          25,047
Oak Creek City WI VRDO (Wisconsin Electric Power Co. Project)           3.35%     3/5/97                  37,800          37,800
Village of Pleasant Prairie WI PCR VRDO
     (Wisconsin Electric Power Co. Project)                             3.35%     3/6/97                  23,500          23,500
Wisconsin GO                                                            5.00%     5/1/97                   5,450           5,461
Wisconsin Health & Educ. Fac. Auth. VRDO
     (Wheaton Franciscan Services)                                      3.25%     3/6/97  LOC             21,700          21,700
                                                                                                                    ------------
                                                                                                                         123,508
                                                                                                                    ------------
WYOMING (0.9%)
Converse County WY PCR CP (PacifiCorp)                                  3.40%    3/18/97  LOC              4,900           4,900
Gillette and Campbell Counties WY PCR CP (PacifiCorp Project)           3.50%    3/11/97  LOC              4,000           4,000
Lincoln County WY PCR VRDO (Exxon Project)                              3.40%     3/4/97                   3,500           3,500
Lincoln County WY PCR VRDO (Exxon Project)                              3.45%     3/4/97                   7,500           7,500
Sweetwater County WY PCR CP (PacifiCorp Project)                        3.40%    3/18/97  LOC              9,000           9,000
Sweetwater County WY PCR CP (PacifiCorp Project)                        3.50%    3/14/97  LOC             11,500          11,500
Sweetwater County WY PCR VRDO (PacifiCorp Project)                      3.45%     3/4/97  (2)              6,300           6,300
                                                                                                                    ------------
                                                                                                                          46,700
                                                                                                                    ------------
--------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (Cost $5,136,835)                                                                                5,136,835
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.5%)
--------------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                      72,512
Liabilities                                                                                                              (95,949)
                                                                                                                         (23,437)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------------------------
Applicable to 5,114,044,273 outstanding $.001 par value shares
     (authorized 6,700,000,000 shares)                                                                                $5,113,398
================================================================================================================================

NET ASSET VALUE PER SHARE                                                                                                  $1.00
================================================================================================================================

*See Note A in Notes to Financial Statements.
For key to abbreviations and other references, see page 51.


--------------------------------------------------------------------------------------------------------------------------------
AT FEBRUARY 28, 1997, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                          AMOUNT             PER
                                                                                                           (000)           SHARE
--------------------------------------------------------------------------------------------------------------------------------

Paid in Capital                                                                                      $ 5,114,059           $1.00
Undistributed Net Investment Income                                                                           --              --
Accumulated Net Realized Losses                                                                             (661)             --
Unrealized Appreciation                                                                                       --              --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                            $5,113,398           $1.00
================================================================================================================================





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

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
MONEY MARKET PORTFOLIO                                                 COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.1%)
--------------------------------------------------------------------------------------------------------------------------------
ALABAMA (1.3%)
Birmingham AL GO VRDO                                                   3.30%     3/6/97  LOC           $  1,500    $      1,500
Columbia AL Ind. Dev. PCR VRDO (Alabama Power Co. Project)              3.45%     3/4/97                   4,400           4,400
Huntsville AL Health Care Auth. VRDO                                    3.25%     3/6/97  (1)             13,500          13,500
                                                                                                                    ------------
                                                                                                                          19,400
                                                                                                                    ------------
ALASKA (2.9%)
Alaska Housing Finance Corp. VRDO                                       3.40%     3/5/97                  25,800          25,800
North Slope Borough AK GO                                              7.125%     7/1/98  (1)              7,710           8,041
North Slope Borough AK GO                                               7.15%     7/1/99  (1)              5,670           6,053
Valdez AK Marine Terminal VRDO (Exxon Pipeline Co. Project)             3.40%     3/4/97                   2,500           2,500
                                                                                                                    ------------
                                                                                                                          42,394
                                                                                                                    ------------
ARIZONA (1.0%)
Arizona Transp. Board Excise Tax                                        5.50%     7/1/98  (2)              7,315           7,479
Maricopa County AZ School Dist.                                         0.00%     7/1/99  (3)              7,530           6,822
                                                                                                                    ------------
                                                                                                                          14,301
                                                                                                                    ------------
CALIFORNIA (7.5%)
Anaheim CA Public Improvement Corp. Lease COP VRDO                      3.20%     3/5/97  (2) LOC            800             800
California Dept. of Water (Central Valley Project)                      8.75%    12/1/00                   4,540           5,246
California GO                                                          10.00%     4/1/97  (2)             10,000          10,057
California Health Fac. Auth. VRDO
     (Adventist Health System West Sutter Health)                       3.15%     3/6/97  LOC                600             600
California Health Fac. Financing Auth. VRDO
     (Catholic Health Care West)                                        3.15%     3/5/97  (1)              1,700           1,700
California Higher Educ. Loan Auth. Student Loan Rev. VRDO               3.30%     3/5/97  LOC             28,400          28,400
California PCR VRDO (Pacific Gas & Electric)                            3.45%     3/4/97  LOC                600             600
California RAN VRDO                                                     3.25%     3/5/97                   8,400           8,400
Los Angeles CA Dept. of Water & Power Rev.                              9.00%   11/15/97                   5,855           6,074
Los Angeles County CA Pension Obligation VRDO                           3.20%     3/5/97  (2)                400             400
Los Angeles County CA Public Works Finance Auth.                        6.00%     9/1/99  (1)             11,080          11,580
Los Angeles County CA TRAN                                              4.50%    6/30/97  LOC             10,200          10,232
Orange County CA Sanitation Dist. VRDO                                  3.15%     3/6/97  (2) LOC          6,171           6,171
Sacramento CA Util. Rev.                                               7.875%    8/15/98  (Prere.)         4,000           4,316
San Diego CA Area Local Govt. COP Pooled TRAN                           4.75%    10/1/97  (4)              5,500           5,535
San Diego County CA Unified School Dist. TRAN                           4.75%    10/1/97                  10,000          10,064
                                                                                                                    ------------
                                                                                                                         110,175
                                                                                                                    ------------
COLORADO (0.4%)
Colorado Health Fac. Auth. Rev. VRDO (Kaiser Permanente)                3.30%     3/5/97                   5,200           5,200
                                                                                                                    ------------

CONNECTICUT (3.3%)
Connecticut Dev. Auth. PCR VRDO (Connecticut Light & Power Co.)         3.30%     3/5/97  LOC             27,400          27,400
Connecticut GO                                                          5.65%   11/15/98                   2,500           2,578
Connecticut Special Assessment Unemployment Compensation                5.50%    5/15/00  (2)             17,500          18,171
                                                                                                                    ------------
                                                                                                                          48,149
                                                                                                                    ------------
DISTRICT OF COLUMBIA (2.0%)
District of Columbia GO                                                 0.00%     6/1/00  (1)              6,900           5,942
District of Columbia GO                                                 5.90%     6/1/00  (1)             10,105          10,541
District of Columbia GO                                                 6.00%     6/1/01  (1)              8,115           8,552
District of Columbia GO                                                 7.10%     6/1/00  (4)              3,620           3,902
                                                                                                                    ------------
                                                                                                                          28,937
                                                                                                                    ------------
FLORIDA (4.6%)
Dade County FL School Dist.                                             7.00%     8/1/98  (3)              7,510           7,847
Dade County FL Water & Sewer System Rev. VRDO                           3.25%     3/5/97  (3)             19,085          19,085
Gulf Breeze FL Local Govt. Loan Program VRDO                            3.30%     3/8/97  (3)             20,075          20,075
Jacksonville FL Hosp. Rev.                                             10.50%    10/1/97  (Prere.)         8,000           8,476
Jacksonville FL Transp. Auth.                                           9.00%     1/1/98  (Prere.)         3,780           4,021
St. Lucie County FL PCR Rev. VRDO (FL Power & Light Co.)                3.45%     3/4/97                     800             800
Tampa FL Util. Auth.                                                    8.00%    10/1/97  (Prere.)         7,700           8,051
                                                                                                                    ------------
                                                                                                                          68,355
                                                                                                                    ------------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
SHORT-TERM PORTFOLIO                                                   COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
GEORGIA (6.0%)
Burke County GA Dev. Auth. PCR VRDO (Georgia Power Co.)                 3.45%     3/4/97                $  5,700    $      5,700
Burke County GA Dev. Auth. PCR VRDO (Georgia Power Co.)                 3.50%     3/4/97                   7,400           7,400
Burke County GA Dev. Auth. PCR VRDO (Oglethorpe Power)                  3.25%     3/5/97                  15,800          15,800
Burke County GA Dev. Auth. PCR VRDO (Oglethorpe Power)                  3.25%     3/5/97  (3)              2,300           2,300
Georgia GO                                                              6.80%     8/1/97                   4,815           4,881
Georgia GO                                                              6.80%     8/1/98                   6,155           6,415
Georgia GO                                                              7.00%    11/1/99                   7,500           8,069
Georgia GO                                                              7.40%     8/1/00                   5,000           5,510
Georgia GO                                                              7.50%     4/1/01                   5,500           6,153
Georgia GO                                                              7.70%     4/1/99                   5,000           5,379
Municipal Gas Auth. of GA Rev. VRDO (Agency Project)                    3.30%     3/5/97  LOC             20,000          20,000
                                                                                                                    ------------
                                                                                                                          87,607
                                                                                                                    ------------
HAWAII (2.9%)
Hawaii GO                                                               5.00%    11/1/97                   1,250           1,262
Hawaii GO                                                               5.00%    11/1/98                  16,000          16,305
Hawaii GO                                                               5.00%    11/1/99                  20,000          20,461
Honolulu HI City & County GO                                            6.60%     8/1/01  (Prere.)         4,000           4,386
                                                                                                                    ------------
                                                                                                                          42,414
                                                                                                                    ------------
ILLINOIS (5.9%)
Chicago IL GO                                                           7.50%     1/1/99  (Prere.)         5,000           5,400
Chicago IL Metro. Sanitation Dist.                                      7.85%     1/1/98  (Prere.)         5,600           5,902
Chicago IL Metro. Water Reclamation Dist.                               6.40%     1/1/00                   5,000           5,286
Chicago IL Metro. Water Reclamation Dist.                               6.80%     1/1/00  (Prere.)         5,200           5,637
Chicago IL Metro. Water Reclamation Dist.                               7.25%     1/1/99  (Prere.)         3,490           3,689
Chicago IL Public Building Comm.                                        4.50%    12/1/98  (1)              8,000           8,089
Chicago IL Public Building Comm.                                        7.75%     1/1/99  (3)(Prere.)      5,000           5,422
Chicago IL School Finance Auth. GO                                      4.40%     6/1/98  (1)              6,755           6,795
Illinois GO                                                             5.50%     8/1/98                   7,700           7,874
Illinois Housing Dev. Auth. VRDO (Illinois Center Apartments)           3.55%     3/5/97  LOC             14,900          14,900
Illinois Toll Highway Auth. Rev. VRDO                                   3.25%     3/5/97  (1) LOC         17,500          17,500
                                                                                                                    ------------
                                                                                                                          86,494
                                                                                                                    ------------
INDIANA (1.6%)
Indiana Health Fac. Financing Auth. VRDO
     (Capital Access Designated Pool)                                   3.30%     3/5/97  LOC             11,750          11,750
Merriville IN                                                           7.50%    7/15/00  (Prere.)         4,000           4,466
Rockport IN PCR Refunding VRDO (AEP Generating Co. Project)             3.45%     3/4/97  (2)              2,600           2,600
Rockport IN PCR Refunding VRDO (AEP Generating Co. Project)             3.50%     3/4/97  (2)              5,200           5,200
                                                                                                                    ------------
                                                                                                                          24,016
                                                                                                                    ------------
LOUISIANA (1.1%)
Louisiana GO                                                            8.00%     5/1/97  (2)              6,030           6,076
Louisiana Recovery Dist. Sales Tax                                      5.50%     7/1/97                  10,000          10,067
                                                                                                                    ------------
                                                                                                                          16,143
                                                                                                                    ------------
MARYLAND (0.4%)
Maryland Health & Higher Educ. Fac. (Francis Scott Key)                 7.00%     7/1/00  (Prere.)         4,000           4,406
Maryland GO                                                             5.00%   10/15/97                   1,000           1,009
                                                                                                                    ------------
                                                                                                                           5,415
                                                                                                                    ------------
MASSACHUSETTS (6.4%)
Massachusetts Bay Transp. Auth.                                         7.00%     3/1/01  (Prere.)         6,000           6,687
Massachusetts Bay Transp. Auth.                                         7.10%     3/1/99  (3)(Prere.)      7,800           8,417
Massachusetts Consolidated Loan                                         7.00%     6/1/99  (Prere.)        10,000          10,828
Massachusetts Consolidated Loan                                         7.50%     2/1/99  (3)(Prere.)      6,400           6,880
Massachusetts GO                                                        5.50%     7/1/99                  10,000          10,314
Massachusetts GO                                                        7.25%     7/1/98  (Prere.)         5,000           5,301
Massachusetts GO                                                        9.25%     7/1/00                  10,000          11,516
Massachusetts Muni. Wholesale Electric Co.
     Power Supply System Rev.                                           6.00%     7/1/97                   2,355           2,373
Massachusetts Turnpike Auth. BAN                                        5.00%     6/1/99                   7,000           7,140
Massachusetts Water Resources Auth.                                     7.00%     4/1/00  (Prere.)         4,500           4,939
Massachusetts Water Resources Auth.                                    7.625%     4/1/00  (Prere.)        17,645          19,679
                                                                                                                    ------------
                                                                                                                          94,074
                                                                                                                    ------------





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

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
                                                                       COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
MICHIGAN (2.7%)
Greater Detroit MI Resource Recovery Auth.                              5.00%   12/13/99  (2)          $  12,000    $     12,259
Michigan Building Auth.                                                 5.00%    10/1/00  (2)              4,000           4,101
Michigan Trunk Line                                                     5.50%   11/15/98                  13,720          14,100
Regents of Univ. of MI Hosp. Rev. VRDO                                  3.50%     3/4/97                   8,300           8,300
Univ. of MI VRDO (Medical Service Plan)                                 3.50%     3/4/97                     700             700
                                                                                                                    ------------
                                                                                                                          39,460
                                                                                                                    ------------
MINNESOTA  (0.4%)
Minnesota GO                                                            6.00%     8/1/99                   5,730           5,998
                                                                                                                    ------------

MISSISSIPPI (0.5%)
Jackson County MS Port Fac. Rev. VRDO (Chevron USA Project)             3.25%     3/4/97                   7,610           7,610
                                                                                                                    ------------

MISSOURI (2.4%)
Missouri Health & Educ. Fac. Auth. VRDO (St. Anthony Medical Center)    3.25%     3/5/97                  21,000          21,000
St. Louis County Rockwood School Dist. GO                               8.50%     2/1/01                   8,000           9,162
St. Louis MO VRDO (Sisters of Mercy Health System)                      3.25%     3/6/97                   4,600           4,600
                                                                                                                    ------------
                                                                                                                          34,762
                                                                                                                    ------------
NEVADA (1.7%)
Clark County NV Airport Improvement Rev.
     (McCarran International Airport)                                  13.25%     7/1/97  (Prere.)         3,015           3,112
Clark County NV Airport System Refunding Rev. VRDO
     (McCarran International Airport)                                   3.25%     3/5/97  (1)             19,925          19,925
Clark County NV Airport System Refunding Rev. VRDO
     (McCarran International Airport)                                   3.25%     3/5/97  LOC              2,500           2,500
                                                                                                                    ------------
                                                                                                                          25,537
                                                                                                                    ------------
NEW JERSEY (0.2%)
New Jersey Econ. Dev. Auth. Transition Fac.                            5.125%     7/1/00  (1)              2,710           2,774
Port Auth. of NY & NJ Special Obligation Rev. VRDO                      3.45%     3/4/97                     200             200
                                                                                                                    ------------
                                                                                                                           2,974
                                                                                                                    ------------
NEW MEXICO (0.3%)
Albuquerque NM Water & Sewer                                            5.90%     7/1/98  (ETM)            4,105           4,220
                                                                                                                    ------------
NEW YORK (8.8%)
Muni. Assistance Corp. of NY                                            4.50%     7/1/98                  10,000          10,094
Nassau County NY General Improvement                                   5.125%    11/1/99  (3)              7,525           7,720
New York City NY GO VRDO                                                3.25%     3/5/97   LOC             7,200           7,200
New York City NY GO VRDO                                                3.50%     3/4/97  (1)              2,600           2,600
New York City NY Muni. Water Finance Auth. Water &
     Sewer System Rev.                                                  7.75%    6/15/01  (Prere.)         6,000           6,853
New York Medical Care Fac. (St. Luke's)                                 7.45%    2/15/00  (1)(Prere.)      5,000           5,532
New York Medical Care Fac. Finance Agency Rev.                          7.80%    2/15/99  (Prere.)         5,000           5,452
New York Medical Care Fac. Finance Agency Rev.                          8.00%    8/15/97  (7)(Prere.)      8,700           9,049
New York Medical Care Fac. Finance Agency Rev.                         8.875%    8/15/97  (Prere.)        12,100          12,633
New York State Dormitory Auth. (City Univ.)                             5.25%     7/1/97                   2,780           2,794
New York State Dormitory Auth. (City Univ.)                            7.625%     7/1/00  (Prere.)        21,600          24,251
New York State Dormitory Auth. (State Univ.)                            7.25%    5/15/00  (Prere.)         2,070           2,293
New York State Local Govt. Assistance Corp.                             7.50%     4/1/01  (Prere.)         4,800           5,451
New York State Local Govt. Assistance Corp. VRDO                        3.20%     3/5/97  LOC              9,600           9,600
New York State Thruway Auth.                                            5.10%     4/1/99                   5,085           5,169
New York State Thruway Auth. (Highway & Bridge Trust Fund)              5.00%     4/1/98                   8,750           8,849
New York Urban Dev. Corp.                                               7.75%     1/1/00  (Prere.)         3,900           4,337
                                                                                                                    ------------
                                                                                                                         129,877
                                                                                                                    ------------
NORTH CAROLINA (2.2%)
Charlotte NC Airport Refunding Rev. VRDO                                3.25%     3/5/97  (1)             13,900          13,900
North Carolina Eastern Muni. Power Agency                               7.25%     1/1/99  (Prere.)         3,000           3,234
North Carolina Medical Care VRDO (Duke Univ. Hosp.)                     3.20%     3/8/97                   9,200           9,200
North Carolina Muni. Power Agency                                      7.875%     1/1/98  (Prere.)         6,000           6,329
                                                                                                                    ------------
                                                                                                                          32,663
                                                                                                                    ------------





                                       11
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

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
SHORT-TERM PORTFOLIO                                                   COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
OHIO (0.8%)
Cincinnati OH School Dist. TAN                                          5.50%    12/1/00  (2)           $  4,300        $  4,486
Columbus OH Refunding Limited Tax                                       3.90%     7/1/97                   4,850           4,856
Cuyahoga County OH Hosp. Improvement Rev. VRDO
     (St. Luke's Hosp.)                                                 3.30%     3/5/97  LOC                500             500
Ohio Building Auth. State Fac. Rev. (Administration Building Fund)      5.50%    10/1/01                   2,250           2,348
                                                                                                                    ------------
                                                                                                                          12,190
                                                                                                                    ------------
OKLAHOMA (2.4%)
Grand River Dam OK Auth.                                                4.90%     6/1/98                  10,000          10,124
Oklahoma Ind. Auth. Health System Rev. VRDO (Baptist Center)            3.35%     3/5/97                  24,625          24,625
                                                                                                                    ------------
                                                                                                                          34,749
                                                                                                                    ------------
OREGON (1.8%)
Oregon Veterans Welfare Program GO VRDO                                 3.25%     3/5/97                  27,200          27,200

PENNSYLVANIA (6.3%)
Berks County PA GO                                                      7.25%   11/15/00  (3)(Prere.)      6,700           7,493
Geisinger Health Systems Rev. VRDO (Montour County PA)                  3.45%     3/4/97                   1,000           1,000
Pennsylvania GO                                                         5.25%   11/15/00  (3)              7,500           7,768
Pennsylvania GO                                                        10.00%    4/15/98                  16,000          17,071
Pennsylvania Higher Educ. Fac. Auth. Health Services
     (Allegheny/Delaware Valley)                                        4.60%   11/15/99  (1)              4,830           4,889
Pennsylvania Higher Educ. Fac. Auth. Health Services
     (Allegheny/Delaware Valley)                                        4.80%   11/15/00  (1)              4,245           4,317
Philadelphia PA GO                                                      5.75%   11/15/98  (3)              6,655           6,860
Philadelphia PA GO                                                      6.00%   11/15/99  (3)             10,000          10,472
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. VRDO
     (Childrens Hosp. Project)                                          3.45%     3/4/97  LOC              8,100           8,100
Philadelphia PA School Dist.                                            6.60%     7/1/98  (1)              4,815           4,993
Philadelphia PA School Dist.                                            6.70%     7/1/99  (1)              5,145           5,446
Philadelphia PA Water & Sewer                                           6.90%    10/1/99  (Prere.)         5,000           5,434
Sayre PA Health Care Fac. Auth. Hosp. Rev. VRDO
     (VHA of Pennsylvania, Pooled Capital Asset Financing Program)      3.30%     3/5/97  (2)              8,200           8,200
                                                                                                                    ------------
                                                                                                                          92,043
                                                                                                                    ------------
SOUTH CAROLINA (0.7%)
Piedmont SC Muni. Power Agency VRDO                                     3.25%     3/5/97                  10,000          10,000
                                                                                                                    ------------
TENNESSEE (4.6%)
Metropolitan Govt. of Nashville & Davidson County TN                   10.50%    12/1/97  (Prere.)         5,750           6,042
Metropolitan Govt. of Nashville TN Airport Improvement
     Refunding VRDO                                                     3.30%     3/5/97  (3)             27,500          27,500
Metropolitan Govt. of Nashville TN Airport Improvement
     Refunding VRDO                                                     3.30%     3/5/97  (3) LOC          9,900           9,900
Tennessee BAN VRDO                                                      3.20%     3/5/97                  13,700          13,700
Tennessee GO                                                            5.00%     5/1/99                  10,070          10,311
                                                                                                                    ------------
                                                                                                                          67,453
                                                                                                                    ------------
TEXAS (8.0%)
Austin TX Combined Util. System Rev.                                    7.60%   11/15/99  (1)              5,000           5,442
Austin TX Combined Util. System Rev.                                  11.125%   11/15/99  (Prere.)         4,000           4,712
Austin TX Water, Sewer & Electric Rev.                                 14.25%    5/15/97  (Prere.)         7,090           7,248
Dallas TX GO                                                            7.50%    2/15/99                   3,050           3,258
Fort Worth TX Water & Sewer Rev.                                        5.60%    2/15/98                   3,500           3,564
Harris County TX Health Fac. Dev. Corp. VRDO (Methodist Hosp.)          3.45%     3/4/97                  12,600          12,600
Harris County TX Toll Road VRDO                                         3.25%     3/5/97                  22,785          22,785
Houston TX Hotel Occupancy Rev.                                         6.00%     7/1/99  (4)              4,000           4,162
Northside TX Independent School Dist.                                   4.90%     2/1/00                   5,000           5,094
Southwest Higher Educ. Auth. of TX VRDO (Southern Methodist Univ.)      3.45%     3/4/97  LOC              8,000           8,000
Texas Muni. Power Agency Rev.                                          14.25%     3/1/97  (Prere.)         5,250           5,255
Texas National Research GO                                             7.125%     4/1/00  (Prere.)        15,930          17,535
Texas Public Finance Auth.                                              8.00%    10/1/98                   3,000           3,194
Texas TRAN                                                              4.75%    8/29/97                  15,000          15,085
                                                                                                                    ------------
                                                                                                                         117,934
                                                                                                                    ------------





                                       12
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
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
                                                                       COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
UTAH (1.0%)
Emery County UT PCR VRDO (PacifiCorp Project)                           3.45%     3/4/97  (2)          $  10,000     $    10,000
Intermountain Power Agency UT                                           7.00%     7/1/99  (Prere.)         5,100           5,524
                                                                                                                    ------------
                                                                                                                          15,524
                                                                                                                    ------------
VIRGINIA (0.6%)
Virginia Public School Auth.                                            5.00%     8/1/99                   6,215           6,354
Virginia Public School Auth.                                            5.30%     8/1/00                   2,370           2,449
                                                                                                                    ------------
                                                                                                                           8,803
                                                                                                                    ------------
WASHINGTON (3.5%)
King County WA GO                                                       6.70%     1/1/99                   9,000           9,442
Snohomish County WA Public Util. Dist. Rev.                             5.00%     1/1/00  (3)              3,000           3,055
Snohomish County WA Public Util. Dist. Rev.                             9.75%     1/1/99  (3)              5,315           5,850
Washington GO                                                           6.75%     6/1/01  (Prere.)        10,000          10,907
Washington GO                                                           7.75%    12/1/98  (Prere.)         2,500           2,665
Washington GO                                                           8.60%    10/1/97  (Prere.)         5,000           5,147
Washington GO VRDO                                                      3.25%     3/5/97                   4,200           4,200
Washington Health Care Auth. (Empire Health Spokane)                    8.00%    11/1/97  (1)(Prere.)      9,200           9,648
                                                                                                                    ------------
                                                                                                                          50,914
                                                                                                                    ------------
WEST VIRGINIA (1.2%)
West Virginia Building Comm. Lottery Rev.                               5.00%     7/1/98  (1)              5,190           5,268
West Virginia School Building Auth.                                     6.00%     7/1/98                   7,000           7,204
West Virginia Water Dev. Auth.                                          7.70%    11/1/00  (Prere.)         4,960           5,617
                                                                                                                    ------------
                                                                                                                          18,089
                                                                                                                    ------------
WISCONSIN (0.4%)
Wisconsin Clean Water Rev.                                              6.30%     6/1/00                   3,000           3,186
Wisconsin GO                                                            7.00%     5/1/98  (Prere.)         3,185           3,334
                                                                                                                    ------------
                                                                                                                           6,520
                                                                                                                    ------------
WYOMING (1.3%)
Lincoln County WY PCR VRDO (Exxon Project)                              3.40%     3/4/97                  13,700          13,700
Lincoln County WY PCR VRDO (Exxon Project)                              3.45%     3/4/97                   6,000           6,000
                                                                                                                    ------------
                                                                                                                          19,700
                                                                                                                    ------------
--------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (Cost $1,449,444)                                                                                1,457,294
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                      22,372
Liabilities                                                                                                               (9,221)
                                                                                                                    ------------
                                                                                                                          13,151
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------------------------
Applicable to 94,339,646 outstanding $.001 par value shares
     (authorized 350,000,000 shares)                                                                                  $1,470,445
================================================================================================================================
NET ASSET VALUE PER SHARE                                                                                                 $15.59
================================================================================================================================

*See Note A in Notes to Financial Statements.
For key to abbreviations and other references, see page 51.

--------------------------------------------------------------------------------------------------------------------------------
AT FEBRUARY 28, 1997, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                          AMOUNT             PER
                                                                                                           (000)           SHARE
--------------------------------------------------------------------------------------------------------------------------------
Paid in Capital                                                                                      $ 1,462,627          $15.51
Undistributed Net Investment Income                                                                           --              --
Overdistributed Net Realized Gains                                                                          (32)              --
Unrealized Appreciation--Note F                                                                            7,850             .08
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                            $1,470,445          $15.59
================================================================================================================================





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
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
LIMITED-TERM PORTFOLIO                                                 COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (102.3%)
--------------------------------------------------------------------------------------------------------------------------------
ALABAMA
Huntsville AL Health Care Auth. VRDO                                    3.25%     3/6/97  (1)          $     400       $     400
                                                                                                                    ------------

ALASKA (1.7%)
Alaska Housing Finance Corp. VRDO                                       3.25%     3/5/97                   3,900           3,900
Anchorage AK GO                                                         4.70%     8/1/01  (1)              5,000           5,060
North Slope Borough AK GO                                               0.00%    6/30/97  (1)              1,000             988
North Slope Borough AK GO                                               7.25%    6/30/00  (3)             20,000          21,830
                                                                                                                    ------------
                                                                                                                          31,778
                                                                                                                    ------------
ARIZONA (2.1%)
Arizona Transp. Board Excise Tax                                        6.00%     7/1/02  (2)             15,185          16,288
Arizona Transp. Board Highway Rev.                                      6.00%     7/1/00                   4,500           4,750
Maricopa County AZ School Dist. GO                                      0.00%     7/1/99  (3)              8,000           7,248
Maricopa County AZ School Dist. GO                                      6.00%     7/1/97  (2)             10,000          10,081
                                                                                                                    ------------
                                                                                                                          38,367
                                                                                                                    ------------
CALIFORNIA (8.0%)
California GO                                                           7.50%    11/1/03  (3)              6,000           7,003
California GO                                                           9.00%     6/1/00                   5,000           5,708
California GO                                                          10.00%     4/1/98                  19,600          20,869
California GO                                                          10.50%    10/1/00                   3,000           3,611
California Dept. of Water (Central Valley Project)                      8.25%    12/1/01                   4,790           5,580
California Dept. of Water (Central Valley Project)                      8.25%    12/1/02                   5,060           6,021
California Dept. of Water (Central Valley Project)                      8.25%    12/1/05                   5,685           7,090
California PCR VRDO (Pacific Gas & Electric Co.)                        3.45%     3/4/97                     500             500
California Public Works Board (Univ. of California Project)             6.60%    12/1/02  (Prere.)         2,000           2,261
Contra Costa CA Transp. Auth. Sales Tax Rev.                            6.00%     3/1/97                   2,580           2,581
Los Angeles CA Dept. of Water & Power Water Works Rev.                  9.00%    5/15/02                   9,135          11,010
Los Angeles CA Dept. of Water & Power Water Works Rev.                  9.00%    5/15/03                   5,355           6,605
Los Angeles CA Unified School Dist. TRAN                                4.50%    9/30/97                   6,300           6,335
Los Angeles County CA Public Works Auth.                                6.00%     9/1/99  (1)             10,000          10,451
Los Angeles County CA Transp. Comm. Sales Tax                           6.75%     7/1/01  (3)(Prere.)      5,000           5,576
San Bernardino County CA Transp. Auth. Sales Tax Rev.                   3.75%     3/1/97  (1)              4,280           4,280
San Diego CA Area Local Govt. COP Pooled TRAN                           4.75%    10/1/97  (4)              5,000           5,032
San Diego CA Unified School Dist. TRAN                                  4.75%    10/1/97                  10,000          10,063
San Diego  County CA TRAN                                              4.375%    9/30/97  LOC             10,300          10,346
Univ. of California Rev. (Multi Purpose Dist. Project)                 10.00%     9/1/00  (2)              7,755           9,177
Univ. of California Rev. (Multi Purpose Dist. Project)                 10.00%     9/1/01  (2)              5,500           6,732
                                                                                                                    ------------
                                                                                                                         146,831
                                                                                                                    ------------
COLORADO (0.3%)
Platte River Power Auth. CO                                             5.00%     6/1/00  (1)              5,000           5,119
                                                                                                                    ------------

CONNECTICUT (3.4%)
Connecticut GO                                                          5.50%    11/1/01                  13,630          14,292
Connecticut GO                                                         9.875%     3/1/01                   6,750           8,090
Connecticut Special Assessment Unemployment Compensation                5.00%     1/1/01                   4,230           4,334
Connecticut Special Assessment Unemployment Compensation                5.50%    5/15/01  (2)             13,455          14,039
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)        4.00%    10/1/99                  11,000          10,978
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)        4.80%     9/1/97                   6,350           6,390
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)        6.25%    10/1/02  (3)              4,000           4,353
                                                                                                                    ------------
                                                                                                                          62,476
                                                                                                                    ------------
DELAWARE (0.3%)
Delaware GO                                                             5.00%     1/1/02                   5,085           5,214
                                                                                                                    ------------

DISTRICT OF COLUMBIA (0.2%)
District of Columbia GO                                                 6.00%     6/1/97  (1)              3,250           3,269
                                                                                                                    ------------

FLORIDA (5.1%)
Dade County FL School Dist.                                            7.375%     7/1/99  (Prere.)        19,600          21,407
Dade County FL Water & Sewer System VRDO                                3.25%     3/5/97  (3)              2,969           2,969





                                       14
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
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
                                                                       COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
Florida Board of Educ. (Capital Outlay Rev.)                            6.50%     6/1/04               $   5,565      $    6,196
Florida Dept. of General Services                                       6.10%     7/1/97  (2)              6,900           6,959
Florida Muni. Power Agency (St. Lucie Project)                          4.40%    10/1/97  (3)              2,230           2,241
Florida School Board Assoc. Rev. (Orange County)                        7.00%     7/1/00  (2)             13,820          14,951
Florida Turnpike Auth. Rev.                                             9.50%     7/1/99  (2)              4,000           4,483
Gulf Breeze FL Local Govt. Loan Program VRDO                            3.30%     3/8/97  (3)              5,795           5,795
City of Homestead FL Special Insurance Assessment Rev.                  4.40%     3/1/97  (1)              7,010           7,010
City of Homestead FL Special Insurance Assessment Rev.                  4.40%     3/1/97  (1)(Prere.)        190             190
City of Lakeland FL Electric & Water Rev.                               6.25%    10/1/02  (3)              5,000           5,449
Lee County FL School Board                                              6.00%     8/1/02  (4)              2,750           2,942
Orange County FL Health Fac. Auth.                                      6.00%    10/1/04  (1)              3,975           4,286
Palm Beach County FL Solid Waste Auth. Rev.                             8.00%     7/1/98                   4,000           4,174
Port Everglade FL Port Fac. Rev.                                        7.00%     9/1/97  (4)              2,600           2,645
City of Sunrise FL Public Service                                       8.00%    10/1/97  (2)              1,055           1,078
                                                                                                                    ------------
                                                                                                                          92,775
                                                                                                                    ------------
GEORGIA (3.3%)
Burke County GA Dev. Auth. VRDO (Oglethorpe Power)                      3.25%     3/5/97  (3)              4,000           4,000
Burke County GA PCR VRDO (Georgia Power Co.)                            3.45%     3/4/97                   1,600           1,600
Burke County GA PCR VRDO (Georgia Power Co.)                            3.50%     3/4/97                     300             300
Cobb County GA School Dist.                                             5.00%     2/1/00                   8,040           8,228
Georgia GO                                                              5.75%     3/1/02                   5,600           5,946
Georgia GO                                                              7.20%     3/1/02                   3,000           3,376
Georgia GO                                                              7.25%     7/1/99                   3,000           3,224
Georgia GO                                                              7.25%     7/1/02                   5,620           6,377
Georgia GO                                                              7.25%     9/1/02                   8,160           9,289
Georgia GO                                                              7.40%     8/1/02                  12,360          14,114
Metro. Atlanta GA Rapid Transp. Auth.                                   6.35%     7/1/04                   3,560           3,865
                                                                                                                    ------------
                                                                                                                          60,319
                                                                                                                    ------------
HAWAII (1.6%)
Hawaii Airport System Rev.                                              5.10%     7/1/97  (1)              1,855           1,864
Hawaii GO                                                               4.50%     1/1/98                   5,000           5,036
Hawaii GO                                                               5.00%    11/1/97                   4,000           4,037
Hawaii GO                                                               7.75%     2/1/02                   9,600          10,954
Honolulu HI City & County GO                                            4.60%    10/1/99                   6,500           6,577
                                                                                                                    ------------
                                                                                                                          28,468
                                                                                                                    ------------
ILLINOIS (2.6%)
Chicago IL GO                                                           6.25%   10/31/02  (1)              4,250           4,587
Chicago IL Metro. Water Reclamation Dist.                               4.70%    12/1/99                   7,710           7,831
Chicago IL Water Rev.                                                   4.70%    11/1/97  (2)              3,250           3,273
Cook County IL GO                                                       4.75%   11/15/97  (3)              5,000           5,040
Dupage County IL Rev. (Storm Water Project)                             6.55%     1/1/02  (Prere.)        10,000          11,052
Illinois GO                                                             6.40%     8/1/01                   5,365           5,698
Illinois Sales Tax Rev.                                                 6.90%    6/15/97                   2,000           2,019
Illinois Sales Tax Rev.                                                 7.20%    6/15/99  (Prere.)         7,600           8,260
                                                                                                                    ------------
                                                                                                                          47,760
                                                                                                                    ------------
INDIANA
Rockport IN PCR VRDO (AEP Generating Co. Project)                       3.50%     3/4/97  (2)                900             900
                                                                                                                    ------------
KENTUCKY (0.8%)
Kentucky Property & Building Comm.                                      6.00%    11/1/02                   2,000           2,146
Kentucky Property & Building Comm.                                      6.75%    11/1/99                   9,500          10,119
Kentucky Turnpike Auth.                                                 4.30%     7/1/97  (2)              3,150           3,157
                                                                                                                    ------------
                                                                                                                          15,422
                                                                                                                    ------------
LOUISIANA (2.5%)
East Baton Rouge Parish LA PCR VRDO (Exxon Project)                     3.40%     3/4/97                   1,800           1,800
Louisiana GO                                                            6.00%     8/1/00  (3)              5,000           5,273
Louisiana GO                                                            6.00%     8/1/01  (3)             19,325          20,531
Louisiana Recovery Dist. Sales Tax                                      5.50%     7/1/97                   6,000           6,040
New Orleans LA GO                                                       6.50%    10/1/01  (2)             10,655          11,553
                                                                                                                    ------------
                                                                                                                          45,197
                                                                                                                    ------------





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
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                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
LIMITED-TERM PORTFOLIO                                                 COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
MAINE (0.8%)
Maine Health & Higher Educ. (Sebasticook Hosp.)                        10.10%     7/1/01  (Prere.)      $  4,400      $    5,477
Maine Muni. Bond Bank                                                   4.125%   11/1/97                  10,000          10,031
                                                                                                                    ------------
                                                                                                                          15,508
                                                                                                                    ------------
MARYLAND (0.3%)
Maryland Dept. of Transp.                                               6.70%    8/15/99  (Prere.)         5,000           5,394
                                                                                                                    ------------
MASSACHUSETTS (6.5%)
Massachusetts Bay Transit Auth.                                        7.625%     3/1/00  (Prere.)         5,550           6,177
Massachusetts GO                                                        5.80%     8/1/97                   7,000           7,064
Massachusetts GO                                                        6.25%     7/1/02                  12,500          13,512
Massachusetts GO                                                       6.875%     7/1/01  (Prere.)        17,400          19,401
Massachusetts GO                                                        7.00%     7/1/98  LOC              5,000           5,204
Massachusetts GO                                                        7.50%    12/1/00  (Prere.)        14,750          16,655
Massachusetts GO                                                        7.50%    12/1/07  (Prere.)        10,000          11,292
Massachusetts GO                                                        9.25%     7/1/00                  10,000          11,516
Massachusetts State Consolidated Loan                                   7.00%    12/1/00  (Prere.)         5,000           5,476
Massachusetts Water Resources Auth.                                     5.80%    7/15/97                   7,145           7,202
Massachusetts Water Resources Auth.                                    6.875%    12/1/01  (Prere.)         9,945          11,170
Massachusetts Water Resources Auth.                                     7.30%     4/1/00  (Prere.)         5,000           5,530
                                                                                                                    ------------
                                                                                                                         120,199
                                                                                                                    ------------
MICHIGAN (4.9%)
Detroit MI GO                                                           5.60%     5/1/00  (2)              7,040           7,292
Detroit MI GO                                                           5.70%     5/1/01  (2)              5,000           5,222
Greater Detroit MI Resource Recovery Auth.                              5.00%   12/13/00  (2)              6,290           6,431
Greater Detroit MI Resource Recovery Auth.                              5.50%   12/13/01  (2)              5,000           5,215
Greater Detroit MI Resource Recovery Auth.                              5.50%   12/13/03  (2)             17,995          18,844
Greater Detroit MI Resource Recovery Auth.                              5.50%   12/13/04  (2)             12,990          13,583
Michigan GO (Environmental Protection Program)                          6.00%    11/1/02                   4,845           5,223
Michigan GO (Recreation Program)                                        6.00%    11/1/00                  11,910          12,641
Michigan GO (Recreation Program)                                        6.00%    11/1/01                   5,910           6,323
Michigan State Building Auth.                                           6.30%    10/1/03  (4)              7,800           8,456
                                                                                                                    ------------
                                                                                                                          89,230
                                                                                                                    ------------
MINNESOTA (0.3%)
Minnesota GO                                                            6.00%     8/1/04                   5,000           5,429
                                                                                                                    ------------

MISSOURI (1.2%)
Kansas City MO School Dist. Building Corp.                             10.50%     2/1/99  (3)              7,545           8,437
Missouri Health & Educ. Fac. Auth. VRDO (Washington Univ.)              3.45%     3/4/97                   1,800           1,800
Missouri Higher Educ. Loan Auth.                                        5.15%    2/15/98                  11,365          11,500
                                                                                                                    ------------
                                                                                                                          21,737
                                                                                                                    ------------
NEBRASKA (0.1%)
Omaha NE Public Power Dist.                                             4.35%     2/1/98                   2,400           2,415
                                                                                                                    ------------

NEVADA (0.6%)
Clark County NV School Dist. GO                                         9.75%     6/1/01  (1)             10,000          12,011
                                                                                                                    ------------

NEW JERSEY (3.8%)
Camden County NJ GO                                                     4.65%     6/1/97  (1)              3,565           3,574
New Jersey Health Care Fac. Finance Auth. Rev.
     (Union Hosp./Mega Care)                                            5.75%     7/1/97                   2,670           2,684
New Jersey Transp. Trust Fund                                           4.10%    6/15/97                  11,300          11,318
New Jersey Transp. Trust Fund                                           4.40%    6/15/99                   5,000           5,042
New Jersey Transp. Trust Fund                                           6.00%    6/15/00                  12,655          13,333
New Jersey Turnpike Auth.                                               5.20%     1/1/98                  15,000          15,177
New Jersey Turnpike Auth.                                               5.60%     1/1/00  (2)              4,000           4,150
New Jersey Turnpike Auth.                                               6.00%     1/1/98                   8,000           8,147
New Jersey Turnpike Auth. VRDO                                          3.15%     3/5/97  (3) LOC          2,200           2,200
Passaic Valley NJ Sewer System Rev.                                     5.70%    12/1/03  (2)              3,980           4,237
                                                                                                                    ------------
                                                                                                                          69,862
                                                                                                                    ------------





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                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
SHORT-TERM PORTFOLIO                                                   COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO (0.4%)
New Mexico GO                                                           5.50%     9/1/00                $  6,350        $  6,617
                                                                                                                    ------------

NEW YORK (15.3%)
Battery Park City NY Auth.                                              7.70%     5/1/99  (Prere.)         5,000           5,477
Hempstead NY Ind. Dev. Agency (American Fuel Co.)                       4.40%    12/1/01  (1)              6,810           6,776
Muni. Assistance Corp. for New York City NY                             5.00%     7/1/00                   4,330           4,421
Muni. Assistance Corp. for New York City NY                             5.50%     7/1/00                  18,000          18,710
Muni. Assistance Corp. for New York City NY                             6.00%     7/1/00  (2)             10,000          10,555
Muni. Assistance Corp. for New York City NY                             6.00%     7/1/05                  10,370          11,201
New York City NY Cultural Resources Center (Museum of Modern Art)       5.00%     1/1/00                   7,250           7,401
New York City NY GO                                                     5.50%     8/1/98                  15,000          15,298
New York City NY GO                                                     5.60%    8/15/97                  19,170          19,328
New York City NY IDA (USTA National Tennis Center Project)              7.75%   11/15/00                   3,125           3,485
New York City NY IDA (USTA National Tennis Center Project)              7.75%   11/15/01                   4,380           4,978
New York City NY IDA (USTA National Tennis Center Project)              7.75%   11/15/02                   3,100           3,585
New York City NY Muni. Water Finance Auth. Water &
     Sewer System Rev. VRDO                                             3.45%     3/4/97                     100             100
New York State COP                                                      4.50%     2/1/98                   4,985           5,013
New York State COP                                                      4.70%     2/1/99                   4,580           4,615
New York State Dormitory Auth. (City Univ.)                             5.50%     7/1/98                   6,300           6,421
New York State Dormitory Auth. (City Univ.)                            7.625%     7/1/00  (Prere.)         6,200           6,961
New York State Dormitory Auth. (City Univ.)                            7.875%     7/1/00  (Prere.)        15,725          17,768
New York State Dormitory Auth. (City Univ.)                             9.00%     7/1/00  (3)             15,515          17,802
New York State Dormitory Auth. (Dept. of Health)                        7.70%     7/1/00  (Prere.)         6,790           7,639
New York State Dormitory Auth. (State Univ.)                            7.70%    5/15/00  (Prere.)         6,500           7,288
New York State Environmental Fac. PCR (State Water Revolving Fund)      4.00%    6/15/01                   1,750           1,725
New York State Environmental Fac. PCR (State Water Revolving Fund)      4.10%    6/15/02                   3,000           2,945
New York State Environmental Fac. PCR (State Water Revolving Fund)      4.20%    2/15/03                   3,840           3,765
New York State Environmental Fac. PCR (State Water Revolving Fund)      4.20%    6/15/03                   6,120           5,994
New York State Environmental Fac. PCR (State Water Revolving Fund)      4.30%    6/15/04                   6,025           5,876
New York State Hosp. Finance Agency                                     7.80%    3/15/01  (Prere.)        15,000          17,156
New York State Housing Finance Agency                                   8.00%    11/1/00  (Prere.)         4,140           4,729
New York State Local Govt. Assistance Corp.                             7.00%     4/1/01  (Prere.)        14,550          16,260
New York State Medical Care Fac. Finance Agency Rev.                   7.875%    8/15/00  (Prere.)         8,000           9,070
New York State Power Auth.                                              7.10%     1/1/99                   6,400           6,682
New York State Thruway Auth. (Highway & Bridge Trust Fund)              6.00%     4/1/02  (1)             11,965          12,782
New York State Urban Dev. Corp. (Correctional Fac.)                     7.50%     1/1/01  (Prere.)         7,100           8,017
                                                                                                                    ------------
                                                                                                                         279,823
                                                                                                                    ------------
NORTH CAROLINA (0.4%)
North Carolina Medical Care Hosp. Rev. VRDO (Duke Univ. Hosp.)          3.20%     3/8/97                   2,400           2,400
North Carolina Muni. Power Agency Rev. (Catawba Electric)               5.10%     1/1/98                   3,980           4,022
                                                                                                                    ------------
                                                                                                                           6,422
                                                                                                                    ------------
OHIO (2.1%)
Cleveland OH Water Works Rev.                                           6.25%     1/1/02  (2)(Prere.)      4,245           4,647
Cuyahoga County OH Hosp. Rev. VRDO (Cleveland Clinic)                   3.30%     3/5/97  LOC              4,400           4,400
Franklin County OH PUT (U.S. Health Corp.)                              4.50%     6/1/00  LOC             10,000          10,033
Ohio Air Quality Dev. Auth. VRDO
     (Cincinnati Gas & Electric Co. Project)                            3.45%     3/4/97  LOC                300             300
Ohio Public Fac. Comm. (Higher Educ.)                                   5.50%    12/1/99                   7,685           7,954
Ohio Public Fac. Comm. (Higher Educ.)                                   6.50%    12/1/97                   2,950           3,012
Ohio Water Dev. Auth.                                                   4.90%     6/1/97                   4,085           4,098
Ohio Water Dev. Auth.                                                   4.90%    12/1/97                   3,455           3,485
                                                                                                                    ------------
                                                                                                                          37,929
                                                                                                                    ------------
OKLAHOMA (1.9%)
Grand River Dam Auth. OK                                                4.90%     6/1/98                  17,500          17,717
Grand River Dam Auth. OK                                                6.30%     6/1/97                   3,450           3,473
Tulsa County OK Criminal Justice Auth.                                  5.25%     3/1/01  (2)              6,525           6,701
Tulsa County OK Criminal Justice Auth.                                  5.25%     9/1/01  (2)              6,960           7,169
                                                                                                                    ------------
                                                                                                                          35,060
                                                                                                                    ------------





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                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
LIMITED-TERM PORTFOLIO                                                 COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
OREGON (0.4%)
Oregon Veterans Welfare Program VRDO                                    3.25%     3/5/97  LOC           $  7,500        $  7,500
                                                                                                                    ------------

PENNSYLVANIA (8.4%)
Geisinger Health Systems Rev. VRDO (Montour County PA)                  3.45%     3/4/97                     200             200
Pennsylvania Convention Center Auth. Rev.                               5.75%     9/1/99                  12,685          12,904
Pennsylvania GO                                                         4.75%    6/15/99  (1)             10,500          10,682
Pennsylvania GO                                                         5.00%     7/1/97                   3,930           3,948
Pennsylvania GO                                                         5.00%     5/1/00                   6,210           6,343
Pennsylvania GO                                                         5.25%   11/15/01  (3)             10,000          10,379
Pennsylvania GO                                                         5.40%     7/1/00                   4,000           4,139
Pennsylvania GO                                                         6.00%    9/15/97                   5,885           5,961
Pennsylvania Higher Educ. Fac. Health Services
     (Allegheny/Delaware Valley)                                        5.00%   11/15/02  (1)              7,990           8,177
Pennsylvania Intergovernmental Cooperation Auth.                        5.40%    6/15/97                   4,000           4,022
Pennsylvania Intergovernmental Cooperation Auth.                        6.00%    6/15/01                  10,000          10,603
Philadelphia PA GO                                                      6.00%   11/15/99  (3)              8,505           8,906
Philadelphia PA GO                                                      6.00%   11/15/00  (3)             13,000          13,755
Philadelphia PA Muni. Lease                                             5.25%    7/15/98                   3,215           3,254
Philadelphia PA School Dist. GO                                         4.70%     7/1/99  (1)             14,000          14,182
Philadelphia PA School Dist. GO                                         6.60%     7/1/98  (2)              3,000           3,108
Philadelphia PA Water & Sewer                                           6.90%    10/1/99  (Prere.)        24,150          26,245
Philadelphia PA Water & Waste Water Rev.                                6.25%     8/1/02  (1)              5,450           5,894
Sayre PA Health Care Fac. Auth. VRDO
     (VHA of Pennsylvania, Pooled Capital Asset Financing Program)      3.30%     3/5/97  (2)                300             300
                                                                                                                    ------------
                                                                                                                         153,002
                                                                                                                    ------------
PUERTO RICO (0.3%)
Puerto Rico Electric Power Auth. Rev.                                   6.00%     7/1/03  (1)              5,000           5,412
                                                                                                                    ------------

RHODE ISLAND (1.5%)
Rhode Island Consolidated Capital Dev. Loan GO                          6.00%    5/15/97                   4,215           4,235
Rhode Island Consolidated Capital Dev. Loan GO                          6.00%     8/1/03  (1)              9,665          10,399
Rhode Island Consolidated Capital Dev. Loan GO                          6.00%     8/1/04  (1)             11,345          12,238
                                                                                                                    ------------
                                                                                                                          26,872
                                                                                                                    ------------
TEXAS (11.4%)
Anderson County TX (Coffield Prison Farm Project)                       8.00%    3/15/97  (2)              4,135           4,143
Austin TX Combined Util. System Rev.                                    9.50%    5/15/00  (Prere.)         5,705           6,585
Austin TX Combined Util. System Rev.                                    9.75%    5/15/97  (1)              2,835           2,871
Austin TX Combined Util. System Rev.                                    9.75%    5/15/97  (1)(Prere.)      1,165           1,180
Austin TX Combined Util. System Rev.                                   10.00%    5/15/00  (Prere.)         5,000           5,845
Corpus Christi TX Util. System Rev.                                     6.30%    7/15/97  (3)              2,460           2,485
Dallas-Fort Worth TX Regional Airport                                   4.00%    11/1/97  (1)              9,000           9,017
Dallas TX Water Works & Sewer System                                    5.90%    10/1/97                   7,265           7,361
Harris County TX Flood Control Dist. GO                                 5.50%    10/1/00                   3,000           3,127
Harris County TX Health Fac. Dev. Corp. (Memorial Hosp.)                5.00%     6/1/00  (1)              3,025           3,080
Harris County TX Health Fac. Dev. Corp. (Memorial Hosp.)                5.00%     6/1/01  (1)              5,835           5,940
Harris County TX Health Fac. Dev. Corp. VRDO (Methodist Hosp.)          3.45%     3/4/97                   2,200           2,200
Harris County TX Toll Road Refunding GO                                 5.50%    10/1/00                   2,645           2,757
Harris County TX Toll Road Refunding GO                                 5.60%    10/1/97                  10,000          10,117
Harris County TX Toll Road Refunding GO                                 6.50%    8/15/02  (2)(Prere.)      5,220           5,816
Harris County TX Toll Road VRDO                                         3.25%     3/5/97                     220             220
Houston TX GO                                                           5.90%     3/1/03                   3,475           3,674
Houston TX Hotel Occupancy Tax Rev.                                     6.00%     7/1/00  (4)              4,250           4,466
Houston TX Hotel Occupancy Tax Rev.                                     6.00%     7/1/01  (4)              4,000           4,236
Houston TX Hotel Occupancy Tax Rev.                                     6.00%     7/1/02  (4)              2,250           2,400
Houston TX Independent School Dist.                                     6.40%    8/15/01  (Prere.)         4,095           4,430
Houston TX Public Improvement                                           5.25%     3/1/98                   5,000           5,076
Houston TX Water & Sewer System                                         4.90%    12/1/97                   5,000           5,043
Houston TX Water & Sewer System                                         5.40%    12/1/00                   8,000           8,271
Houston TX Water & Sewer System                                         5.70%    12/1/97  (2)              7,000           7,105





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                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
LIMITED-TERM PORTFOLIO                                                 COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
Lower Colorado River Auth. TX                                           5.50%     1/1/01               $  17,730    $     18,418
San Antonio TX Electric & Gas Rev.                                      7.00%     2/1/00                   4,800           5,106
San Antonio TX GO                                                       5.40%     8/1/04                   7,495           7,758
Texas A&M Univ. Rev.                                                    6.90%    8/15/97                   5,425           5,507
Texas GO                                                               4.625%    10/1/97                   2,700           2,717
Texas GO                                                               5.375%    10/1/00                   5,000           5,195
Texas Muni. Power Agency Rev.                                           5.80%     9/1/03  (1)              6,750           7,181
Texas Muni. Power Agency Rev.                                           6.40%     9/1/98  (3)              3,000           3,097
Texas TRAN                                                              4.75%    8/29/97                  20,000          20,113
Univ. of Texas Board of Regents Rev.                                    7.00%    8/15/01  (Prere.)         6,700           7,518
Univ. of Texas Permanent Univ. Fund                                     6.50%     7/1/01  (Prere.)         4,285           4,715
Univ. of Texas Permanent Univ. Fund                                     9.50%     7/1/00                   3,545           4,124
                                                                                                                    ------------
                                                                                                                         208,894
                                                                                                                    ------------
VIRGINIA (0.6%)
Virginia Public School Auth.                                            4.25%     1/1/98                   5,250           5,275
Virginia Public School Auth.                                            5.00%     8/1/00                   6,345           6,505
                                                                                                                    ------------
                                                                                                                          11,780
                                                                                                                    ------------
WASHINGTON (3.8%)
King County WA School Dist.                                             6.30%    12/1/03                   5,375           5,837
Washington GO                                                           6.10%     9/1/00                   5,000           5,302
Washington GO                                                           6.30%     9/1/02                   4,700           5,081
Washington GO                                                           6.75%     6/1/01  (Prere.)        20,000          21,813
Washington GO                                                           7.00%    10/1/99                   7,555           8,090
Washington GO VRDO                                                      3.25%     3/5/97                   9,400           9,400
Washington Health Care Fac. Auth. (Sisters of Providence)               6.00%    10/1/00  (2)              3,030           3,194
Washington Health Care Fac. Auth. (Sisters of Providence)               6.00%    10/1/01  (2)              4,735           5,028
Washington Motor Vehicle Fuel Tax                                       5.30%     9/1/99                   5,000           5,149
                                                                                                                    ------------
                                                                                                                          68,894
                                                                                                                    ------------
WEST VIRGINIA (0.6%)
Cabell WV Board of Educ.                                                8.00%     5/1/97  (1)              2,120           2,136
West Virginia State Building Comm. Rev.                                 5.50%     7/1/99  (1)              2,500           2,578
West Virginia State Building Comm. Rev.                                 5.50%     7/1/00  (1)              5,500           5,710
                                                                                                                    ------------
                                                                                                                          10,424
                                                                                                                    ------------

WISCONSIN (4.3%)
Wisconsin GO                                                           4.125%    11/1/98                  33,625          33,810
Wisconsin GO                                                            5.80%     5/1/01                   4,000           4,219
Wisconsin GO                                                            6.00%     5/1/03                  14,055          15,132
Wisconsin Public Power System Rev.                                      7.30%     7/1/00  (3)(Prere.)      4,000           4,443
Wisconsin Public Power System Rev.                                      7.40%     7/1/00  (2)(Prere.)     19,500          21,719
                                                                                                                    ------------
                                                                                                                          79,323
                                                                                                                    ------------
WYOMING (0.5%)
Platte County WY PCR                                                    4.20%     1/1/99                   3,370           3,376
Platte County WY PCR                                                    4.40%     1/1/00                   3,945           3,949
Sublette County WY VRDO (Exxon Project)                                 3.40%     3/4/97                   2,200           2,200
                                                                                                                    ------------
                                                                                                                           9,525
                                                                                                                    ------------
--------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (COST $1,852,650)                                                                                1,873,557
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          MARKET
                                                                                                                          VALUE*
LIMITED-TERM PORTFOLIO                                                                                                     (000)
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.3%)
--------------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                      29,528
Liabilities                                                                                                              (72,399)
                                                                                                                    ------------
                                                                                                                         (42,871)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------------------------
Applicable to 170,813,653  outstanding $.001 par value shares
  (authorized 350,000,000 shares)                                                                                     $1,830,686
================================================================================================================================

NET ASSET VALUE PER SHARE                                                                                                 $10.72
================================================================================================================================

*See Note A in Notes to Financial Statements.
For key to abbreviations and other references, see page 51.

--------------------------------------------------------------------------------------------------------------------------------
AT FEBRUARY 28, 1997, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                          AMOUNT             PER
                                                                                                           (000)           SHARE
--------------------------------------------------------------------------------------------------------------------------------
Paid in Capital                                                                                      $ 1,812,334         $ 10.61
Undistributed Net Investment Income                                                                           --           --
Accumulated Net Realized Losses                                                                           (2,555)           (.01)
Unrealized Appreciation--Note F
     Investment Securities                                                                                20,907             .12
     Futures Contracts                                                                                        --              --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                            $1,830,686          $10.72
================================================================================================================================





                                       20
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
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
INTERMEDIATE-TERM PORTFOLIO                                            COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (98.6%)
--------------------------------------------------------------------------------------------------------------------------------
ALABAMA (0.2%)
Columbia AL IDA PCR VRDO (Alabama Power Co. Project)                    3.50%     3/4/97               $   8,300      $    8,300
Univ. of Southern Alabama Hosp.                                         7.00%    5/15/04  (2)              3,250           3,510
                                                                                                                    ------------
                                                                                                                          11,810
                                                                                                                    ------------
ALASKA (0.9%)
Alaska Housing Finance Corp. VRDO                                       3.25%     3/5/97                  32,800          32,800
Anchorage AK Electric Rev.                                              8.00%    12/1/11  (1)              5,395           6,847
Valdez AK Marine Terminal VRDO (Exxon Pipeline Project)                 3.40%     3/4/97                   1,500           1,500
Valdez AK Marine Terminal VRDO (Exxon Pipeline Project)                 3.45%     3/4/97                  15,600          15,600
                                                                                                                    ------------
                                                                                                                          56,747
                                                                                                                    ------------
ARIZONA (2.0%)
Arizona Transp. Board Highway Rev.                                      8.75%     7/1/03                  10,000          12,255
Arizona Transp. Board-Maricopa County Regional Area                     6.00%     7/1/05  (2)             18,885          20,453
Maricopa County AZ COP                                                  6.00%     6/1/04                   5,275           5,424
Maricopa County AZ GO                                                   6.25%     7/1/02  (3)              5,100           5,530
Maricopa County AZ PCR VRDO (Arizona Public Service)                    3.45%     3/4/97  LOC             10,500          10,500
Maricopa County AZ (Samaritan Health Service)                           7.15%    12/1/04  (1)              9,900          11,382
Maricopa County AZ (Samaritan Health Service)                           7.15%    12/1/05  (1)              6,080           7,009
Mesa AZ GO                                                              5.70%     7/1/08  (1)              5,600           5,838
Phoenix AZ Civic Improvement Water System                               5.95%     7/1/16                   6,600           6,793
Phoenix AZ Highway Rev.                                                 9.25%     7/1/07                   4,000           5,379
Salt River AZ Project Agricultural Improvement & Power Dist.            6.00%     1/1/07                   3,515           3,791
Tucson AZ Unified School Dist.                                          7.50%     7/1/06  (3)              8,840          10,630
Tucson AZ Unified School Dist.                                          7.50%     7/1/07  (3)              9,125          11,019
Tucson AZ Unified School Dist.                                          7.50%     7/1/08  (3)              8,060           9,776
                                                                                                                    ------------
                                                                                                                         125,779
                                                                                                                    ------------
CALIFORNIA (9.6%)
Anaheim CA Public Finance Auth. Rev.                                    6.00%     9/1/08  (4)              2,000           2,173
Anaheim CA Public Finance Auth. Rev.                                    6.00%     9/1/09  (4)              2,000           2,167
Anaheim CA Public Improvement COP VRDO                                  3.20%     3/5/97  (2)              1,700           1,700
California Dept. of Water (Central Valley Project)                      8.25%    12/1/03                   5,000           6,062
California Dept. of Water (Central Valley Project)                      8.25%    12/1/04                   5,545           6,823
California GO                                                           5.70%     8/1/07                  17,500          18,451
California GO                                                           5.75%     8/1/08  (3)             15,000          15,814
California GO                                                           6.40%     2/1/06  (1)              4,500           5,000
California GO                                                           6.75%     6/1/04                  13,165          14,799
California GO                                                           7.00%    10/1/05  (1)              5,000           5,786
California GO                                                           7.10%     6/1/05                  12,495          14,422
California GO                                                          11.00%     3/1/06                  13,185          18,902
California Health Fac. Finance Auth. (Catholic Healthcare West)         6.25%     7/1/04  (1)              4,515           4,939
California Health Fac. Finance Auth. (Catholic Healthcare West)         6.25%     7/1/05  (1)              5,875           6,442
California Health Fac. Finance Auth. (Catholic Healthcare West)         6.25%     7/1/06  (1)              5,395           5,927
California Health Fac. Finance Auth. (Catholic Healthcare West)         6.25%     7/1/07  (1)              5,290           5,827
California Health Fac. Finance Auth. VRDO (Catholic Healthcare West)    3.15%     3/5/97  (1)             13,600          13,600
California Health Fac. Finance Auth. (Sisters of Providence)            6.00%    10/1/02                   3,865           4,129
California Health Fac. Finance Auth. (Sisters of Providence)            6.00%    10/1/03                   4,095           4,394
California Health Fac. Finance Auth. (Sisters of Providence)            6.00%    10/1/04                   4,340           4,668
California Higher Educ. Loan Auth. Student Loan Rev. VRDO               3.30%     3/5/97  LOC              1,500           1,500
California PCR Rev. VRDO (Pacific Gas & Electric)                       3.40%     3/4/97  LOC              2,100           2,100
California Public Works Board (Community College)                      5.625%     3/1/16  (2)             20,000          19,965
California Public Works Board (Dept. of Corrections)                   5.375%    11/1/11                   6,500           6,374
California Public Works Board (Dept. of Corrections)                   5.375%    11/1/12                   7,990           7,787
California Public Works Board (Dept. of Corrections)                    6.00%     1/1/06  (2)              7,325           7,908
California Public Works Board (Dept. of Corrections)                    6.00%     1/1/08  (2)             14,865          16,058
California Public Works Board (State Archives)                         5.375%    12/1/09                   4,555           4,564
California Public Works Board (State Archives)                         5.375%    12/1/10                   6,635           6,587
California Public Works Board (State Archives)                         5.375%    12/1/12                   7,895           7,742
California Public Works Board (Univ. of California)                     6.10%    12/1/05  (2)              6,515           7,039
California Public Works Board (Univ. of California)                     6.20%    12/1/06  (2)              3,320           3,614
California RAN                                                          4.50%    6/30/97                  20,000          20,060





                                       21
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
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
INTERMEDIATE-TERM PORTFOLIO                                            COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
California RAN VRDO                                                     3.25%     3/5/97               $   4,100       $   4,100
California RAN VRDO                                                     3.30%     3/5/97                   3,000           3,000
Clovis CA Unified School Dist. GO                                       0.00%     8/1/00                   7,000           6,021
Clovis CA Unified School Dist. GO                                       0.00%     8/1/01                  11,180           9,174
Contra Costa CA COP                                                     5.50%    11/1/11  (1)              5,660           5,660
East Bay CA Muni. Util. Dist. Rev.                                      6.00%     6/1/03  (3)              2,950           3,180
Fresno CA Sewer Rev.                                                    6.25%     9/1/14  (2)             12,000          13,247
Long Beach CA Financing Auth. Rev.                                      6.00%    11/1/07  (2)              3,070           3,345
Long Beach CA Harbor Rev.                                               7.10%    5/15/99                   2,900           3,088
Long Beach CA Harbor Rev.                                               7.15%    5/15/00                  10,000          10,851
Long Beach CA Harbor Rev.                                               7.20%    5/15/01                   2,000           2,211
Los Angeles CA COP                                                      7.50%     6/1/98  (Prere.)         3,950           4,206
Los Angeles CA COP                                                      7.60%     6/1/98  (Prere.)         3,995           4,259
Los Angeles County CA Pension Obligation Rev. VRDO                      3.20%     3/5/97  (2)             12,400          12,400
Los Angeles County CA TRAN                                              4.50%    6/30/97  LOC              5,500           5,517
Los Angeles County CA Transp. Auth. Sales Tax Rev.                      8.00%     7/1/01  (2)              6,365           7,253
Los Angeles County CA Transp. Auth. Sales Tax Rev.                      8.00%     7/1/02  (2)              3,915           4,552
Los Angeles County CA Transp. Comm. Sales Tax Rev.                      6.50%     7/1/10                  51,070          57,607
Metro. Water Dist. of Southern California                               7.75%     7/1/01  (Prere.)        18,085          20,839
Northern California Power Agency (Hydroelectric Project)                6.10%     7/1/05  (1)              5,575           6,084
Northern California Power Agency (Hydroelectric Project)                6.20%     7/1/06  (1)              5,940           6,569
Northern California Power Agency (Hydroelectric Project)                6.25%     7/1/07  (1)              6,685           7,404
Oakland CA Redev. Agency (Central Dist. Project)                        5.75%     2/1/04  (2)              1,535           1,634
Oakland CA Redev. Agency (Central Dist. Project)                        5.90%     2/1/05  (2)              4,870           5,234
Oakland CA Redev. Agency (Central Dist. Project)                        6.00%     2/1/07  (2)              3,360           3,645
Orange County CA Sanitation Dist. VRDO                                  3.15%     3/6/97  (2) LOC          2,700           2,700
Orange County CA Sanitation Dist. VRDO                                  3.40%     3/4/97  LOC              1,700           1,700
Poway CA Redev. Agency (Paguay Project)                                7.125%   12/15/04  (3)              4,840           5,611
San Bernardino CA COP                                                   5.75%     8/1/06  (1)              3,300           3,520
San Bernardino CA COP                                                   5.75%     8/1/07  (1)              3,420           3,649
San Bernardino CA COP                                                   6.75%     8/1/10  (Prere.)        11,385          12,715
San Bernardino CA COP                                                   7.00%     8/1/08  (1)              9,045          10,630
San Bernardino CA COP                                                   7.00%     8/1/09  (1)              9,705          11,406
San Bernardino CA COP                                                   7.00%     8/1/10  (1)             10,525          12,372
San Diego County CA Regional Transp. Auth. Sales Tax Rev.               5.00%     4/1/07  (3)             12,730          12,830
San Diego County CA Regional Transp. Auth. Sales Tax Rev.               7.00%     4/1/01  (Prere.)         3,220           3,610
San Diego County CA Regional Transp. Auth. Sales Tax Rev.               7.00%     4/1/06                   1,780           2,015
San Diego County CA Water Rev. COP                                      5.40%     5/1/03                   5,000           5,231
San Diego County CA Water Rev. COP                                      5.50%     5/1/04                   5,000           5,260
San Diego County CA Water Rev. COP                                      5.50%     5/1/05                   4,245           4,461
South Orange County CA Public Finance Auth.                             7.00%     9/1/06  (1)                500             578
Southern California Public Power Auth.                                  6.75%     7/1/99                   6,190           6,539
Southern California Rapid Transit Dist. Rev.                            5.70%     9/1/04  (2)             14,040          14,969
Univ. of California Rev. (Multi Purpose Project)                       10.00%     9/1/03  (2)              3,790           4,915
                                                                                                                    ------------
                                                                                                                         609,114
                                                                                                                    ------------
COLORADO (0.5%)
Colorado Health Fac. Auth. (Sisters of Charity Health System Inc.)      8.50%    5/15/04  (1)             17,500          21,545
Denver CO City & County School Dist.                                    6.95%   12/15/00  (3)              9,250           9,940
                                                                                                                    ------------
                                                                                                                          31,485
                                                                                                                    ------------
CONNECTICUT (2.8%)
Connecticut Dev. Auth. PCR VRDO (Connecticut Power and Light)           3.30%     3/5/97  LOC             17,000          17,000
Connecticut GO                                                          5.30%   11/15/06                  16,940          17,258
Connecticut GO                                                          5.40%   11/15/07                  24,010          24,714
Connecticut GO                                                          6.00%    10/1/04                   5,660           6,132
Connecticut GO                                                          6.00%    11/1/04                  10,000          10,842
Connecticut GO                                                          7.00%    3/15/03                   5,000           5,635
Connecticut Resource Recovery Auth. (Bridgeport Resco)                  8.40%     1/1/99                   4,950           5,041
Connecticut Special Tax Obligation Rev.                                 4.80%    10/1/05  (3)              9,085           9,085
Connecticut Special Tax Obligation Rev.                                5.125%     9/1/05                  11,575          11,835
Connecticut Special Tax Obligation Rev.                                 5.25%     9/1/06                  42,550          43,606
Connecticut Special Tax Obligation Rev.                                7.125%     6/1/10                  12,000          14,256





                                       22
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
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
                                                                       COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
Connecticut Special Tax Obligation Rev.                                 7.75%     6/1/00              $   11,300      $   12,483
South Central CT Regional Water Auth. Water System Rev.                 5.75%     8/1/06                   3,000           3,174
                                                                                                                    ------------
                                                                                                                         181,061
                                                                                                                    ------------
DELAWARE (0.3%)
Delaware Transp. Auth. Rev.                                            5.625%     7/1/06  (1)             11,420          11,925
Delaware Transp. Auth. Rev.                                             5.80%     7/1/08                   7,545           7,867
                                                                                                                    ------------
                                                                                                                          19,792
                                                                                                                    ------------
DISTRICT OF COLUMBIA (1.4%)
District of Columbia GO                                                 5.50%     6/1/06  (4)              6,205           6,381
District of Columbia GO                                                 5.75%     6/1/07  (2)              5,050           5,231
District of Columbia GO                                                 6.00%     6/1/08  (1)              8,890           9,346
District of Columbia GO                                                 6.10%     6/1/11  (1)              7,000           7,282
District of Columbia GO                                                 6.30%     6/1/05  (1)              5,000           5,372
District of Columbia GO                                                 6.30%     6/1/08  (1)             15,000          15,906
District of Columbia GO                                                 7.50%     6/1/99  (2)(Prere.)     17,875          19,498
District of Columbia GO                                                 7.75%     6/1/97  (5)(Prere.)      5,000           5,127
District of Columbia Hosp. Rev. (Medlantic Health Group)                6.00%    8/15/07  (1)              2,985           3,211
District of Columbia Hosp. Rev. (Medlantic Health Group)                6.00%    8/15/08  (1)              3,160           3,390
District of Columbia Hosp. Rev. (Medlantic Health Group)                6.00%    8/15/10  (1)              2,555           2,718
District of Columbia Hosp. Rev. (Medlantic Health Group)                6.00%    8/15/12  (1)              2,995           3,175
                                                                                                                    ------------
                                                                                                                          86,637
                                                                                                                    ------------
FLORIDA (3.6%)
Alachua County FL Health Fac. Auth. VRDO (Shands Teaching Hosp.)        3.30%     3/5/97  (1)              5,000           5,000
Broward County FL School Dist. GO                                       5.30%    2/15/04                   3,295           3,421
Broward County FL School Dist. GO                                       5.40%    2/15/05                   5,000           5,213
Broward County FL School Dist. GO                                       5.50%    2/15/06                  10,080          10,515
Dade County FL School Dist.                                             6.25%    2/15/04  (1)+             5,520           6,039
Dade County FL Water & Sewer Rev. VRDO                                  3.25%     3/5/97  (3)             70,270          70,270
Florida Board of Educ. (Capital Outlay Rev.)                            4.70%     6/1/07                   3,580           3,516
Florida Board of Educ. (Capital Outlay Rev.)                            4.90%     6/1/08                   6,905           6,846
Florida Board of Educ. (Capital Outlay Rev.)                            5.00%     6/1/09                   3,620           3,590
Florida Board of Educ. (Capital Outlay Rev.)                            6.50%     6/1/05                   5,000           5,595
Florida Dept. of General Services                                      5.625%     7/1/08  (2)              5,000           5,192
Florida Dept. of General Services                                       6.25%     7/1/06                   5,600           6,014
Florida School Board Assn. (Orange County)                              6.90%     7/1/99  (2)             12,450          13,171
Gulf Breeze FL Local Govt. Loan Program VRDO                            3.30%     3/8/97  (3)             15,025          15,025
Hillsborough County FL School Dist. GO                                  7.10%    8/15/03                  23,665          26,238
City of Lakeland FL Electric & Water Rev.                               6.25%    10/1/03  (3)              6,465           7,092
City of Lakeland FL Electric & Water Rev.                               6.50%    10/1/06  (3)              5,300           5,973
Lee County FL School Board                                              6.00%     8/1/05  (4)              4,175           4,501
Palm Beach County FL School Board                                       6.00%     8/1/05  (2)              6,115           6,645
Palm Beach County FL School Board                                       6.00%     8/1/06  (2)              6,480           7,048
St. Lucie County FL PCR VRDO (Florida Power & Light Co.)                3.45%     3/4/97                   4,900           4,900
West Orange FL Memorial Hosp. CP                                        3.40%    4/10/97  LOC              7,200           7,200
                                                                                                                    ------------
                                                                                                                         229,004
                                                                                                                    ------------
GEORGIA (3.6%)
Burke County GA PCR VRDO (Georgia Power Co.)                            3.50%     3/4/97                  12,800          12,800
Burke County GA PCR (Oglethorpe Power Corp.)                            4.50%     1/1/02  (2)              7,375           7,381
Burke County GA PCR (Oglethorpe Power Corp.)                            4.70%     1/1/04  (2)             13,160          13,153
Fulton County GA School Dist.                                          6.375%     5/1/10                  15,000          16,756
Georgia GO                                                              6.00%     7/1/04                   5,000           5,435
Georgia GO                                                              6.25%     9/1/08                   6,490           7,260
Georgia GO                                                              6.30%     4/1/02                   3,820           4,155
Georgia GO                                                              6.30%     3/1/07                  15,000          16,721
Georgia GO                                                              6.50%     8/1/01                   3,230           3,515
Georgia GO                                                              6.50%    12/1/03                   5,000           5,583
Georgia GO                                                              6.75%     9/1/10                   8,000           9,303
Georgia GO                                                              6.80%     8/1/02                   8,000           8,926
Georgia GO                                                              7.00%    11/1/04                   5,000           5,772
Georgia GO                                                              7.00%    11/1/05                  15,670          18,224





                                       23
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
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
INTERMEDIATE-TERM PORTFOLIO                                            COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
Georgia GO                                                              7.00%    11/1/06              $   16,780      $   19,637
Georgia GO                                                              7.00%    11/1/07                  17,960          21,130
Georgia GO                                                              7.10%     9/1/09                   3,400           4,049
Georgia GO                                                              7.25%     9/1/06                   5,860           6,952
Georgia GO                                                              7.40%     8/1/07                  11,200          13,444
Monroe County GA Dev. Auth. (Oglethorpe Power Corp.)                    6.65%     1/1/08                   9,220          10,316
Muni. Electric Power Auth. of GA                                        6.30%     1/1/05                  12,775          13,997
Muni. Electric Power Auth. of GA                                        8.10%     1/1/03                   2,320           2,451
                                                                                                                    ------------
                                                                                                                         226,960
                                                                                                                    ------------
HAWAII (2.3%)
Hawaii Airport System Rev.                                              5.40%     7/1/02  (1)              7,855           8,166
Hawaii Airport System Rev.                                              5.85%     7/1/02  (1)              7,830           8,325
Hawaii Airport System Rev.                                              5.95%     7/1/03  (1)              2,590           2,777
Hawaii Airport System Rev.                                              6.05%     7/1/04  (1)              3,145           3,400
Hawaii Airport System Rev.                                              6.15%     7/1/05  (1)             10,735          11,659
Hawaii Airport System Rev.                                              6.25%     7/1/06                   5,000           5,498
Hawaii GO                                                               5.00%    11/1/97                   4,000           4,037
Hawaii GO                                                               5.00%     2/1/04                  10,000          10,193
Hawaii GO                                                               5.00%     2/1/05                   6,650           6,750
Hawaii GO                                                              5.125%     2/1/06                  11,605          11,812
Hawaii GO                                                               5.50%     7/1/01                   6,500           6,787
Hawaii GO                                                               6.40%     3/1/07                   5,555           6,231
Honolulu HI City & County GO                                            5.75%     1/1/06                   8,825           9,364
Honolulu HI City & County GO                                            6.00%     1/1/08                   5,000           5,405
Honolulu HI City & County GO                                            6.30%     3/1/10                   4,830           5,132
Honolulu HI City & County GO                                            8.00%    10/1/09                  30,560          38,392
                                                                                                                    ------------
                                                                                                                         143,928
                                                                                                                    ------------
ILLINOIS (6.0%)
Chicago IL Metro. Sanitation Dist.                                      8.75%     1/1/00  (Prere.)         2,980           3,327
Chicago IL Metro. Water Reclamation Dist.                               5.85%    12/1/03                   6,355           6,799
Chicago IL Metro. Water Reclamation Dist.                               5.90%    12/1/06                   4,450           4,779
Chicago IL Metro. Water Reclamation Dist.                               5.95%    12/1/07                   7,200           7,799
Chicago IL Metro. Water Reclamation Dist.                               6.00%    12/1/08                   9,900          10,744
Chicago IL Metro. Water Reclamation Dist.                               6.05%    12/1/09                   3,000           3,259
Chicago IL Metro. Water Reclamation Dist.                               6.10%    12/1/06                   5,300           5,732
Chicago IL Metro. Water Reclamation Dist.                               6.25%    12/1/08                  15,000          16,216
Chicago IL Metro. Water Reclamation Dist.                               6.50%    12/1/07                  10,000          11,289
Chicago IL Public Building Comm. Rev.                                   7.50%     1/1/02  (1)              2,500           2,629
Chicago IL Public Building Comm. Rev.                                   7.60%     1/1/03  (1)              2,500           2,630
Chicago IL Public Building Comm. Rev.                                   7.70%     1/1/08  (1)(ETM)         4,000           4,212
Chicago IL School Finance Auth.                                         4.40%     6/1/98  (1)              5,000           5,030
Chicago IL School Finance Auth.                                         4.90%     6/1/02  (3)             10,000          10,119
Chicago IL School Finance Auth.                                         5.00%     6/1/03  (3)             25,190          25,526
Chicago IL School Finance Auth.                                         5.10%     6/1/04  (3)             26,155          26,533
Chicago IL School Finance Auth.                                         5.20%     6/1/05  (3)              3,000           3,048
Chicago IL School Finance Auth.                                        5.375%     6/1/08  (3)              9,500           9,548
Chicago IL School Finance Auth.                                         6.00%     6/1/01  (3)              8,305           8,776
Chicago IL School Finance Auth.                                         6.10%     6/1/02  (3)             11,945          12,749
Chicago IL Water Rev.                                                   5.50%    11/1/03  (2)              5,000           5,232
Cook County IL GO                                                       4.60%   11/15/00  (1)              5,360           5,422
Cook County IL GO                                                       5.75%   11/15/03  (3)              5,000           5,320
Cook County IL GO                                                       5.80%   11/15/04                  10,000          10,676
Cook County IL GO                                                       6.60%    11/1/03  (2)              4,785           5,304
Cook County IL GO                                                       6.75%    11/1/01  (2)              3,000           3,338
Illinois GO                                                             6.25%    10/1/05                   6,000           6,480
Illinois Health Fac. Auth. (Lutheran General Health Systems)            7.25%     4/1/99  (Prere.)         1,675           1,791
Illinois Health Fac. Auth. (Lutheran General Health Systems)            7.25%     4/1/00                   7,470           7,971
Illinois Health Fac. Auth.  VRDO (Univ. of Chicago Hosp. Project)       3.30%     3/5/97  (1)                700             700
Illinois Housing Dev. Auth. VRDO (Illinois Center Apartments)           3.55%     3/5/97  LOC             33,555          33,555
Illinois Regional Transp. Auth.                                         9.00%     6/1/05  (2)              5,220           6,663
Illinois Regional Transp. Auth.                                         9.00%     6/1/08  (2)              6,840           9,096





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
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                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
                                                                       COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
Illinois Regional Transp. Auth.                                         9.00%     6/1/09  (2)          $   4,255       $   5,697
Illinois Sales Tax Rev.                                                 6.50%    6/15/13                   5,000           5,614
Illinois Toll Highway Auth. VRDO                                        3.25%     3/5/97  (1)             28,800          28,800
Metro. Pier & Exposition Auth. IL                                       6.50%     6/1/06  (2)             11,885          13,201
Metro. Pier & Exposition Auth. IL                                       6.75%     6/1/10  (2)             25,000          28,573
Metro. Pier & Exposition Auth. IL                                       7.25%    6/15/05  (2)             15,000          17,370
                                                                                                                    ------------
                                                                                                                         381,547
                                                                                                                    ------------
INDIANA (1.1%)
East Chicago IN School Building Corp.                                  11.75%     2/1/99  (Prere.)         4,915           5,613
Indiana Educ. Fac. Auth. VRDO (Univ. of Notre Dame Du Lac Project)      3.20%     3/6/97                   5,100           5,100
Indiana Muni. Power Agency                                             5.875%     1/1/10  (1)              4,500           4,767
Indiana State Office Building Comm. Rev.                                6.65%     7/1/01                   4,500           4,826
Indiana State Office Building Comm. Rev.                                6.70%     7/1/02                   5,290           5,680
Indiana Univ. Student Fee Bonds                                         6.80%     8/1/04                  25,000          27,662
Indiana Univ. Student Fee Bonds                                         7.00%     8/1/06                   5,845           6,443
Rockport IN PCR VRDO (AEP Generating Co. Project)                       3.45%     3/4/97  (2)              5,100           5,100
Rockport IN PCR VRDO (AEP Generating Co. Project)                       3.50%     3/4/97  (2)              4,900           4,900
                                                                                                                    ------------
                                                                                                                          70,091
                                                                                                                    ------------
KENTUCKY (1.4%)
Kentucky Dev. Finance Auth. (St. Elizabeth Medical Center)             6.625%    11/1/04  (3)             20,025          21,972
Kentucky Dev. Finance Auth. (Sisters of Charity)                        6.60%    11/1/06                   5,000           5,365
Kentucky Econ. Dev. Fin. Auth. Rev. VRDO
     (Baptist Healthcare System Group)                                  3.30%     3/7/97  LOC             13,000          13,000
Kentucky Property & Buildings Rev.                                      5.25%    11/1/08                   2,500           2,516
Kentucky Property & Buildings Rev.                                      5.50%     9/1/03                   8,000           8,392
Kentucky Property & Buildings Rev.                                      5.60%     9/1/04                   3,000           3,164
Kentucky Property & Buildings Rev.                                      5.70%     9/1/05                   7,350           7,746
Kentucky Property & Buildings Rev.                                     6.875%     8/1/06                  10,400          11,596
Kentucky Turnpike Auth. Resource Recovery Road Rev.                     8.00%     7/1/03                  14,750          15,262
Kentucky Turnpike Auth. Resource Recovery Road Rev.                   13.125%     7/1/97  (Prere.)           820             846
Kentucky Turnpike Auth. Resource Recovery Road Rev.                   13.125%     1/1/98  (Prere.)            30              32
                                                                                                                    ------------
                                                                                                                          89,891
                                                                                                                    ------------
LOUISIANA (1.3%)
Jefferson Parish LA Sales Tax Rev.                                      6.75%    12/1/06  (3)             11,000          12,154
Louisiana Gas & Fuel Tax Rev.                                           7.20%   11/15/99                   9,500          10,189
Louisiana Gas & Fuel Tax Rev.                                           7.25%   11/15/00                   5,250           5,719
Louisiana Gas & Fuel Tax Rev.                                           7.25%   11/15/04                  11,000          11,982
Louisiana GO                                                            7.00%     9/1/00  (Prere.)        11,540          12,743
Louisiana GO                                                            8.75%     9/1/00  (4)              8,830          10,088
Louisiana GO                                                            8.75%     9/1/01  (4)              9,445          10,906
New Orleans LA Public Improvement GO                                    7.70%    10/1/99  (5)(Prere.)      2,395           2,557
New Orleans LA Public Improvement GO                                    7.75%    10/1/00  (5)(Prere.)      5,510           5,887
                                                                                                                    ------------
                                                                                                                          82,225
                                                                                                                    ------------
MAINE (0.2%)
Maine Muni. Bond Bank                                                   4.90%    11/1/02                  13,000          13,238
                                                                                                                    ------------

MASSACHUSETTS (5.2%)
Boston MA Water & Sewer Comm.                                           5.75%    11/1/13                   6,325           6,531
Massachusetts Bay Transit Auth.                                         5.30%     3/1/04                  32,380          33,451
Massachusetts Bay Transit Auth.                                         7.25%     3/1/03  (3)             16,000          17,458
Massachusetts GO                                                        5.10%     2/1/05                  25,000          25,423
Massachusetts GO                                                        5.50%     2/1/11                  10,000          10,057
Massachusetts GO                                                        5.70%     2/1/08  (1)              6,805           7,119
Massachusetts GO                                                        6.25%     7/1/02                  10,000          10,810
Massachusetts GO                                                        6.50%     8/1/02  (Prere.)         3,840           4,278
Massachusetts GO                                                        6.90%     6/1/00  (2)              2,500           2,678
Massachusetts GO                                                        7.00%     6/1/99  (Prere.)         3,000           3,249
Massachusetts GO                                                        7.00%     6/1/02  (2)              5,000           5,414
Massachusetts GO                                                        7.50%     6/1/04                   3,975           4,632
Massachusetts Ind. Finance Agency (Refusetech Inc. Project)             6.15%     7/1/02                   5,040           5,198
Massachusetts Ind. Finance Agency (Refusetech Inc. Project)             6.30%     7/1/05                  21,500          22,573





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
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                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
INTERMEDIATE-TERM PORTFOLIO                                            COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Ind. Finance Auth. Rev. (BioMed Research Corp.)           0.00%     8/1/04              $   10,000       $   6,920
Massachusetts Ind. Finance Auth. Rev. (BioMed Research Corp.)           7.10%     8/1/99                  17,075          18,095
Massachusetts Turnpike Auth. BAN                                        5.00%     6/1/99                   6,000           6,120
Massachusetts Turnpike Auth. Rev.                                       4.70%     1/1/03                   5,000           5,019
Massachusetts Turnpike Auth. Rev.                                       4.75%     1/1/04                   2,500           2,503
Massachusetts Water Resources Auth.                                     5.25%     3/1/07                   5,000           5,049
Massachusetts Water Resources Auth.                                     5.25%     3/1/09                   7,175           7,137
Massachusetts Water Resources Auth.                                     5.50%    11/1/07                  32,860          33,683
Massachusetts Water Resources Auth.                                     6.50%    7/15/10                  30,220          33,785
Massachusetts Water Resources Auth.                                     6.50%    7/15/19                  37,515          41,996
Massachusetts Water Resources Auth.                                     7.25%     4/1/01                   9,800          10,722
                                                                                                                    ------------
                                                                                                                         329,900
                                                                                                                    ------------
MICHIGAN (2.6%)
Detroit MI GO                                                           5.80%     5/1/02  (2)              8,970           9,456
Detroit MI GO                                                           5.90%     5/1/03  (2)              9,490          10,075
Greater Detroit MI Resource Recovery Auth.                              5.50%   12/13/04  (2)              7,505           7,848
Greater Detroit MI Resource Recovery Auth.                              6.25%   12/13/05  (2)             12,905          14,127
Greater Detroit MI Resource Recovery Auth.                              6.25%   12/13/06  (2)             17,475          19,134
Greater Detroit MI Resource Recovery Auth.                              6.25%   12/13/07  (2)             11,070          12,144
Michigan Muni. Bond Auth. Local Govt. Loan Auth.                        0.00%    12/1/99  (3)              6,000           5,341
Michigan Muni. Bond Auth. Local Govt. Loan Auth.                        0.00%    12/1/00  (3)              5,590           4,735
Michigan Muni. Bond Auth. Local Govt. Loan Auth.                        0.00%    12/1/01  (3)              9,630           7,767
Michigan Public Power Agency                                            5.30%     1/1/05                  13,075          13,463
Michigan Public Power Agency                                           5.375%     1/1/06                  13,790          14,175
Michigan Public Power Agency                                            5.50%     1/1/07                  14,545          14,982
Michigan Public Power Agency                                            5.50%     1/1/08                   9,360           9,556
Michigan State Building Auth.                                           5.50%    10/1/07  (2)              7,500           7,805
Michigan State Building Auth.                                           6.00%    10/1/09  (2)              8,735           9,028
Michigan State Building Auth.                                           6.50%    10/1/03  (2)              3,000           3,283
Regents of Univ. of Michigan Hosp. Rev. VRDO                            3.50%     3/4/97                   3,400           3,400
                                                                                                                    ------------
                                                                                                                         166,319
                                                                                                                    ------------
MINNESOTA (0.1%)
Minnesota GO                                                           5.125%    11/1/09                   8,275           8,271
                                                                                                                    ------------

MISSISSIPPI (0.6%)
Jackson County MS Port Fac. Rev. VRDO (Chevron Corp.)                   3.45%     3/4/97                  22,240          22,240
Mississippi GO                                                          5.25%     5/1/08                   5,805           5,877
Mississippi GO                                                          6.50%     5/1/03                   4,285           4,730
Mississippi GO                                                          7.00%     5/1/05                   4,840           5,567
                                                                                                                    ------------
                                                                                                                          38,414
                                                                                                                    ------------
NEBRASKA (0.4%)
Consumers Public Power Dist. NE Electric Rev.                           5.10%     1/1/03                  11,510          11,526
Nebraska Public Power Dist.                                             5.60%     7/1/03                  13,175          13,855
                                                                                                                    ------------
                                                                                                                          25,381
                                                                                                                    ------------
NEVADA (2.4%)
Clark County NV GO                                                      5.50%     6/1/12  (3)              6,365           6,411
Clark County NV GO                                                      5.60%     6/1/13  (3)              7,175           7,260
Clark County NV GO                                                     5.625%     6/1/14  (3)              7,450           7,524
Clark County NV GO                                                      7.50%     6/1/06  (2)              3,575           4,252
Clark County NV GO                                                      7.50%     6/1/07  (2)              9,550          11,434
Clark County NV GO                                                      7.50%     6/1/09  (2)              6,825           8,220
Clark County NV GO                                                      8.00%     6/1/08  (2)              9,875          12,256
Clark County NV School Dist. GO                                        5.375%     5/1/06  (3)              3,740           3,848
Clark County NV School Dist. GO                                        5.375%     5/1/07  (3)              9,195           9,405
Clark County NV School Dist. GO                                        5.375%     5/1/08  (3)              9,170           9,281
Clark County NV School Dist. GO                                         5.60%    6/15/09  (3)              9,640           9,896
Clark County NV School Dist. GO                                        5.875%    6/15/13  (1)              9,275           9,552
Clark County NV School Dist. GO                                        5.875%    6/15/14  (1)             14,485          14,864
Clark County NV School Dist. GO                                         7.25%    6/15/02  (1)              3,995           4,493
Clark County NV School Dist. GO                                         7.40%     3/1/00                  10,000          10,554
Clark County NV School Dist. GO                                         9.75%     6/1/00  (1)              4,580           5,322





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                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
INTERMEDIATE-TERM PORTFOLIO                                            COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
Nevada GO                                                               6.00%     5/1/05              $   10,450      $   10,984
Washoe County NV Hosp. Medical Center                                   6.00%     6/1/09  (2)              6,310           6,662
                                                                                                                    ------------
                                                                                                                         152,218
                                                                                                                    ------------
NEW JERSEY (5.9%)
Camden County NJ Muni. Util. Auth.                                      0.00%     9/1/99  (3)             12,545          11,190
Camden County NJ Muni. Util. Auth.                                      0.00%     9/1/00  (3)             18,500          15,662
Camden County NJ Muni. Util. Auth.                                      0.00%     9/1/02  (3)             18,545          14,113
Camden County NJ Muni. Util. Auth.                                      0.00%     9/1/03  (3)             18,545          13,345
Essex County NJ Solid Waste Util. Auth.                                 5.50%     4/1/11  (4)              3,000           3,037
New Jersey Econ. Dev. Auth.                                             5.70%     7/1/05  (1)              6,330           6,675
New Jersey Econ. Dev. Auth.                                             5.80%     7/1/07  (1)             17,800          18,908
New Jersey Econ. Dev. Auth.                                             5.80%     7/1/08  (1)              4,000           4,217
New Jersey Econ. Dev. Auth.                                            5.875%     7/1/11  (1)              6,000           6,253
New Jersey Econ. Dev. Auth.                                             7.00%     7/1/03  (1)             26,195          29,464
New Jersey Health Care Rev. (Union Hosp./Mega Care)                     6.00%     7/1/98                   2,820           2,873
New Jersey Health Care Rev. (Union Hosp./Mega Care)                     6.20%     7/1/99                   3,080           3,171
New Jersey Health Care Rev. (Union Hosp./Mega Care)                     6.40%     7/1/00                   3,295           3,416
New Jersey Sports & Exposition Auth.                                    6.50%     3/1/06                   4,725           5,101
New Jersey Sports & Exposition Auth.                                    6.50%     3/1/07                   3,500           3,770
New Jersey Transp. Trust Fund Auth.                                     5.30%   12/15/01                   5,000           5,192
New Jersey Transp. Trust Fund Auth.                                     5.50%    6/15/11  (1)              4,250           4,303
New Jersey Transp. Trust Fund Auth.                                     6.00%   12/15/04  (1)              4,000           4,339
New Jersey Transp. Trust Fund Auth.                                     6.00%   12/15/05  (1)              7,510           8,155
New Jersey Transp. Trust Fund Auth.                                     6.00%    6/15/08                  34,660          37,465
New Jersey Transp. Trust Fund Auth.                                     6.00%    6/15/09                  37,000          39,870
New Jersey Transp. Turnpike Auth.                                       4.75%     1/1/06  (ETM)           18,955          19,086
New Jersey Transp. Turnpike Auth.                                       5.60%     1/1/00  (2)              5,000           5,188
New Jersey Transp. Turnpike Auth.                                       5.90%     1/1/03  (2)              4,700           5,001
New Jersey Transp. Turnpike Auth.                                       5.90%     1/1/04                  19,030          20,272
New Jersey Transp. Turnpike Auth.                                       6.00%     1/1/05                  22,220          23,662
New Jersey Transp. Turnpike Auth.                                       6.50%     1/1/09  (2)             50,000          56,161
Rutgers State Univ. NJ Rev.                                             6.40%     5/1/13                   4,675           5,218
                                                                                                                    ------------
                                                                                                                         375,107
                                                                                                                    ------------
NEW MEXICO (0.1%)
Hurley NM PCR VRDO (Kennecott Santa Fe Corp. Project)                   3.45%     3/4/97                   7,900           7,900
                                                                                                                    ------------

NEW YORK (11.1%)
Metro. NY Transp. Auth.                                                 5.40%     7/1/03                  10,560          10,775
Metro. NY Transp. Auth.                                                5.625%     7/1/05                  11,485          11,795
Metro. NY Transp. Auth.                                                 5.75%     7/1/06                  12,320          12,705
Metro. NY Transp. Auth.                                                 6.10%     7/1/07  (1)              3,625           3,941
Metro. NY Transp. Auth.                                                 6.10%     7/1/08  (1)              7,200           7,814
Monroe County NY GO                                                     4.50%     3/1/98                   1,435           1,448
New York City NY GO                                                     5.60%     8/1/05                  10,380          10,540
New York City NY GO                                                     5.70%     8/1/06                   6,110           6,212
New York City NY GO                                                     5.70%     8/1/07                   9,800           9,899
New York City NY GO                                                     5.75%    2/15/07                   8,950           9,072
New York City NY GO                                                     5.90%     8/1/10                   4,750           4,761
New York City NY GO                                                     6.00%    8/15/99                  13,070          13,568
New York City NY GO                                                     6.00%     8/1/11                   8,325           8,380
New York City NY GO                                                     6.00%     8/1/12                   7,140           7,151
New York City NY GO                                                     6.10%     8/1/02                   4,000           4,201
New York City NY GO                                                     6.15%    8/15/00                   3,170           3,314
New York City NY GO                                                     7.00%     8/1/97  (Prere.)         1,720           1,770
New York City NY GO                                                     7.00%    8/15/99  (3)              5,550           5,913
New York City NY GO                                                     7.00%    8/15/99  (3)(ETM)         9,450          10,111
New York City NY GO                                                     7.00%     8/1/00                   3,930           4,038
New York City NY GO                                                     7.00%     8/1/04                   5,000           5,516
New York City NY GO                                                     7.00%     8/1/05                   6,500           7,196
New York City NY GO                                                     7.00%     2/1/05                   5,000           5,386
New York City NY GO                                                     7.10%    8/15/07                  10,000          10,869





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
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                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
INTERMEDIATE-TERM PORTFOLIO                                            COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
New York City NY GO                                                     8.00%    11/1/97  (2)(Prere.)  $   2,245      $    2,344
New York City NY GO                                                     8.00%     8/1/99                   4,560           4,933
New York City NY GO                                                     8.00%     8/1/99  (ETM)              615             669
New York City NY GO                                                     8.00%    11/1/00  (2)              2,175           2,279
New York City NY GO                                                     8.00%     4/1/06  (2)              5,955           7,208
New York City NY GO                                                    8.125%    11/1/04  (3)             11,155          11,655
New York City NY GO VRDO                                                3.25%     3/5/97                   2,200           2,200
New York City NY GO VRDO                                                3.45%     3/4/97                   1,000           1,000
New York City NY GO VRDO                                                3.50%     3/4/97  (1)             13,800          13,800
New York City NY IDA (USTA National Tennis Center Project)             6.375%   11/15/07  (4)              6,200           6,837
New York City NY IDA (USTA National Tennis Center Project)              6.40%   11/15/08  (4)              4,105           4,508
New York City NY IDA (USTA National Tennis Center Project)              6.50%   11/15/09  (4)              6,745           7,491
New York City NY IDA (USTA National Tennis Center Project)              6.50%   11/15/10  (4)              3,500           3,875
New York City NY Muni. Water Finance Auth. Water &
     Sewer System Rev.                                                  5.30%    6/15/06                  27,665          28,052
New York City NY Muni. Water Finance Auth. Water &
     Sewer System Rev.                                                  6.00%    6/15/10                   4,000           4,260
New York State Dormitory Auth. (City Univ.)                             5.50%     7/1/16                  16,000          15,792
New York State Dormitory Auth. (City Univ.)                             6.25%     7/1/03                   4,250           4,526
New York State Dormitory Auth. (City Univ.)                             6.35%     7/1/04                   2,500           2,683
New York State Dormitory Auth. (City Univ.)                             6.45%     7/1/05                   1,500           1,623
New York State Dormitory Auth. (City Univ.)                             7.00%     7/1/01                  10,000          11,013
New York State Dormitory Auth. (New York Univ.)                        6.375%     7/1/07  (3)             27,000          29,241
New York State Dormitory Auth. (State Univ.)                            5.80%    5/15/05                   5,400           5,607
New York State Dormitory Auth. (State Univ.)                            5.90%    5/15/06                   2,000           2,083
New York State Dormitory Auth. (State Univ.)                            6.00%     7/1/03  (2)              4,000           4,305
New York State Dormitory Auth. (State Univ.)                            6.00%     7/1/04  (2)              4,000           4,317
New York State Dormitory Auth. (State Univ.)                            6.10%    5/15/08                   2,000           2,081
New York State Dormitory Auth. (State Univ.)                            7.00%    5/15/99  (Prere.)        14,105          15,225
New York State Dormitory Auth. (State Univ.)                            7.00%    5/15/01                   4,180           4,449
New York State Dormitory Auth. (State Univ.)                            7.10%    5/15/00                   6,050           6,474
New York State Dormitory Auth. (Univ. of Rochester)                     5.75%     7/1/14  (1)              9,725           9,850
New York State Environmental Fac. PCR (State Water Revolving Fund)      4.30%    2/15/04                   3,535           3,451
New York State Environmental Fac. PCR (State Water Revolving Fund)      4.30%   12/15/04                   2,605           2,537
New York State Environmental Fac. PCR (State Water Revolving Fund)      4.50%    2/15/06                   4,025           3,915
New York State Environmental Fac. PCR (State Water Revolving Fund)      4.65%    6/15/07                   3,000           2,927
New York State GO                                                       6.00%    10/1/03                   4,800           5,158
New York State GO                                                       6.00%    10/1/04                   9,195           9,902
New York State GO                                                       7.80%   11/15/99                   5,000           5,461
New York State Local Govt. Assistance Corp.                            5.125%     7/1/07                   8,000           8,092
New York State Local Govt. Assistance Corp.                            5.125%     4/1/10                  24,000          23,668
New York State Local Govt. Assistance Corp.                             5.20%     7/1/07  (2)              4,500           4,573
New York State Local Govt. Assistance Corp.                             5.50%     7/1/00                   5,000           5,197
New York State Local Govt. Assistance Corp.                             5.50%     7/1/07                   5,000           5,208
New York State Local Govt. Assistance Corp.                             6.00%     4/1/06                   5,000           5,354
New York State Local Govt. Assistance Corp.                             6.00%     7/1/06                   7,000           7,566
New York State Local Govt. Assistance Corp.                             6.00%     4/1/07                   3,000           3,216
New York State Local Govt. Assistance Corp.                             6.00%     7/1/07                  10,000          10,824
New York State Local Govt. Assistance Corp.                             6.00%     4/1/08                  13,140          14,051
New York State Local Govt. Assistance Corp.                             6.00%     7/1/08                  10,000          10,803
New York State Medical Care Fac. Finance Agency Rev.                   5.375%    2/15/14  (4)              4,460           4,332
New York State Medical Care Fac. Finance Agency Rev.                    6.00%    8/15/02  (1)              5,350           5,725
New York State Medical Care Fac. Finance Agency Rev.                   7.875%    8/15/00  (Prere.)         6,815           7,727
New York State Thruway Auth. (Highway & Bridge Trust Fund)              5.30%     4/1/08  (1)              7,740           7,830
New York State Thruway Auth. (Highway & Bridge Trust Fund)              5.40%     4/1/07  (1)              9,215           9,511
New York State Thruway Auth. (Highway & Bridge Trust Fund)              6.25%     4/1/06  (3)             10,000          10,980
New York State Urban Dev. Corp.                                         6.40%     1/1/04                   9,685          10,381
Onondaga County NY PCR (Anheuser Busch Project)                        6.625%     8/1/06                  10,000          11,021
Suffolk County NY Water Auth.                                           6.80%     6/1/12  (ETM)           10,660          12,233
Triborough Bridge & Tunnel NY Auth. Rev.                                0.00%     1/1/03                  19,185          14,361
Triborough Bridge & Tunnel NY Auth. Rev.                                5.80%     1/1/06                   6,000           6,413





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
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                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
                                                                       COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel NY Auth. Rev.                                6.00%     1/1/12                 $12,000      $   12,958
Triborough Bridge & Tunnel NY Auth. Rev.                                6.60%     1/1/10                  59,325          67,126
                                                                                                                    ------------
                                                                                                                         709,256
                                                                                                                    ------------
NORTH CAROLINA (1.2%)
Charlotte NC Airport Refunding Rev. VRDO                                3.25%     3/5/97  (1)              3,300           3,300
North Carolina Educ. Fac. Auth. VRDO
     (Bowman Gray School of Medicine Project)                           3.30%     3/5/97                   5,300           5,300
North Carolina Educ. Fac. Auth. VRDO (Duke Univ.)                       3.20%     3/8/97                   4,100           4,100
North Carolina Muni. Power Agency (Catawba Electric)                    6.00%     1/1/04                   7,000           7,372
North Carolina Muni. Power Agency (Catawba Electric)                    6.00%     1/1/05                  28,750          30,270
North Carolina Muni. Power Agency (Catawba Electric)                    7.00%     1/1/00  (Prere.)         6,040           6,585
North Carolina Muni. Power Agency (Catawba Electric)                    7.25%     1/1/07                  10,410          12,290
Wake County NC Ind. Fac. & Pollution Control Finance
     Auth. VRDO (Carolina Power & Light)                                3.30%     3/5/97  LOC              8,100           8,100
                                                                                                                    ------------
                                                                                                                          77,317
                                                                                                                    ------------
OHIO (3.1%)
Cleveland OH School Dist.                                              8.125%    12/1/98  (ETM)            1,515           1,622
Cleveland OH School Dist.                                               9.00%    12/1/98  (Prere.)         4,000           4,422
Cleveland OH Water Works                                                6.00%     1/1/02  (1)              3,690           3,931
Cleveland OH Water Works                                                6.00%     1/1/03  (1)              2,105           2,254
Cleveland OH Water Works                                                6.00%     1/1/04  (1)              6,855           7,367
Cleveland OH Water Works                                                6.00%     1/1/05  (1)              4,545           4,895
Cleveland OH Water Works                                                6.00%     1/1/06  (1)              2,100           2,264
Cleveland OH Water Works                                                6.25%     1/1/05  (2)              4,910           5,343
Columbus OH Sewer Rev. VRDO                                             3.20%     3/6/97                   7,500           7,500
Cuyahoga County OH Hosp. Improvement Rev. VRDO (Cleveland Clinic)       3.30%     3/5/97  LOC             20,700          20,700
Franklin County OH Hosp. Rev. VRDO (Holy Cross Health System)           3.40%     3/6/97                  11,300          11,300
Franklin County OH Hosp. Rev. VRDO (US Health Corp.)                    3.30%     3/6/97  LOC              5,500           5,500
Hamilton County OH Hosp. Fac. Rev. VRDO (Bethesda Hosp.)                3.20%     3/6/97  LOC              1,300           1,300
Ohio Air Quality Dev. Auth. VRDO (Cincinnati Gas & Electric Co.)        3.40%     3/4/97  LOC              5,100           5,100
Ohio Building Auth. (State Correctional Fac.)                           5.70%    10/1/03                   3,305           3,510
Ohio Building Auth. (State Correctional Fac.)                           5.70%    10/1/04                   5,620           5,973
Ohio Building Auth. (State Correctional Fac.)                           5.75%    10/1/05                   3,070           3,271
Ohio Building Auth. (State Correctional Fac.)                           5.80%    10/1/06                   4,360           4,657
Ohio Building Auth. (State Correctional Fac.)                           5.90%    10/1/07                   2,500           2,691
Ohio Building Auth. (State Correctional Fac.)                           5.90%    10/1/09  (1)              4,435           4,679
Ohio Building Auth. (State Correctional Fac.)                           6.50%    10/1/02                   3,790           4,147
Ohio Building Auth. (State Correctional Fac.)                           6.50%    10/1/02  (1)              5,350           5,874
Ohio Building Auth. (State Correctional Fac.)                           6.50%    10/1/03                   5,500           6,024
Ohio Building Auth. (State Correctional Fac.)                           6.50%    10/1/03  (1)              5,710           6,317
Ohio Building Auth. (State Correctional Fac.)                           6.50%    10/1/04                   2,500           2,738
Ohio Building Auth. (State Correctional Fac.)                           7.20%     8/1/00                  10,000          10,909
Ohio Building Auth. (State Correctional Fac.)                           7.25%     8/1/01                   7,500           8,190
Ohio Building Auth. (State Correctional Fac.)                           7.30%     8/1/02                  10,000          10,932
Ohio Building Auth. (State Correctional Fac.)                           7.35%     8/1/03                   4,945           5,411
Ohio GO                                                                 3.70%     8/1/97                     725             726
Ohio Higher Educ. Fac.                                                  5.90%    12/1/05                   8,175           8,663
Ohio Public Fac. Comm.                                                  5.50%    12/1/06                   5,465           5,653
Ohio Turnpike Comm. Rev.                                                5.50%    2/15/10  (1)              4,435           4,501
Ohio Water Dev. Auth.                                                   6.00%    12/1/08  (2)              6,000           6,361
                                                                                                                    ------------
                                                                                                                         194,725
                                                                                                                    ------------
OKLAHOMA (1.9%)
Grand River Dam Auth. OK                                                5.50%     6/1/13  (2)              8,100           8,301
Grand River Dam Auth. OK                                                5.70%     6/1/05                  20,000          21,122
Grand River Dam Auth. OK                                                5.75%     6/1/06                  19,350          20,472
Grand River Dam Auth. OK                                               5.875%     6/1/07                  14,500          15,465
Grand River Dam Auth. OK                                                6.25%     6/1/11  (2)              7,600           8,420
Grand River Dam Auth. OK                                                8.00%     6/1/02                  21,000          24,294
Oklahoma Ind. Auth. (St. Anthony's Hosp.)                               7.50%    10/1/03  (1)              5,470           5,543
Tulsa County OK Ind. Auth. PUT (St. Francis Hosp.)                      5.15%   12/15/03                   8,715           8,882
Tulsa OK Metro. Util. Auth.                                             7.00%     2/1/03                   8,465           9,470
                                                                                                                    ------------
                                                                                                                         121,969
                                                                                                                    ------------





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
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                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
INTERMEDIATE-TERM PORTFOLIO                                            COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
OREGON (0.1%)
Oregon Veterans Welfare Program VRDO                                    3.25%     3/5/97                $  6,445        $  6,445
Oregon Veterans Welfare Program VRDO                                    3.25%     3/5/97  LOC              2,000           2,000
                                                                                                                    ------------
                                                                                                                           8,445
                                                                                                                    ------------
PENNSYLVANIA (8.5%)
Allegheny County PA GO                                                  7.45%    2/15/98                   2,000           2,071
Allegheny County PA GO                                                  7.60%    11/1/98  (Prere.)         2,000           2,120
Allegheny County PA Hosp. Dev. Auth. VRDO
     (Allegheny General Hosp. Project)                                  3.30%     3/5/97  LOC             10,000          10,000
Allegheny County PA Hosp. Dev. Auth. VRDO (Children's Hosp.)            3.25%     3/6/97                   1,600           1,600
Berks County PA GO                                                      7.25%   11/15/00  (3)(Prere.)     10,000          11,184
Delaware County PA Hosp. Rev. VRDO (Crozer-Chester Medical Center)      3.40%     3/5/97  LOC              2,900           2,900
Erie County PA Prison Auth. Commonwealth Lease Rev.                     6.75%    11/1/01  (1)(Prere.)      5,295           5,818
Geisinger PA Auth. Health System Rev. VRDO                              3.45%     3/4/97                   2,800           2,800
Northumberland County PA Commonwealth Lease Rev.                        6.70%   10/15/01  (1)(Prere.)      7,005           7,676
Northumberland County PA Commonwealth Lease Rev.                        7.75%   10/15/01  (1)(Prere.)      6,000           6,834
Pennsylvania Convention Center Auth.                                    6.25%     9/1/04                  15,200          16,037
Pennsylvania Convention Center Auth.                                    6.70%     9/1/14  (1)              4,000           4,421
Pennsylvania COP                                                        4.80%     7/1/01  (2)             20,000          20,281
Pennsylvania COP                                                        4.90%     7/1/02  (2)             13,665          13,899
Pennsylvania COP                                                        5.00%     7/1/03  (2)              6,555           6,687
Pennsylvania GO                                                         5.00%    4/15/05                  24,290          24,580
Pennsylvania GO                                                         5.00%    4/15/07                   7,950           7,949
Pennsylvania GO                                                         5.00%    4/15/08                   9,250           9,172
Pennsylvania GO                                                         6.20%   11/15/04                  12,480          13,391
Pennsylvania GO                                                         6.50%    11/1/06                   4,260           4,561
Pennsylvania GO                                                         7.10%    11/1/08                   6,700           7,296
Pennsylvania GO                                                        10.00%    4/15/02  (2)             10,160          12,655
Pennsylvania Higher Educ. Fac. Auth. (Allegheny/Delaware Valley)        5.00%   11/15/03  (1)              7,380           7,527
Pennsylvania Higher Educ. Fac. Auth. (Allegheny/Delaware Valley)        5.00%   11/15/04  (1)              9,295           9,437
Pennsylvania Higher Educ. Fac. Auth. (Allegheny/Delaware Valley)        5.00%   11/15/05  (1)              7,690           7,765
Pennsylvania Higher Educ. Fac. Auth. (Allegheny/Delaware Valley)        5.00%   11/15/06  (1)              3,250           3,262
Pennsylvania Higher Educ. Fac. Auth. VRDO (Carnegie Mellon)             3.45%     3/4/97                  15,200          15,200
Pennsylvania Higher Educ. Fac. Auth. VRDO
     (Univ. of Pennsylvania Health Services)                            3.20%     3/5/97                  44,900          44,900
Pennsylvania IDA                                                        6.50%     7/1/98                   9,850          10,190
Pennsylvania IDA                                                        6.60%     1/1/99                   5,065           5,293
Pennsylvania IDA                                                        6.60%     7/1/99                  10,355          10,917
Pennsylvania IDA                                                        6.70%     1/1/00                   7,420           7,883
Pennsylvania IDA                                                        6.70%     7/1/00                   9,080           9,734
Pennsylvania IDA                                                        6.80%     1/1/01                   5,000           5,410
Pennsylvania IDA                                                        6.80%     7/1/01                   5,480           5,974
Pennsylvania IDA VRDO (Franklin Institute)                              3.35%     3/6/97                   6,750           6,750
Pennsylvania Intergovernmental Cooperation Auth.                        5.45%    6/15/08  (3)             14,595          14,789
Pennsylvania Intergovernmental Cooperation Auth.                        5.75%    6/15/99  (3)             17,000          17,634
Pennsylvania Intergovernmental Cooperation Auth.                        6.00%    6/15/02  (3)             28,500          30,444
Philadelphia PA GO                                                      4.60%    5/15/99  (3)              4,345           4,400
Philadelphia PA GO                                                      6.00%   11/15/00  (3)             11,995          12,691
Philadelphia PA Muni. Lease Rev.                                        6.00%    7/15/03                   5,065           5,199
Philadelphia PA School Dist. GO                                         0.00%     7/1/00  (2)             15,500          13,382
Philadelphia PA School Dist. GO                                        5.375%     7/1/05  (1)              7,500           7,772
Philadelphia PA School Dist. GO                                         6.25%     9/1/05  (2)              5,870           6,459
Philadelphia PA School Dist. GO                                         6.25%     9/1/06  (2)              2,000           2,205
Philadelphia PA School Dist. GO                                         6.25%     9/1/08  (2)              4,000           4,419
Philadelphia PA School Dist. GO                                         6.25%     9/1/09  (2)              2,080           2,299
Philadelphia PA School Dist. GO                                         6.70%     7/1/99  (2)              9,000           9,523
Philadelphia PA Water & Waste Water Rev.                                4.75%    6/15/98                  11,540          11,635
Philadelphia PA Water & Waste Water Rev.                                6.25%     8/1/07  (1)              5,000           5,520
Philadelphia PA Water & Waste Water Rev.                                6.25%     8/1/08  (1)              5,000           5,534
Philadelphia PA Water & Waste Water Rev.                                6.25%     8/1/09  (1)              3,400           3,757
Philadelphia PA Water & Waste Water Rev.                                6.25%     8/1/10  (1)              2,730           3,010





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                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
                                                                       COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
Philadelphia PA Water & Waste Water Rev.                               6.875%    10/1/06  (1)            $15,455      $   16,622
Pittsburgh PA GO                                                        5.00%     3/1/03  (1)              5,000           5,096
Sayre PA Health Care Fac. Auth. Hosp. Rev. VRDO
     (VHA of Pennsylvania, Pooled Capital Asset Financing Program)      3.30%     3/5/97  (2)             11,600          11,600
Schuylkill PA Redev. Auth.                                              6.95%     6/1/01  (3)(Prere.)      3,995           4,402
                                                                                                                    ------------
                                                                                                                         542,566
                                                                                                                    ------------
PUERTO RICO (0.5%)
Puerto Rico Electric Power Auth. Rev.                                   6.50%     7/1/05  (1)             20,525          23,139
Puerto Rico Telephone Auth. Rev.                                        5.40%     1/1/08                   9,550           9,686
                                                                                                                    ------------
                                                                                                                          32,825
                                                                                                                    ------------
RHODE ISLAND (0.6%)
Rhode Island Consolidated Capital Dev. Loan GO                          6.00%     8/1/05  (1)              4,000           4,321
Rhode Island Consolidated Capital Dev. Loan GO                          6.00%     8/1/06  (1)              5,000           5,403
Rhode Island Depositors Econ. Protection Corp.                          6.55%     8/1/10  (1)             26,850          30,370
                                                                                                                    ------------
                                                                                                                          40,094
                                                                                                                    ------------

SOUTH CAROLINA (0.1%)
Piedmont SC Muni. Power Agency Rev.                                     5.40%     1/1/07  (1)              3,200           3,310
                                                                                                                    ------------

SOUTH DAKOTA (0.1%)
South Dakota Health & Educ. Auth. Rev. (McKennan Hosp.)                 7.50%     7/1/04  (1)              5,845           6,323
                                                                                                                    ------------

TENNESSEE (0.1%)
Shelby County TN (Methodist Health Systems)                             6.25%     8/1/06                   4,915           5,407
                                                                                                                    ------------

TEXAS (11.1%)
Anderson County TX Rev. (Coffield Prison Farm Project)                  5.50%    3/15/04  (2)              5,715           5,953
Anderson County TX Rev. (Coffield Prison Farm Project)                  5.50%    3/15/05  (2)              5,590           5,793
Anderson County TX Rev. (Coffield Prison Farm Project)                  5.50%    3/15/06  (2)              6,985           7,206
Austin TX Combined Util. System Rev.                                   5.125%   11/15/02                   9,500           9,757
Austin TX Combined Util. System Rev.                                    5.20%   11/15/03  (1)              3,360           3,459
Austin TX Combined Util. System Rev.                                    5.30%    5/15/04  (1)              5,770           5,947
Austin TX Combined Util. System Rev.                                    5.80%   11/15/06  (1)              5,255           5,578
Austin TX Combined Util. System Rev.                                    6.00%   11/15/06  (1)             23,265          25,036
Austin TX Combined Util. System Rev.                                    7.25%   11/15/03                   6,000           6,401
Bell County TX Health Fac. Dev. Corp. (Scott & White Hosp.)            7.625%     9/1/03                   8,340           8,830
Birdville TX Independent School Dist.                                   5.75%    2/15/03                   4,990           5,286
Corpus Christi TX GO                                                    7.50%    11/1/97  (2)(Prere.)      1,155           1,185
Corpus Christi TX GO                                                    7.50%    11/1/98  (2)              1,865           1,911
Dallas-Fort Worth TX Regional Airport                                   8.75%    11/1/03                   4,890           5,047
Dallas TX Independent School Dist.                                      5.30%    8/15/08                   7,510           7,586
Dallas TX Independent School Dist.                                      5.40%    8/15/09                  20,440          20,652
Dallas TX Independent School Dist.                                      5.50%    8/15/10                  24,210          24,487
Dallas TX Independent School Dist.                                      5.60%    8/15/03  (Prere.)         2,220           2,353
Dallas TX Independent School Dist.                                      5.60%    8/15/04                   5,780           6,067
Dallas TX Independent School Dist.                                      5.70%    8/15/03  (Prere.)         1,230           1,309
Dallas TX Independent School Dist.                                      5.70%    8/15/06                   3,520           3,675
Gulf Coast TX Waste Disposal Auth. PCR VRDO (Exxon Project)             3.45%     3/4/97                   6,500           6,500
Harris County TX Health Fac.                                            6.00%     6/1/08  +                6,080           6,490
Harris County TX Health Fac.                                            6.00%     6/1/10  (1)+             1,500           1,587
Harris County TX Health Fac. Dev. Corp. VRDO (Methodist Hosp.)          3.45%     3/4/97                  31,800          31,800
Harris County TX Toll Road                                              6.30%    8/15/02  (3)(Prere.)      4,470           4,937
Harris County TX Toll Road                                              6.30%    8/15/04  (3)                840             918
Harris County TX Toll Road VRDO                                         3.25%     3/5/97                  65,600          65,600
Houston TX GO                                                           5.00%     3/1/04                   6,265           6,346
Houston TX GO                                                           5.10%     3/1/06                  12,200          12,301
Houston TX GO                                                           5.80%     3/1/02                   5,080           5,375
Houston TX GO                                                           7.00%     3/1/08                  48,405          56,079
Houston TX GO                                                           7.30%     3/1/98  (3)(Prere.)      3,000           3,108
Houston TX Hotel Occupancy Tax Rev.                                     5.25%     7/1/07  (4)              6,585           6,672
Houston TX Housing Finance Corp. VRDO                                   3.40%     3/6/97  (4)              3,525           3,525





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                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
INTERMEDIATE-TERM PORTFOLIO                                            COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
Houston TX Water & Sewer System Rev.                                    7.00%    12/1/01  (2)          $   3,220       $   3,573
Houston TX Water & Sewer System Rev.                                    7.00%    12/1/02  (2)              4,125           4,638
Houston TX Water & Sewer System Rev.                                    7.00%    12/1/03  (2)              3,100           3,526
North Central TX Health Fac. Dev. Corp.
     (Presbyterian Medical Center) VRDO                                 3.50%     3/4/97  (1)              7,835           7,835
San Antonio TX Electric & Gas                                           5.50%     2/1/04                   4,545           4,731
San Antonio TX Electric & Gas                                           5.80%     2/1/06                   8,000           8,514
Southwest Higher Educ. Auth. of TX VRDO
     (Southern Methodist Univ.)                                         3.45%     3/4/97  LOC              3,800           3,800
Tarrant County TX Water Control & Improvement Dist.                     4.50%     3/1/11  (3)              5,000           4,521
Texas GO                                                                6.00%    10/1/06                   6,000           6,519
Texas GO                                                                6.00%    10/1/08                   5,000           5,440
Texas GO                                                                8.00%    10/1/07                  50,000          62,450
Texas Muni. Power Agency                                                6.10%     9/1/07  (1)             12,500          13,645
Texas Muni. Power Agency                                                6.10%     9/1/08  (1)             27,840          30,495
Texas Muni. Power Agency                                                6.10%     9/1/09  (1)              5,000           5,458
Texas Public Fin. Auth. Building Rev.                                   5.75%    10/1/09                   5,000           5,190
Texas Public Fin. Auth. Building Rev.                                   5.75%    10/1/10                   8,625           8,903
Texas Public Fin. Auth. Building Rev.                                   6.60%     2/1/00  (1)              5,000           5,319
Texas Public Fin. Auth. Building Rev.                                   6.75%     2/1/02  (1)              5,000           5,400
Texas Public Fin. Auth. Building Rev.                                   6.80%     2/1/03  (1)              5,000           5,389
Texas TRAN                                                              4.75%    8/29/97                 105,000         105,595
Texas Water Resource Finance Auth.                                      7.50%    8/15/01                   3,860           4,134
Univ. of Texas Permanent Univ. Fund                                     6.00%     7/1/05                   3,740           4,059
Univ. of Texas Permanent Univ. Fund                                     6.00%     7/1/06                   3,000           3,259
Univ. of Texas Permanent Univ. Fund                                     6.40%     7/1/02                   5,000           5,482
Univ. of Texas Rev.                                                     7.00%    8/15/07                  14,050          15,476
                                                                                                                    ------------
                                                                                                                         708,107
                                                                                                                    ------------
UTAH (0.5%)
Emery County UT PCR VRDO (PacifiCorp Project)                           3.45%     3/4/97  (2)             25,000          25,000
Salt Lake County UT Building Rev.                                       5.90%    10/1/06  (1)              4,000           4,259
Salt Lake County UT PCR VRDO (British Petroleum)                        3.45%     3/4/97                   3,500           3,500
                                                                                                                    ------------
                                                                                                                          32,759
                                                                                                                    ------------
VIRGINIA (0.3%)
Chesapeake Bay Bridge & Tunnel VA                                       5.40%     7/1/05  (3)              6,090           6,343
Fairfax County VA GO                                                    7.25%     6/1/00                   5,805           6,348
Fairfax County VA IDA Hosp. Rev. VRDO
     (Inova Health System Hosp. Project)                                3.35%     3/5/97  LOC                400             400
Virginia Public School Auth.                                            5.40%     6/1/09                   5,750           5,869
                                                                                                                    ------------
                                                                                                                          18,960
                                                                                                                    ------------
WASHINGTON (3.4%)
King County WA GO                                                       6.00%    12/1/04                   5,000           5,357
King County WA GO                                                       6.10%    12/1/05                   5,000           5,356
Seattle City WA Muni. Light & Power CP                                  3.45%    5/21/97                   3,000           3,000
Seattle WA GO                                                           5.60%    1/15/09                   5,020           5,157
Seattle WA Water System                                                 4.90%    12/1/02                   5,890           5,993
Seattle WA Water System                                                 5.00%    12/1/03                   2,000           2,041
Seattle WA Water System                                                 5.10%    12/1/04                   4,000           4,090
Seattle WA Water System                                                 5.20%    12/1/05                   2,320           2,375
Tacoma WA Electric System Rev.                                          5.70%     1/1/03  (2)              6,845           7,224
Washington GO                                                           5.60%     9/1/04                   5,000           5,282
Washington GO                                                          5.625%     5/1/08                   7,535           7,765
Washington GO                                                           5.75%     9/1/07                  19,950          21,347
Washington GO                                                           5.75%     9/1/08                   4,000           4,264
Washington GO                                                           6.10%     6/1/06                   9,495          10,349
Washington GO                                                          6.125%     6/1/07                  10,110          11,107
Washington GO                                                           6.20%     6/1/08                  10,765          11,885
Washington GO                                                           6.25%     6/1/09                  11,465          12,688
Washington GO                                                           6.25%     9/1/09                  21,550          22,625
Washington GO                                                           6.25%     6/1/10                   7,450           8,222
Washington GO                                                           6.25%     2/1/11                   6,680           7,362





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
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
INTERMEDIATE-TERM PORTFOLIO                                            COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
Washington GO                                                           7.00%    10/1/98               $   3,900       $   4,091
Washington GO                                                           7.10%     9/1/99                   7,500           7,828
Washington GO                                                           7.20%     9/1/98  (Prere.)         2,365           2,481
Washington GO VRDO                                                      3.25%     3/5/97                  11,300          11,300
Washington Health Care Fac. Auth. (Sisters of Providence)               6.00%    10/1/02  (2)              5,105           5,459
Washington Health Care Fac. Auth. (Sisters of Providence)               6.00%    10/1/03  (2)              5,270           5,654
Washington Health Care Fac. Auth. (Sisters of Providence)               6.00%    10/1/04  (2)              5,515           5,928
Washington Health Care Fac. Auth. (Sisters of Providence)               6.00%    10/1/05  (2)              4,830           5,195
Washington Health Care Fac. Auth. (Sisters of Providence)               6.00%    10/1/06  (2)              6,055           6,511
                                                                                                                    ------------
                                                                                                                         217,936
                                                                                                                    ------------
WISCONSIN (1.4%)
Wisconsin GO                                                            4.25%    11/1/99                   4,000           4,020
Wisconsin GO                                                            5.00%     5/1/00                   7,000           7,164
Wisconsin GO                                                            6.20%     5/1/06                  20,990          23,050
Wisconsin GO                                                            6.25%     5/1/07                  22,970          25,391
Wisconsin GO                                                            6.25%     5/1/08                  24,365          26,924
                                                                                                                    ------------
                                                                                                                          86,549
                                                                                                                    ------------
WYOMING (0.1%)
Platte County WY PCR                                                    4.50%     1/1/01                   2,250           2,251
Platte County WY PCR                                                    4.60%     1/1/02                   2,430           2,431
                                                                                                                    ------------
                                                                                                                           4,682
                                                                                                                    ------------
--------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (Cost $5,992,731)                                                                                6,274,049
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                     129,317
Liabilities                                                                                                              (40,901)
                                                                                                                    ------------
                                                                                                                          88,416
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------------------------
Applicable to 480,558,113 outstanding $.001 par value shares
     (authorized 1,150,000,000 shares)                                                                                $6,362,465
================================================================================================================================

NET ASSET VALUE PER SHARE                                                                                                 $13.24
================================================================================================================================

*See Note A in Notes to Financial Statements.
For key to abbreviations and other references, see page 51.

--------------------------------------------------------------------------------------------------------------------------------
AT FEBRUARY 28, 1997, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                          AMOUNT             PER
                                                                                                           (000)           SHARE
--------------------------------------------------------------------------------------------------------------------------------
Paid in Capital                                                                                      $ 6,089,494         $ 12.67
Undistributed Net Investment Income                                                                           --              --
Overdistributed Net Realized Gains                                                                        (8,952)           (.02)
Unrealized Appreciation--Note F
     Investment Securities                                                                               281,318             .59
     Futures Contracts                                                                                       605              --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                            $6,362,465          $13.24
================================================================================================================================





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
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                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
INSURED LONG-TERM PORTFOLIO                                            COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (100.3%)
--------------------------------------------------------------------------------------------------------------------------------
ALABAMA (1.4%)
Birmingham AL Medical Center (Special Care Medical Center)              7.25%     7/1/15  (1)           $  6,715      $    6,870
Medical Clinic Board of Bessemer AL (Bessemer-Carraway Hosp.)           7.25%     4/1/15  (1)              5,000           5,452
Medical Clinic Board of Montgomery AL (Jackson Hosp.)                   6.00%     3/1/26  (2)             12,000          12,272
Mobile AL Water & Sewer Comm.                                           5.50%     1/1/10  (3)              4,000           4,054
                                                                                                                    ------------
                                                                                                                          28,648
                                                                                                                    ------------
ALASKA (1.3%)
Alaska Housing Fin. Corp. Rev. VRDO                                     3.25%     3/5/97                   2,400           2,400
Alaska Housing Fin. Corp. Rev. VRDO                                     3.40%     3/5/97                     460             460
Anchorage AK Electric Rev.                                              8.00%    12/1/09  (1)              2,565           3,228
Anchorage AK Electric Rev.                                              8.00%    12/1/10  (1)              2,960           3,737
Anchorage AK Water GO                                                   7.20%     6/1/17  (2)             11,000          11,754
North Slope Borough AK GO                                               9.85%    6/30/97  (2)(ETM)         3,000           3,061
                                                                                                                    ------------
                                                                                                                          24,640
                                                                                                                    ------------
ARIZONA (0.5%)
Maricopa County AZ (Samaritan Health Service)                           7.00%    12/1/16  (1)              8,650          10,235

ARKANSAS (0.5%)
North Little Rock AR Electric System                                    6.50%     7/1/10  (1)              3,500           3,959
North Little Rock AR Electric System                                    6.50%     7/1/15  (1)              4,500           5,105
                                                                                                                    ------------
                                                                                                                           9,064
                                                                                                                    ------------
CALIFORNIA (14.2%)
California Dept. of Water Resources (Central Valley Project)            5.25%    12/1/28  (3)             23,000          21,551
California Health Fac. Finance Auth. (Adventist Health System)          6.75%     3/1/11  (1)             12,000          13,024
California Housing Finance Agency                                      8.625%     8/1/15  (1)              2,550           2,682
California PCR Rev. VRDO (Pacific Gas & Electric)                       3.40%     3/4/97  LOC                600             600
California RAN VRDO                                                     3.30%     3/5/97                   2,000           2,000
East Bay CA Muni. Util. Dist. Water System                              5.00%     6/1/26  (3)             26,775          24,260
Fresno CA COP (City Hall Refinancing Project)                          6.375%     8/1/10  (2)             10,500          11,130
Los Angeles County CA Pension Obligation Rev. VRDO                      3.20%     3/5/97  (2)              1,000           1,000
Modesto CA Irrigation Dist. Finance Auth. (Woodland Project)            6.50%    10/1/22  (2)             20,225          22,893
MSR California Public Power Agency (San Juan Project)                  6.125%     7/1/13  (2)              7,000           7,650
MSR California Public Power Agency (San Juan Project)                   6.75%     7/1/20  (1)             13,000          14,914
Northern California Power Agency (Combustion Turbine Project)           6.00%    8/15/10  (1)              3,500           3,563
Northern California Power Agency (Hydroelectric Project)                5.50%     7/1/23  (1)              7,700           7,389
Oakland CA Redev. Agency (Central Dist. Project)                        5.50%     2/1/14  (2)              6,300           6,369
Oakland CA Redev. Agency (Central Dist. Project)                        6.00%     2/1/08  (2)              5,585           6,080
Orange County CA Water Dist. VRDO                                       3.25%     3/4/97                     800             800
Pittsburg CA Redev. Agency                                              5.50%     8/1/07  (3)              3,000           3,107
Port of Oakland CA Rev.                                                 5.40%    11/1/17  (1)             25,575          24,648
Sacramento CA Muni. Util. Dist.                                         5.75%    8/15/13  (1)             12,360          12,521
Sacramento CA Muni. Util. Dist.                                         6.50%     9/1/13  (1)              8,895          10,091
San Jose CA Tax Redev.                                                  5.00%     8/1/21  (1)             15,000          13,606
San Jose CA Tax Redev.                                                  6.00%     8/1/10  (1)              8,105           8,791
Santa Clara CA Redev. Agency (Bayshore North Project)                   7.00%     7/1/10  (2)              3,000           3,524
Santa Clara CA Valley Water Dist.                                       6.00%     2/1/24  (3)              5,000           5,128
Santa Rosa CA Waste Water Rev.                                          6.00%     9/1/15  (3)              5,000           5,354
South County CA Waste Water Auth. (Gilroy)                              5.50%     8/1/22  (3)              8,000           7,683
South County CA Waste Water Auth. (Morgan Hill)                         5.50%     8/1/22  (3)              7,000           6,722
Southern California Public Power Auth. (Palo Verde)                     5.00%     7/1/15  (2)              2,605           2,430
Southern California Rapid Transit Dist.                                 5.80%     9/1/06  (2)              4,000           4,311
Southern California Rapid Transit Dist.                                 5.90%     9/1/07  (2)              3,155           3,408
Ukiah CA Electric Rev.                                                  6.25%     6/1/18  (1)              6,330           6,929
Univ. of California Board of Regents Rev. (Multi Purpose Project)       5.00%     9/1/16  (1)              5,000           4,564
Univ. of California Board of Regents Rev. (Multi Purpose Project)       5.00%     9/1/23  (2)             11,820          10,577
                                                                                                                    ------------
                                                                                                                         279,299
                                                                                                                    ------------





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

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                 MATURITY                 AMOUNT          VALUE*
                                                                       COUPON        DATE                  (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
COLORADO (1.5%)
Colorado Health Fac. Auth. (Sisters of Charity Health System Inc.)      6.00%    5/15/13  (1)          $   4,525      $    4,634
Denver CO Health Fac. (St. Anthony's Hosp.)                             7.70%     5/1/07  (1)              2,800           3,035
Northern Colorado Water Conservation Dist. Rev.                         6.50%    12/1/12  (2)             20,575          22,883
                                                                                                                    ------------
                                                                                                                          30,552
                                                                                                                    ------------
CONNECTICUT (0.3%)
Connecticut Special Obligation Transp. Infrastructure Rev.             5.625%    10/1/14  (3)              3,000           3,027
South Central Connecticut Regional Water Auth.                          5.75%     8/1/12  (3)              3,100           3,177
                                                                                                                    ------------
                                                                                                                           6,204
                                                                                                                    ------------
DELAWARE (1.1%)
Delaware Econ. Dev. Auth. (Delmarva Power & Light)                      7.30%     9/1/15  (3)              4,000           4,369
Delaware Health Fac. Auth. (Delaware Medical Center)                    7.00%    10/1/15  (1)              6,000           6,458
Dover DE Electric Rev.                                                  5.75%     7/1/15  (3)              5,225           5,290
Dover DE Electric Rev.                                                  6.10%     7/1/11  (3)              2,000           2,102
Sussex County DE Waste Water Rev.                                       6.60%    6/15/25  (1)              2,500           2,821
                                                                                                                    ------------
                                                                                                                          21,040
                                                                                                                    ------------
DISTRICT OF COLUMBIA (0.5%)
District of Columbia Rev. (Howard Univ.)                                5.75%    10/1/17  (1)             10,030           9,970
                                                                                                                    ------------

FLORIDA (6.2%)
Coral Springs FL Improvement Dist. Water & Sewer GO                     6.00%     6/1/10  (1)              3,000           3,246
Davie FL Water & Sewer Rev.                                            6.375%    10/1/12  (2)              2,620           2,937
Florida Muni. Power Agency (Stanton Project)                            5.00%    10/1/19  (1)              8,100           7,384
Orange and Orlando County FL Expressway Auth.                           8.25%     7/1/13  (3)              9,695          12,702
Orange and Orlando County FL Expressway Auth.                           8.25%     7/1/15  (3)              8,360          11,025
Orange and Orlando County FL Expressway Auth.                           8.25%     7/1/16  (3)             12,295          16,250
Orange County FL Health Auth. Hosp. (Adventist for Sunbelt Group)       6.25%   11/15/10  (2)              4,000           4,328
Palm Beach FL Criminal Justice                                          7.20%     6/1/14  (3)             16,300          19,689
Palm Beach FL Criminal Justice                                          7.20%     6/1/15  (3)              4,000           4,834
St. Lucie County FL Util. System Rev.                                   6.00%    10/1/20  (3)(ETM)         2,350           2,504
Seacoast FL Util. Auth. Water & Sewer Rev.                              5.00%     3/1/19  (3)              2,000           2,000
Tampa FL Util. Rev.                                                     6.75%    10/1/10  (2)              9,330          10,786
Tampa FL Util. Rev.                                                     6.75%    10/1/11  (2)              9,965          11,541
Tampa FL Util. Rev.                                                     6.75%    10/1/12  (2)             10,635          12,343
                                                                                                                    ------------
                                                                                                                         121,569
                                                                                                                    ------------
GEORGIA (0.7%)
Burke County GA Dev. Auth. PCR VRDO (Georgia Power Co.)                 3.50%     3/4/97                   3,330           3,330
Henry County GA School Dist. GO                                         6.45%     8/1/11  (1)              4,000           4,507
Private Colleges & Universities Auth. of GA (Mercer Univ. Project)      6.50%    11/1/15  (1)              5,000           5,642
                                                                                                                    ------------
                                                                                                                          13,479
                                                                                                                    ------------
HAWAII (1.4%)
Hawaii Airport System Rev.                                              6.35%     7/1/07  (1)              8,000           8,798
Hawaii Highway Rev.                                                     5.25%     7/1/11                   1,650           1,637
Hawaii Highway Rev.                                                     5.25%     7/1/12                   1,500           1,484
Hawaii Highway Rev.                                                     5.25%     7/1/16                   2,550           2,460
Honolulu HI City & County GO                                            8.00%    10/1/10                  11,000          13,912
                                                                                                                    ------------
                                                                                                                          28,291
                                                                                                                    ------------
ILLINOIS (4.6%)
Chicago IL Board of Educ. GO                                            6.25%     1/1/11  (1)              7,000           7,638
Chicago IL Public Building Comm. Board of Educ.                         7.00%     1/1/20  (1)(ETM)        21,500          25,851
Chicago IL Waste Water Transmission Rev.                                6.50%     1/1/08  (3)              1,315           1,468
Cook County IL GO                                                       7.25%    11/1/07  (1)              6,000           7,088
Illinois Dev. Finance Auth. PCR (Illinois Power Co. Project)            7.40%    12/1/24  (1)             14,000          16,249
Illinois Regional Transit Auth. GO (Cook, DuPage, and Kane Counties)    7.20%    11/1/20  (2)             24,000          28,964
Illinois Toll Highway Auth. Rev. VRDO                                   3.25%     3/5/97  (1)                500             500
Will County IL Community Unit School Dist. (Romeoville)                 7.10%    12/1/09  (2)              1,250           1,474
Will County IL Community Unit School Dist. (Romeoville)                 7.10%    12/1/10  (2)              1,115           1,314
                                                                                                                    ------------
                                                                                                                          90,546
                                                                                                                    ------------





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

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
INSURED LONG-TERM PORTFOLIO                                            COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
INDIANA (1.0%)
Indiana Muni. Power Agency                                             6.125%     1/1/13  (1)         $   13,250      $   14,337
Merrillville IN School Building Corp.                                   6.65%     7/1/06  (1)              5,500           6,183
                                                                                                                    ------------
                                                                                                                          20,520
                                                                                                                    ------------
KANSAS (1.1%)
Kansas Health System Dev. Auth. (St. Luke Mission)                     5.375%   11/15/16  (1)              9,300           9,073
Kansas Health System Dev. Auth. (St. Luke Mission)                     5.375%   11/15/21  (1)              6,000           5,781
Kansas Health System Dev. Auth. (St. Luke Mission)                     5.375%   11/15/26  (1)              6,000           5,755
Kansas Highway Refunding Rev.                                           9.00%     7/1/97  (1)(ETM)         1,200           1,222
                                                                                                                    ------------
                                                                                                                          21,831
                                                                                                                    ------------

KENTUCKY (1.8%)
Jefferson County KY Health System Rev. (Jewish Hosp.)                   5.75%     1/1/26  (2)             11,000          10,999
Kentucky Dev. Finance Auth. Hosp. Fac. Rev.
     (St. Elizabeth's Medical Center)                                   6.00%    11/1/10  (3)             23,885          24,767
                                                                                                                    ------------
                                                                                                                          35,766
                                                                                                                    ------------
LOUISIANA (2.7%)
Jefferson Parish LA Sales Tax                                           6.75%    12/1/06  (3)              8,500           9,392
New Orleans LA Capital Appreciation                                     0.00%     9/1/13  (2)              9,000           3,605
New Orleans LA GO                                                       0.00%     9/1/10  (2)              8,500           4,100
New Orleans LA GO                                                       0.00%     9/1/11  (2)             10,475           4,754
New Orleans LA GO                                                       6.00%     9/1/21  (2)             22,250          22,591
Ouachita Parish LA Hosp. Service (Glenwood Medical Center)              5.70%    5/15/16  (4)              4,900           4,918
Ouachita Parish LA Hosp. Service (Glenwood Medical Center)              5.75%    5/15/21  (4)              3,200           3,203
                                                                                                                    ------------
                                                                                                                          52,563
                                                                                                                    ------------
MAINE (0.8%)
Maine Health & Higher Educ. Fac. Auth.
     (Eastern Maine Medical Center)                                    6.375%    10/1/21  (3)              8,000           8,482
Maine Turnpike Rev.                                                     6.00%     7/1/18  (1)              7,000           7,196
                                                                                                                    ------------
                                                                                                                          15,678
                                                                                                                    ------------
MARYLAND (0.7%)
Maryland Health & Educ. Fac. Auth.
     (Univ. of Maryland Medical System)                                 7.00%     7/1/22  (3)             12,025          14,381
                                                                                                                    ------------

MASSACHUSETTS (7.3%)
Boston MA GO                                                            6.50%     7/1/12  (2)              4,750           5,202
Boston MA Water & Sewer Comm.                                           7.25%    11/1/06  (5)              2,500           2,620
Lawrence MA GO                                                          4.75%    2/15/14  (2)              1,500           1,366
Massachusetts Consolidated Loan GO                                      4.50%    11/1/15  (2)             15,000          12,993
Massachusetts Consolidated Loan GO                                      7.00%     7/1/09  (3)             32,250          37,711
Massachusetts Health & Educ. Fac. Auth. (Boston College)                6.75%     7/1/11  (3)              6,595           7,233
Massachusetts Health & Educ. Fac. Auth. (Falmouth Hosp.)                5.50%     7/1/08  (1)              1,425           1,453
Massachusetts Health & Educ. Fac. Auth. (Lahey Clinic)                  7.85%     7/1/03  (1)              3,360           3,937
Massachusetts Health & Educ. Fac. Auth. (MA General Hosp.)              6.25%     7/1/12  (2)             19,650          21,592
Massachusetts Housing Finance Agency Rev.                               5.95%    10/1/08  (2)             27,485          28,409
Massachusetts Turnpike Auth. BAN                                        5.00%     6/1/99                  11,000          11,220
Massachusetts Water Auth.                                               4.75%    12/1/21  (1)             10,160           8,851
                                                                                                                    ------------
                                                                                                                         142,587
                                                                                                                    ------------
MICHIGAN (4.2%)
Detroit MI Sewer System Rev.                                            5.45%     7/1/07  (3)              6,850           7,058
Michigan Hosp. Fin. Auth. Rev. (Mercy Health)                          5.375%    8/15/26  (2)              5,000           4,708
Michigan Strategic Fund (Detroit Edison)                                7.00%    7/15/08  (1)             18,375          21,429
Michigan Trunk Line Rev.                                               5.625%    11/1/26  (3)             10,000           9,836
Monroe County MI Econ. Dev. Corp. (Detroit Edison)                      6.95%     9/1/22  (3)             25,000          29,784
St. Clair MI Econ. Dev. Corp. PCR (Detroit Edison)                      6.40%     8/1/24  (2)              8,000           8,797
                                                                                                                    ------------
                                                                                                                          81,612
                                                                                                                    ------------





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
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                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
                                                                       COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
MINNESOTA (0.5%)
Southern Minnesota Muni. Power Agency Supply System Rev.                5.50%     1/1/15  (2)          $   6,120       $   6,044
Southern Minnesota Muni. Power Agency Supply System Rev.                5.50%     1/1/15  (2)(Prere.)      3,880           3,932
                                                                                                                    ------------
                                                                                                                           9,976
                                                                                                                    ------------
MISSISSIPPI (0.1%)
Jackson MS Water & Sewer System                                         4.50%     9/1/10  (1)              1,500           1,365

MISSOURI (0.9%)
Missouri Health & Educ. Fac. Auth. (Lester Cox Medical Center)          5.25%     6/1/15  (1)              5,000           4,879
Univ. of Missouri Capital Projects Notes                                4.75%    6/30/97                  11,850          11,894
                                                                                                                    ------------
                                                                                                                          16,773
                                                                                                                    ------------
MONTANA (0.1%)
Forsyth MT PCR (Montana Power Co.)                                     6.125%     5/1/23  (2)              1,500           1,556
                                                                                                                    ------------

NEVADA (0.3%)
Clark County NV Airport System Rev. VRDO
     (McCarran International Airport)                                   3.25%     3/5/97  LOC                200             200
Clark County NV GO                                                      6.50%     6/1/17  (2)              5,000           5,625
                                                                                                                    ------------
                                                                                                                           5,825
                                                                                                                    ------------
NEW HAMPSHIRE (0.4%)
New Hampshire Higher Educ. (Hitchcock Clinic)                           6.00%     7/1/15  (1)              7,560           7,766
                                                                                                                    ------------

NEW JERSEY (5.8%)
Atlantic County NJ Public Fac. COP                                      7.40%     3/1/12  (3)              4,335           5,247
Hoboken-Union City-Weehawken NJ Sewage Auth.                            6.25%     8/1/14  (1)             10,185          11,191
Hoboken-Union City-Weehawken NJ Sewage Auth.                            6.25%     8/1/15  (1)             10,820          11,884
New Jersey Health Care Fac. Finance Auth.
     (St. Clares-Riverside Medical Center)                              5.75%     7/1/14  (1)              3,000           3,050
New Jersey Sports & Exposition Auth.                                    6.50%     3/1/13  (1)             18,795          21,252
New Jersey Transp. Rev.                                                 5.00%    6/15/13  (1)             23,055          22,134
New Jersey Turnpike Auth.                                               6.50%     1/1/13  (1)             30,000          33,893
New Jersey Turnpike Auth.                                               6.50%     1/1/16  (1)              5,000           5,601
                                                                                                                    ------------
                                                                                                                         114,252
                                                                                                                    ------------
NEW MEXICO (1.1%)
Albuquerque NM Hosp. System (Presbyterian Health)                      6.375%     8/1/07  (1)              4,000           4,349
Farmington NM Util. Systems Rev.                                        5.75%    5/15/13  (3)              3,000           3,053
Santa Fe NM Rev.                                                        6.30%     6/1/24  (2)              5,000           5,516
Univ. of New Mexico Rev.                                               5.375%     6/1/26  (1)              9,400           9,031
                                                                                                                    ------------
                                                                                                                          21,949
                                                                                                                    ------------
NEW YORK (4.0%)
Metro. NY Transp. Auth.                                                 6.00%     4/1/20  (1)             18,000          19,095
New York City NY GO VRDO                                                3.25%     3/5/97  LOC              8,300           8,300
New York City NY Muni. Water & Sewer System Rev.                        7.00%    6/15/09  (2)              1,845           2,024
New York State Medical Care Fac. Finance Agency
     (Mental Health Improvement)                                        6.00%    8/15/15  (1)              5,000           5,170
New York State Thruway Auth. (Highway & Bridge Trust Fund)              6.00%     4/1/06  (2)+            11,815          12,754
New York State Thruway Auth. (Highway & Bridge Trust Fund)              6.00%     4/1/07  (2)+            16,480          17,767
Suffolk County NY Water Auth.                                           5.75%     6/1/13  (2)              7,345           7,475
Triborough Bridge & Tunnel Auth. of NY Rev.                             6.00%     1/1/14                   4,500           4,600
Triborough Bridge & Tunnel Auth. of NY Rev.                             6.00%     1/1/15  (2)              1,275           1,308
                                                                                                                    ------------
                                                                                                                          78,493
                                                                                                                    ------------
NORTH CAROLINA (0.2%)
North Carolina Muni. Power Agency (Catawba Electric)                    6.00%     1/1/10  (1)              4,000           4,320
                                                                                                                    ------------

NORTH DAKOTA (1.1%)
Bismarck ND Medical Center                                              7.50%     5/1/13  (5)             10,000          10,778
Mercer County ND PCR (Basin Electric Power)                             6.05%     1/1/19  (2)             10,000          10,359
                                                                                                                    ------------
                                                                                                                          21,137
                                                                                                                    ------------





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                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
INSURED LONG-TERM PORTFOLIO                                            COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
OHIO (3.4%)
Cleveland OH Airport System Rev.                                        0.00%     1/1/06  (1)          $   3,475       $   2,251
Cleveland OH Public Power System Rev.                                   7.00%   11/15/16  (1)              5,000           5,740
Cleveland OH School Dist. Board of Educ. GO                            5.875%    12/1/11  (3)              4,720           4,856
Cleveland OH Water Works Rev.                                           6.25%     1/1/15  (2)              2,500           2,642
Columbus OH Electric System Rev. VRDO                                   3.25%     4/1/97  LOC                100             100
Cuyahoga County OH Hosp. Refunding and Improvement (Univ. Hosp.)       5.625%    1/15/21  (1)             11,480          11,221
Cuyahoga County OH Hosp. Rev. VRDO (Cleveland Clinic Foundation)        3.30%     3/5/97  LOC              3,300           3,300
Franklin County OH Convention Center Rev.                               0.00%    12/1/06  (1)              4,355           2,720
Greater Cleveland OH Regional Transp. Auth. GO                          5.65%    12/1/16  (3)              5,000           5,016
Northeast Ohio Regional Sewer Dist. Waste Water Improvement             6.50%   11/15/01  (2)              5,750           6,321
Ohio Air Quality Dev. Auth. PCR (Ohio Edison Project)                   7.10%     6/1/18  (3)              6,500           7,092
Ohio Air Quality Dev. Auth. PCR (Ohio Edison Project)                   7.45%     3/1/16  (3)              9,500          10,430
Ohio GO                                                                7.625%     8/1/09                   4,345           5,354
                                                                                                                    ------------
                                                                                                                          67,043
                                                                                                                    ------------
OKLAHOMA (0.3%)
Grand River Dam Auth. OK                                                5.75%     6/1/06  (4)              5,800           6,252
                                                                                                                    ------------

OREGON (1.4%)
Oregon Health, Housing, Educ. & Cultural Fac. (Lewis & Clark College)   6.00%    10/1/13   (1)             2,250           2,364
Oregon Health Sciences Univ. Rev.                                       5.25%     7/1/25  (1)             10,000           9,518
Oregon Veterans Welfare GO VRDO                                         3.25%     3/5/97  LOC              1,000           1,000
Portland OR GO Sewer Rev.                                               5.50%     6/1/17  (1)             15,000          14,890
                                                                                                                    ------------
                                                                                                                          27,772
                                                                                                                    ------------

PENNSYLVANIA (8.1%)
Allegheny County PA Hosp. Auth. (Presbyterian Hosp.)                   7.125%     7/1/99  (1)(Prere.)     12,500          13,563
Allegheny County PA Sanitary Auth.                                      5.50%    12/1/16  (3)             10,000           9,706
Armstrong County PA Hosp. Auth. Rev.                                    6.25%     6/1/13  (2)             18,400          19,361
Lehigh County PA General Purpose Auth. (Lehigh Valley Hosp.)            6.50%     7/1/10  (1)              6,655           7,252
Pennsylvania Convention Center Auth. Rev.                               6.00%     9/1/19  (3)             10,000          10,894
Pennsylvania Convention Center Auth. Rev.                               6.70%     9/1/16  (3)              9,970          11,589
Pennsylvania Higher Educ. Fac. (Allegheny-Delaware Valley)             5.875%   11/15/16  (1)             10,000          10,147
Pennsylvania Higher Educ. Fac. VRDO (Univ. of Pennsylvania)             3.20%     3/5/97                   3,600           3,600
Pennsylvania TAN                                                        4.50%    6/30/97                     650             652
Pennsylvania Turnpike Comm. Rev.                                        5.50%    12/1/12  (2)              7,000           7,052
Pennsylvania Turnpike Comm. Rev.                                        5.50%    12/1/19  (3)             20,000          19,099
Pennsylvania Turnpike Comm. Rev.                                        6.00%     6/1/15  (1)              1,000           1,025
Philadelphia PA Gas Works Rev.                                          6.00%    5/15/12  (2)              3,000           3,085
Philadelphia PA Water & Waste Water Rev.                                7.00%    6/15/10  (3)             15,000          17,520
Philadelphia PA Water & Waste Water Rev.                                7.00%    6/15/11  (3)             16,500          19,322
Pittsburgh PA Water & Sewer System Rev.                                 7.25%     9/1/14  (3)(ETM)         5,000           5,993
                                                                                                                    ------------
                                                                                                                         159,860
                                                                                                                    ------------
PUERTO RICO (0.8%)
Puerto Rico Highway and Transp. Rev.                                    6.00%     7/1/18  (4)             10,850          11,654
Puerto Rico Public Building Auth.                                       0.00%     7/1/01  (3)              4,150           3,438
                                                                                                                    ------------
                                                                                                                          15,092
                                                                                                                    ------------
RHODE ISLAND (0.5%)
Rhode Island Depositors Econ. Project                                   5.80%     8/1/12  (1)              2,000           2,090
Rhode Island Health and Educ. Rev.                                      5.25%    5/15/26  (1)              5,000           4,569
Rhode Island Public Building Auth.                                      6.00%     2/1/11  (2)              3,805           3,898
                                                                                                                    ------------
                                                                                                                          10,557
                                                                                                                    ------------
SOUTH CAROLINA (4.0%)
Piedmont SC Muni. Power Agency Rev.                                     5.00%     1/1/18  (3) (ETM)        3,915           3,725
Piedmont SC Muni. Power Agency Rev.                                     5.00%     1/1/18  (3)             23,585          21,424
Piedmont SC Muni. Power Agency Rev.                                     6.75%     1/1/19  (3)             10,600          12,183
Piedmont SC Muni. Power Agency Rev.                                     6.75%     1/1/20  (3)             23,515          27,108
Public Service Auth. Rev. of South Carolina                             6.25%     1/1/22  (2)             13,000          13,776
                                                                                                                    ------------
                                                                                                                          78,216
                                                                                                                    ------------





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
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                                                                                                            FACE          MARKET
                                                                                 MATURITY                 AMOUNT          VALUE*
                                                                       COUPON        DATE                  (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA (0.7%)
South Dakota Health & Educ. Fac. Auth. Rev. (McKennan Hosp.)           7.625%     7/1/14  (1)          $  11,500       $  13,469
                                                                                                                    ------------

TENNESSEE (1.7%)
Health, Educ. & Housing Fac. of TN (Methodist Health System)            5.50%     8/1/12  (1)              2,500           2,518
Knox County TN Health, Educ. & Housing Fac. (Fort Sanders Hosp.)        8.00%     1/1/08  (1)              3,000           3,147
Nashville and Davidson County TN Health and Educ. Fac.
     (Meharry Medical College)                                          5.00%    12/1/24  (2)              3,000           2,732
Nashville and Davidson County TN Health and Educ. Fac.
     (Meharry Medical College)                                          6.00%    12/1/12  (2)              3,405           3,650
Tennessee Housing Dev. Agency                                          7.125%     7/1/17  (1)              2,665           2,807
Tennessee School Board Auth. Higher Educ. Fac.                          5.50%     5/1/22  (4)             18,915          18,288
                                                                                                                    ------------
                                                                                                                          33,142
                                                                                                                    ------------
TEXAS (7.2%)
Austin TX Combined Util. System Rev.                                    5.75%   11/15/16  (2)             10,000          10,042
Colorado River Muni. Water Dist. of TX Rev.                             6.00%     1/1/16  (2)              6,000           6,094
Corpus Christi TX Util. System Rev.                                     7.00%    7/15/10  (3)              7,500           8,186
Gulf Coast Waste Disposal Auth. of TX PCR VRDO (Amoco Oil Project)      3.45%     3/4/97                     400             400
Gulf Coast Waste Disposal Auth. of TX PCR VRDO (Exxon Project)          3.40%     3/4/97                   1,500           1,500
Houston TX Public Improvement                                           7.00%     3/1/08                  16,000          18,537
Houston TX Water & Sewer Rev.                                           7.00%    12/1/20  (1)             12,280          13,655
Houston TX Water Conveyance System                                      6.25%   12/15/12  (2)              8,340           9,161
Houston TX Water Conveyance System                                      6.80%   12/15/10  (2)              5,490           6,319
Houston TX Water Conveyance System                                      6.80%   12/15/11  (2)              8,910          10,270
Houston TX Water Conveyance System                                      7.50%   12/15/12  (2)              1,000           1,221
Houston TX Water Conveyance System                                      7.50%   12/15/13  (2)              1,100           1,346
Lower Colorado River Auth. of TX Rev.                                  5.625%     1/1/15  (4)(Prere.)      3,055           3,120
North Central TX Health Fac. Dev. Corp. VRDO
     (Presbyterian Medical Center)                                      3.50%     3/4/97  (1)                220             220
San Antonio TX Electric & Gas System Rev.                               0.00%     2/1/06  (3)             18,000          11,513
San Antonio TX Electric & Gas System Rev.                               0.00%     2/1/07  (3)             15,000           9,038
Texas TRAN                                                              4.75%    8/29/97                  25,000          25,142
Texas Turnpike Auth. of Dallas North Toll (Addison Project)             6.60%     1/1/23  (3)              4,500           5,001
                                                                                                                    ------------
                                                                                                                         140,765
                                                                                                                    ------------
UTAH (0.1%)
Emery County UT PCR VRDO (PacifiCorp Project)                           3.45%     3/4/97  (2)              2,800           2,800
                                                                                                                    ------------

VIRGINIA (0.7%)
Henry County VA Public Service Auth.                                    6.25%   11/15/19  (3)              1,500           1,573
Norfolk VA Water Dev.                                                   5.90%    11/1/25  (1)             12,150          12,341
                                                                                                                    ------------
                                                                                                                          13,914
                                                                                                                    ------------
WASHINGTON (1.5%)
Snohomish County WA Mukilteo School Dist.                               5.60%    12/1/08  (3)              6,960           7,288
Snohomish County WA Mukilteo School Dist.                               5.65%    12/1/09  (3)              9,160           9,578
Snohomish County WA Mukilteo School Dist.                               5.65%    12/1/10  (3)              3,950           4,105
Snohomish County WA Mukilteo School Dist.                               5.70%    12/1/11  (3)              5,000           5,206
Washington GO VRDO                                                      3.25%     3/5/97                   2,600           2,600
                                                                                                                    ------------
                                                                                                                          28,777
                                                                                                                    ------------
WEST VIRGINIA (1.3%)
West Virginia Hosp. Finance Auth. (Charleston Medical Center)           5.75%     9/1/13  (1)              8,000           8,158
West Virginia State Building Comm. Rev. (Jail & Correction Fac.)        7.00%     7/1/11  (1)              7,325           8,597
West Virginia State Building Comm. Rev. (Jail & Correction Fac.)        7.00%     7/1/12  (1)              7,840           9,227
                                                                                                                    ------------
                                                                                                                          25,982
                                                                                                                    ------------
WISCONSIN (0.2%)
Wisconsin Health & Educ. (St. Luke's Medical Center)                    7.10%    8/15/11  (1)              4,000           4,447
                                                                                                                    ------------

WYOMING (0.1%)
Kemmer WY VRDO                                                          3.45%     3/4/97                   2,800           2,800
                                                                                                                    ------------
--------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (Cost $1,818,636)                                                                                1,972,775
--------------------------------------------------------------------------------------------------------------------------------





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
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          MARKET
                                                                                                                          VALUE*
INSURED LONG-TERM PORTFOLIO                                                                                                (000)
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.3%)
--------------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                               $      30,365
Liabilities                                                                                                             (36,945)
                                                                                                                    ------------
                                                                                                                         (6,580)
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------------------------
Applicable to 159,566,262 outstanding $.001 par value shares
     (authorized 350,000,000 shares)                                                                                  $1,966,195
================================================================================================================================

NET ASSET VALUE PER SHARE                                                                                                 $12.32
================================================================================================================================

*See Note A in Notes to Financial Statements.
For key to abbreviations and other references, see page 51.


--------------------------------------------------------------------------------------------------------------------------------
AT FEBRUARY 28, 1997, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                          AMOUNT             PER
                                                                                                           (000)           SHARE
--------------------------------------------------------------------------------------------------------------------------------
Paid in Capital                                                                                      $ 1,827,520         $ 11.45
Undistributed Net Investment Income                                                                           --              --
Overdistributed Net Realized Gains                                                                       (16,956)           (.11)
Unrealized Appreciation--Note F
     Investment Securities                                                                               154,139             .97
     Futures Contracts                                                                                     1,492             .01
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                            $1,966,195          $12.32
================================================================================================================================





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                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
LONG-TERM PORTFOLIO                                                    COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.5%)
--------------------------------------------------------------------------------------------------------------------------------
ARIZONA (0.8%)
Scottsdale AZ IDA (Memorial Hosp.)                                      6.00%     9/1/12  (2)+         $   4,000       $   4,127
Scottsdale AZ IDA (Memorial Hosp.)                                     6.125%     9/1/17  (2)+             4,700           4,794
                                                                                                                    ------------
                                                                                                                           8,921
                                                                                                                    ------------
CALIFORNIA (12.9%)
Anaheim CA Public Finance Auth.                                         6.00%     9/1/13  (4)              7,000           7,519
Anaheim CA Public Finance Auth.                                         6.00%     9/1/14  (4)              2,500           2,677
Anaheim CA Public Improvement Corp. Lease COP VRDO                      3.20%     3/5/97  (2)              2,800           2,800
California GO                                                           6.25%     9/1/12                   5,000           5,532
California Public Works Rev. (Community College Project)               5.625%     3/1/16                  11,370          11,350
California Public Works Rev. (Dept. of Corrections)                    5.625%    11/1/16  (1)             16,675          16,644
California RAN VRDO                                                     3.30%     3/5/97                     300             300
California State Dept. of Water (Central Valley Project)                4.75%    12/1/25                   3,120           2,695
California State Dept. of Water (Central Valley Project)                5.25%    12/1/28  (3)             12,395          11,614
Culver City CA Redev. Finance Auth.                                     4.60%    11/1/20  (2)             10,240           8,633
Fresno CA Sewer Rev.                                                    6.25%     9/1/10  (2)              6,395           7,093
Los Angeles County CA COP (Capital Fac. Project)                        6.50%     3/1/10                  21,815          22,489
San Bernardino CA COP (Capital Fac. Project)                           6.875%     8/1/24  (ETM)           18,000          21,658
San Bernardino CA COP (Medical Center Project)                          5.50%     8/1/19                  11,400          10,688
San Bernardino CA COP (Medical Center Project)                          5.50%     8/1/24                  14,295          13,430
San Diego County CA TRAN                                               4.375%    9/30/97  LOC              4,800           4,822
                                                                                                                    ------------
                                                                                                                         149,944
                                                                                                                    ------------
DISTRICT OF COLUMBIA (0.6%)
District of Columbia GO                                                 6.75%     6/1/05  (2)              6,140           6,558
                                                                                                                    ------------

FLORIDA (1.0%)
Dade County FL Water & Sewer System Rev. VRDO                           3.25%     3/5/97  (3)             11,500          11,500

GEORGIA (2.6%)
Burke County GA Dev. Auth. VRDO (Oglethorpe Power)                      3.25%     3/5/97  (3)              4,000           4,000
College Park GA IDA GO (Civic Center)                                   7.00%     9/1/10                  11,500          13,580
Metro. Atlanta GA Rapid Transit Auth. Rev.                              6.25%     7/1/18                  12,170          13,211
                                                                                                                    ------------
                                                                                                                          30,791
                                                                                                                    ------------
ILLINOIS (4.8%)
Chicago IL Metro. Water Capital Improvement Rev.                        7.00%     1/1/11                  20,000          23,303
Chicago IL Public Building Comm.                                        7.00%     1/1/20  (1)(ETM)         6,000           7,214
Chicago IL Skyway Toll Bridge Rev.                                      6.50%     1/1/10                   7,750           8,661
Illinois Dev. Finance Auth. PCR (Illinois Power Co. Project)            7.40%    12/1/24  (1)              8,150           9,459
Illinois Metro. Pier & Exposition Auth. Rev.                            6.75%     6/1/10  (1)              6,000           6,839
Illinois Toll Highway Auth. Rev. VRDO                                   3.25%     3/5/97  (1)                500             500
                                                                                                                    ------------
                                                                                                                          55,976
                                                                                                                    ------------

INDIANA (2.9%)
Indiana Health Fac. Finance Auth. Rev. (Ancilla System, Inc.)           5.75%     7/1/15  (1)              4,470           4,485
Indiana State Office Building Comm. Correction Fac.                     5.50%     7/1/20  (2)             10,000           9,581
Indiana State Office Building Comm. Rev.                                6.90%     7/1/11                  16,875          19,469
                                                                                                                    ------------
                                                                                                                          33,535
                                                                                                                    ------------
LOUISIANA (3.2%)
De Soto Parish LA PCR (Southwestern Electric Power Co.)                 7.60%     1/1/19                  24,300          27,428
East Baton Rouge LA PCR VRDO (Exxon Project)                            3.40%     3/4/97                   9,975           9,975
                                                                                                                    ------------
                                                                                                                          37,403
                                                                                                                    ------------
MASSACHUSETTS (7.4%)
Massachusetts Bay Transp. Auth. Rev.                                    7.00%     3/1/21                  15,000          17,843
Massachusetts GO                                                        5.75%     5/1/12                   7,500           7,618
Massachusetts GO                                                        6.00%     6/1/11                   3,500           3,721
Massachusetts GO                                                        6.50%     8/1/01  (Prere.)         3,115           3,420
Massachusetts GO                                                        6.50%     8/1/11                   2,345           2,542
Massachusetts Housing Finance Agency                                   6.125%   11/15/08                   3,500           3,609
Massachusetts Turnpike Auth. BAN                                        5.00%     6/1/99                   7,000           7,140





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                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
LONG-TERM PORTFOLIO                                                    COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Auth. Rev.                                5.50%    7/15/22               $   5,000       $   4,751
Massachusetts Water Resources Auth. Rev.                                6.50%    7/15/19                  32,000          35,822
                                                                                                                    ------------
                                                                                                                          86,466
                                                                                                                    ------------
MICHIGAN (2.4%)
Detroit MI GO                                                          6.375%     4/1/07                  10,500          11,076
Detroit MI Sewer Disposal                                               5.00%     7/1/25  (1)              5,820           5,213
Grand Rapids MI Tax Increment Rev. (Downtown Project)                  6.875%     6/1/24  (1)              7,500           8,412
Michigan Hosp. Finance Auth. Rev.
     (Detroit Medical Center Obligated Group)                           6.25%    8/15/13                   3,000           3,107
                                                                                                                    ------------
                                                                                                                          27,808
                                                                                                                    ------------
MISSISSIPPI (1.1%)
Claiborne County MS PCR (Middle South Energy)                          9.875%    12/1/14                  10,000          11,018
Jackson County MS Port Fac. Rev. VRDO (Chevron)                         3.45%     3/4/97                   2,100           2,100
                                                                                                                    ------------
                                                                                                                          13,118
                                                                                                                    ------------
NEVADA (0.9%)
Humbolt County NV PCR (Idaho Power Co.)                                 8.30%    12/1/14                   9,100          10,640
                                                                                                                    ------------

NEW JERSEY (6.7%)
New Jersey Econ. Dev. Auth. Market Transition Fac.                      5.75%     7/1/06  (1)             34,165          36,082
New Jersey Health Care Fac. Auth. Rev. (Atlantic City Medical Center)   6.80%     7/1/05                   3,500           3,794
New Jersey Sports & Exposition Auth. Rev.                               6.50%     3/1/13                  10,000          11,238
New Jersey Sports & Exposition Auth. Rev.                               6.50%     3/1/19                  20,000          21,315
New Jersey Turnpike Auth.                                               3.15%     3/5/97  (3) LOC          5,700           5,700
Port Auth. of NY & NJ VRDO                                              3.45%     3/4/97                     400             400
                                                                                                                    ------------
                                                                                                                          78,529
                                                                                                                    ------------

NEW YORK (15.1%)
Babylon NY Waste Water Fac. GO                                          9.00%     8/1/08  (3)              4,900           6,529
Babylon NY Waste Water Fac. GO                                          9.00%     8/1/09  (3)              2,800           3,755
Babylon NY Waste Water Fac. GO                                          9.00%     8/1/10  (3)              4,900           6,666
Metro. NY Transit Auth. Dedicated Petroleum Tax                         5.25%     4/1/26  (1)              4,675           4,422
Metro. NY Transit Auth. Dedicated Petroleum Tax                         6.00%     4/1/20  (1)             13,665          14,496
Metro. NY Transit Auth. Rev.                                           6.375%     7/1/18  (1)              7,500           8,104
New York City NY GO                                                     5.70%     8/1/07                   4,700           4,748
New York City NY GO                                                     5.75%    2/15/07                   5,000           5,068
New York City NY GO                                                     5.80%     8/1/08                   5,730           5,790
New York City NY GO                                                     5.90%     8/1/09                   6,125           6,179
New York City NY GO                                                    6.375%     8/1/04                   5,000           5,309
New York City NY GO                                                     7.10%     2/1/10  (1)              7,500           8,313
New York City NY GO VRDO                                                3.50%     3/4/97  (1)              4,600           4,600
New York City NY Muni. Water Finance Auth. Water &
     Sewer System Rev.                                                  7.00%    6/15/01  (Prere.)         2,520           2,796
New York City NY Muni. Water Finance Auth. Water &
     Sewer System Rev.                                                  7.00%    6/15/09                   2,480           2,721
New York City NY Muni. Water Finance Auth. Water &
     Sewer System Rev. VRDO                                             3.45%     3/4/97  (3)              4,600           4,600
New York Local Govt. Assistance Corp. Rev.                             5.375%     4/1/12                   5,275           5,256
New York Local Govt. Assistance Corp. Rev.                              5.40%     4/1/13                  13,125          13,038
New York Local Govt. Assistance Corp. Rev.                              5.40%     4/1/15                   5,700           5,546
New York Local Govt. Assistance Corp. Rev.                              6.50%     4/1/20                  10,000          10,746
New York Local Govt. Assistance Corp. Rev.                             6.875%     4/1/19                   8,000           8,983
New York Medical Care Fac. Auth. Rev.                                  6.875%    2/15/32  (7)              5,000           5,365
New York State Dormitory Auth. Rev. (State Univ.)                       7.50%    5/15/11                  18,900          22,100
Triborough Bridge & Tunnel Auth. NY General Purpose Rev.               6.125%    1/1/21                  10,000          10,838
                                                                                                                    ------------
                                                                                                                         175,968
                                                                                                                    ------------
NORTH CAROLINA (1.0%)
North Carolina Eastern Muni. Power Agency Rev.                          6.50%     1/1/18  (ETM)            4,625           5,301
North Carolina Eastern Muni. Power Agency Rev.                          7.50%     1/1/09  (Prere.)         4,935           5,973
                                                                                                                    ------------
                                                                                                                          11,274
                                                                                                                    ------------





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

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
                                                                       COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
OHIO (3.7%)
Cuyahoga County OH Hosp. Improvement Rev. VRDO
     (Cleveland Clinic)                                                 3.30%     3/5/97  LOC          $   2,700       $   2,700
Cuyahoga County OH Hosp. Improvement Rev. VRDO
     (St. Luke's Hosp.)                                                 3.30%     3/5/97  LOC              3,400           3,400
Franklin County OH Hosp. Rev. (Children's Hosp.)                        5.75%    11/1/20                   2,945           2,915
Franklin County OH Hosp. Rev. VRDO (Holy Cross Health System)           3.40%     3/6/97                   1,400           1,400
Ohio Air Quality Dev. Auth. VRDO
     (Cincinnati Gas & Electric Co. Project)                            3.55%     3/4/97  LOC              1,300           1,300
Ohio GO                                                                4.625%     5/1/98                   5,000           5,052
Ohio Turnpike Comm.                                                     5.50%    2/15/26  (1)             26,650          26,083
                                                                                                                    ------------
                                                                                                                          42,850
                                                                                                                    ------------
OKLAHOMA (0.6%)
Oklahoma City OK Ind. & Cultural Fac. Trust VRDO
     (St. Anthony Hosp. Project)                                        3.40%     3/4/97  LOC              6,600           6,600
                                                                                                                    ------------

OREGON (0.9%)
Portland County OR Sewer System Rev.                                    5.50%     6/1/17  (1)             10,090          10,016
                                                                                                                    ------------

PENNSYLVANIA (7.4%)
Allegheny County PA VRDO (Children's Hosp. Pittsburgh)                  3.25%     3/6/97  (1)                350             350
Pennsylvania GO                                                        6.375%    9/15/09                  11,000          11,664
Pennsylvania GO                                                        6.375%    9/15/10                   8,820           9,393
Pennsylvania GO                                                        6.375%    9/15/11                   5,975           6,358
Pennsylvania GO                                                        6.375%    9/15/12                  13,500          14,364
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.)                7.70%     5/1/12  (1)              2,660           2,696
Pennsylvania Higher Educ. Fac. Auth. Rev. VRDO
     (Univ. of Pennsylvania Health Service)                             3.20%     3/5/97                   1,000           1,000
Pennsylvania Housing Finance Agency Residential Dev. Rev.               7.50%     7/1/06                   3,890           4,180
Philadelphia PA Water & Waste Water Rev.                                7.00%    6/15/10  (3)             20,000          23,360
Pittsburgh PA Water & Sewer Auth. Rev.                                  6.50%     9/1/13  (3)             10,000          11,309
Radnor Township PA School Auth.                                        9.875%    9/15/00  (ETM)              385             423
Sayre PA Health Care Fac. Auth. VRDO
     (VHA of Pennsylvania, Pooled Capital Asset Financing Program)      3.30%     3/5/97  (2)                700             700
                                                                                                                    ------------
                                                                                                                          85,797
                                                                                                                    ------------
PUERTO RICO (0.9%)
Puerto Rico Highway and Transp. Rev.                                    5.00%     7/1/16  (4)             10,605          10,026
                                                                                                                    ------------

SOUTH CAROLINA (2.0%)
Piedmont SC Muni. Power Agency Rev.                                     6.15%     1/1/07  (1)              4,040           4,440
Piedmont SC Muni. Power Agency Rev.                                     6.20%     1/1/08  (1)              3,000           3,306
Piedmont SC Muni. Power Agency Rev.                                     6.50%     1/1/15  (3)             12,210          13,615
Piedmont SC Muni. Power Agency Rev.                                     6.50%     1/1/15  (3)(ETM)         2,035           2,287
                                                                                                                    ------------
                                                                                                                          23,648
                                                                                                                    ------------
TEXAS (12.5%)
Harris County TX Toll Road VRDO                                         3.25%     3/5/97                  10,400          10,400
Houston TX Hotel Occupancy Tax Rev.                                     5.50%     7/1/11  (4)             21,760          21,805
Houston TX Public Improvement                                           7.00%     3/1/08                   5,000           5,793
Houston TX Water & Sewer System Rev.                                   6.375%    12/1/17  (2)              6,000           6,403
North East TX Independent School Dist.                                  5.00%     2/1/16                   6,425           6,007
San Antonio TX Electric & Gas Rev.                                      5.00%     2/1/17                  14,135          12,918
Texas City TX IDR (Arco Pipeline Project)                              7.375%    10/1/20                  17,000          20,589
Texas GO                                                                5.50%     4/1/20                  15,000          14,394
Texas TRAN                                                              4.75%    8/29/97                  15,000          15,085
Texas Water Dev. Board Rev.                                             5.25%    7/15/17                   7,000           6,729
Texas Water Dev. Board Rev.                                             6.50%    7/15/10                  17,425          19,198
Texas Water Dev. Board Rev.                                             7.05%     8/1/25                   5,655           6,296
                                                                                                                    ------------
                                                                                                                         145,617
                                                                                                                    ------------





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
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
LONG-TERM PORTFOLIO                                                    COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
VIRGINIA (1.2%)
Richmond VA Metro. Expressway Auth. Rev.                                6.25%    7/15/22  (3)          $   7,750      $    8,190
Richmond VA Metro. Expressway Auth. Rev.                               6.375%    7/15/16  (3)              5,400           5,781
                                                                                                                    ------------
                                                                                                                          13,971
                                                                                                                    ------------
WASHINGTON (2.9%)
Washington Dept. of Ecology COP (State Office Building Project)         5.00%     4/1/16                  27,820          25,479
Washington GO                                                           5.50%     5/1/18                   4,000           3,990
Washington GO                                                           6.75%     2/1/15                   3,450           3,980
                                                                                                                    ------------
                                                                                                                          33,449
                                                                                                                    ------------
WEST VIRGINIA (0.9%)
West Virginia State Building Comm. Rev.                                 7.00%     7/1/14  (1)              8,975          10,578
                                                                                                                    ------------

WISCONSIN (3.0%)
Wisconsin Clean Water Rev.                                             6.875%     6/1/11                  20,500          23,790
Wisconsin GO                                                            6.25%     5/1/09                  10,000          11,071
                                                                                                                    ------------
                                                                                                                          34,861
                                                                                                                    ------------
WYOMING (0.1%)
Sublette County WY VRDO (Exxon Project)                                 3.40%     3/4/97                     900             900
                                                                                                                    ------------
--------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (COST $1,075,081)                                                                                1,156,744
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                      17,463
Liabilities                                                                                                              (11,313)
                                                                                                                    ------------
                                                                                                                           6,150
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------------------------
Applicable to 106,187,319 outstanding $.001 par value shares
     (authorized 350,000,000 shares)                                                                                  $1,162,894
================================================================================================================================

NET ASSET VALUE PER SHARE                                                                                                 $10.95
================================================================================================================================

*See Note A in Notes to Financial Statements.
For key to abbreviations and other references, see page 51.

--------------------------------------------------------------------------------------------------------------------------------
AT FEBRUARY 28, 1997, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                          AMOUNT             PER
                                                                                                           (000)           SHARE
--------------------------------------------------------------------------------------------------------------------------------
Paid in Capital                                                                                      $ 1,088,498         $ 10.25
Undistributed Net Investment Income                                                                           --              --
Overdistributed Net Realized Gains                                                                        (7,944)           (.08)
Unrealized Appreciation--Note F
    Investment Securities                                                                                 81,663             .77
    Futures Contracts                                                                                        677             .01
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                            $1,162,894          $10.95
================================================================================================================================





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
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                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
HIGH-YIELD PORTFOLIO                                                   COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (100.9%)
--------------------------------------------------------------------------------------------------------------------------------
ALASKA (0.7%)
Alaska Housing Finance Corp. Rev. VRDO                                  3.40%     3/5/97                $  2,590       $   2,590
North Slope Borough AK GO                                               7.50%    6/30/01  (4)              2,000           2,239
Valdez AK PCR Rev. VRDO (Exxon Pipeline Project)                        3.40%     3/4/97                   5,000           5,000
Valdez AK PCR Rev. VRDO (Exxon Pipeline Project)                        3.45%     3/4/97                   4,200           4,200
                                                                                                                    ------------
                                                                                                                          14,029
                                                                                                                    ------------
ARIZONA (1.7%)
Board of Regents Rev. (Univ. of Arizona)                                6.20%     6/1/16                  26,660          29,259
Pima County AZ IDA Rev. (La Cholla Project)                             8.50%     7/1/20                   6,650           5,803
                                                                                                                    ------------
                                                                                                                          35,062
                                                                                                                    ------------
ARKANSAS (0.2%)
North Little Rock AR Electric System Rev.                               6.50%     7/1/15  (1)              3,450           3,914
                                                                                                                    ------------

CALIFORNIA (14.3%)
Anaheim CA Public Finance Auth. Rev.                                    5.00%     3/1/37  (4)             26,140          23,120
California Dept. of Water Resources                                     4.75%    12/1/29  (1)             15,000          12,856
California Educ. Fac. Auth.                                             5.70%    10/1/15  +                4,500           4,453
California GO                                                           4.75%     9/1/23  (3)             10,000           8,551
California Health Fac. Financing Auth. VRDO
     (Catholic Health Care West)                                        3.15%     3/5/97  (1)              3,400           3,400
California PCR Rev. VRDO (Pacific Gas & Electric)                       3.40%     3/4/97  LOC              1,600           1,600
California Public Works Rev. (Community College Project)               5.375%     3/1/10                   3,555           3,511
California Public Works Rev. (Community College Project)               5.375%     3/1/11                   3,905           3,831
California Public Works Rev. (Community College Project)               5.375%     3/1/12                   4,265           4,160
California Public Works Rev. (Community College Project)                7.00%     3/1/14                  14,275          16,627
California Public Works Rev. (Dept. of Corrections)                    5.375%    11/1/13                   7,820           7,573
California Public Works Rev. (Univ. Project)                            6.40%    12/1/16  (2)              8,450           9,469
California RAN VRDO                                                     3.25%     3/5/97                     300             300
East Bay CA Muni. Util. Dist. Water System                              4.75%     6/1/21                   5,000           4,356
East Bay CA Muni. Util. Dist. Water System                              5.00%     6/1/16  (3)              6,785           6,316
Los Angeles CA Unified School Dist. TRAN                                4.50%    9/30/97                   4,100           4,123
Orange County CA Airport Rev.                                          5.375%     7/1/08  (1)+             5,745           5,718
Orange County CA Airport Rev.                                           5.50%     7/1/04  (1)+             3,555           3,672
Orange County CA Airport Rev.                                           6.00%     7/1/01  (1)+             7,245           7,628
Orange County CA Airport Rev.                                           6.00%     7/1/05  (1)+             4,020           4,271
Orange County CA Airport Rev.                                           6.00%     7/1/06  (1)+             4,565           4,842
Port of Oakland CA Rev.                                                5.375%    11/1/25  (1)             14,075          13,243
Sacramento CA Finance Auth. Lease Rev.                                  5.40%    11/1/20                  12,565          12,188
Sacramento County CA Sanitation Dist. Rev.                              4.75%    12/1/23                   9,000           7,690
Sacramento County CA TRAN                                               4.50%    9/30/97                   1,500           1,508
San Bernardino County CA COP (Capital Fac. Project)                    6.875%     8/1/24  (ETM)           25,220          30,345
San Bernardino County CA COP (Medical Center Funding)                   4.75%     8/1/28                  10,425           8,516
San Bernardino County CA COP (Medical Center Funding)                   5.00%     8/1/26                  15,045          13,070
San Bernardino County CA COP (Medical Center Funding)                   7.00%     8/1/20                  12,180          14,073
San Diego CA IDR (San Diego Gas & Electric)                             8.75%     3/1/23                   4,450           4,626
San Joaquin Hills CA Transp. Agency Rev.                                0.00%     1/1/01                   7,340           5,997
San Joaquin Hills CA Transp. Agency Rev.                                0.00%     1/1/02                  14,000          10,796
Southern California Public Power Auth. Rev.                             5.50%     7/1/20                   7,700           7,377
Southern California Public Power Auth. Rev.                             6.00%     7/1/18                   3,985           4,023
Univ. of CA Hosp. (Medical Center)                                      6.00%     7/1/26  (2)             10,260          10,462
Vallejo CA Sanitation & Flood Control COP                               5.00%     7/1/19  (3)             15,000          13,752
                                                                                                                    ------------
                                                                                                                         298,043
                                                                                                                    ------------
DISTRICT OF COLUMBIA (2.4%)
District of Columbia GO VRDO                                            3.55%     3/4/97                   6,000           6,000
Metro. Washington D.C. Airport Auth. Rev.                               5.50%    10/1/24  (1)             23,825          22,227
Metro. Washington D.C. Airport Auth. Rev.                               5.70%    10/1/07  (1)             12,900          13,303
Metro. Washington D.C. Airport Auth. Rev.                              5.875%    10/1/15  (1)              8,400           8,458
                                                                                                                    ------------
                                                                                                                          49,988
                                                                                                                    ------------





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--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
HIGH-YIELD PORTFOLIO                                                   COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
FLORIDA (1.6%)
Citrus County FL PCR (Florida Power Corp.)                              6.35%     2/1/22               $   6,500       $   6,813
Dade County FL School Dist. GO                                          5.00%    2/15/17  (1)+            21,240          19,768
Orlando FL Util. Comm. Rev.                                             6.75%    10/1/17                   2,200           2,572
Tarpon Springs FL Health Fac. Auth. Rev. (Tarpon Springs Hosp.)         8.75%     5/1/12                   4,000           4,201
                                                                                                                    ------------
                                                                                                                          33,354
                                                                                                                    ------------
GEORGIA (2.3%)
Burke County GA Dev. Auth. PCR VRDO (Georgia Power Co.)                 3.45%     3/4/97                     300             300
Burke County GA Dev. Auth. PCR VRDO (Oglethorpe Power Co.)              3.25%     3/5/97  (3)              5,540           5,540
Cartersville GA Water & Waste Water Fac. (Anheuser-Busch)               7.40%    11/1/10                   5,000           5,897
Dalton County GA Dev. Auth. (Hamilton Health Care System)               5.50%    8/15/17  (1)              5,000           4,994
Dalton County GA Dev. Auth. (Hamilton Health Care System)               5.50%    8/15/26  (1)             12,000          11,862
Muni. Electric Auth. of Georgia Rev.                                    6.60%     1/1/18  (1)              5,000           5,684
Savannah GA Hosp. Auth. Rev. (Candler Hosp.)                            7.00%     1/1/23                  13,000          13,337
                                                                                                                    ------------
                                                                                                                          47,614
                                                                                                                    ------------
ILLINOIS (5.3%)
Chicago IL Public Building Comm.                                        7.00%     1/1/15  (1)(ETM)        10,000          11,523
Chicago IL Public Building Comm.                                        7.00%     1/1/20  (1)(ETM)        10,000          12,024
Chicago IL Skyway Toll Bridge Rev.                                      6.75%     1/1/14                  10,000          11,320
Chicago IL Skyway Toll Bridge Rev.                                      6.75%     1/1/17                  18,185          20,585
Cook County IL GO                                                       6.60%   11/15/22  (1)             12,000          13,130
Illinois Dev. Finance Auth. Rev. (Regency Park Project)                10.25%    4/15/19  -                6,500           4,875
Illinois Dev. Finance Auth. Rev. (Regency Park Project)               10.625%    4/15/20  -                6,000           4,500
Illinois Dev. Finance Auth. Rev. PCR (Illinois Power Co. Project)       7.40%    12/1/24  (1)             20,000          23,213
Illinois Health Fac. Auth. Certificate of Beneficial Interest
     (Adventist Living Centers)                                        --             --  -                  770              69
Illinois Health Fac. Auth. Rev. (United Medical Center)                8.125%     7/1/03  (Prere.)         2,750           3,105
Illinois Toll Highway Auth. Rev.                                        6.30%     1/1/11                   5,000           5,470
Loves Park IL First Mortgage Rev. (Hoosier Care)                        9.75%     8/1/19                   1,545           1,646
                                                                                                                    ------------
                                                                                                                         111,460
                                                                                                                    ------------
INDIANA (3.8%)
Indiana Educ. Fac. Auth. VRDO (Univ. of Notre Dame Du Lac Project)      3.20%     3/6/97                   4,200           4,200
Indiana Health Fac. Finance Auth. Rev. (Ancilla System, Inc.)          7.375%     7/1/23                  19,400          21,953
Indiana State Office Building Comm. Rev.                                6.90%     7/1/11                  15,660          18,068
Indianapolis IN Local Public Improvement Bond Bank                      6.75%     2/1/14                  21,500          24,486
Indianapolis IN Local Public Improvement Bond Bank                      6.75%     2/1/20                   2,500           2,732
Rockport IN PCR VRDO (AEP Generating Co.)                               3.45%     3/4/97  (2)              8,500           8,500
                                                                                                                    ------------
                                                                                                                          79,939
                                                                                                                    ------------
IOWA (0.5%)
Des Moines IA Rev. (Des Moines General Hosp.)                           8.25%   11/15/11                   9,620           9,938
                                                                                                                    ------------

KENTUCKY (1.0%)
Jefferson County KY (Jewish Hosp. Health)                               5.65%     1/1/17  (2)              8,000           7,933
Jefferson County KY (Jewish Hosp. Health)                               5.70%     1/1/21  (2)             10,000           9,884
Kentucky Property & Buildings Comm. Rev.                                5.80%     9/1/06                   3,100           3,267
                                                                                                                    ------------
                                                                                                                          21,084
                                                                                                                    ------------
LOUISIANA (1.1%)
Iberia Parish LA Hosp. Services Dist.                                   8.00%    5/26/16                   6,250           6,309
Louisiana Health Educ. Auth. (Lambett House Project)                    8.75%    10/1/17                  12,295          12,396
West Feliciana Parish LA PCR (Gulf States Utilities)                    9.00%     5/1/15                   4,000           4,445
                                                                                                                    ------------
                                                                                                                          23,150
                                                                                                                    ------------
MARYLAND (0.4%)
Hagerstown MD Energy Finance Administration Recycling Rev.
     (Hagerstown Fiber Project)                                         9.00%   10/15/16                  17,500           7,613
                                                                                                                    ------------

MASSACHUSETTS (9.3%)
Massachusetts Consolidated Loan                                         4.50%    11/1/15  (2)             14,620          12,664
Massachusetts Consolidated Loan                                         5.75%     5/1/12  (2)              5,000           5,111
Massachusetts GO                                                        5.25%     2/1/08                  35,575          35,734





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
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                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
                                                                       COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts GO                                                        6.00%     6/1/11                  14,750     $    15,680
Massachusetts Ind. Finance Agency
     (Massachusetts Recycling Assoc.)                                   9.00%     8/1/16                  17,000           7,523
Massachusetts Ind. Finance Agency (Refusetech Inc. Project)             6.30%     7/1/05                  34,500          36,222
Massachusetts Turnpike Auth. BAN                                        5.00%     6/1/99                  11,000          11,220
Massachusetts Water Resources Auth. Rev.                                5.50%    7/15/22                  22,420          21,302
Massachusetts Water Resources Auth. Rev.                                6.50%    7/15/19                  43,700          48,920
                                                                                                                    ------------
                                                                                                                         194,376
                                                                                                                    ------------
MICHIGAN (5.4%)
Detroit MI GO                                                           6.25%     4/1/05                  13,000          13,698
Detroit MI GO                                                          6.375%     4/1/06                   8,635           9,157
Dickinson County MI Memorial Hosp. System Rev.                         7.625%    11/1/05                   1,150           1,200
Dickinson County MI Memorial Hosp. System Rev.                          8.00%    11/1/14                   5,700           6,072
Michigan Hosp. Finance Auth. Rev. (Genesys Health System)               7.50%    10/1/27                   6,620           7,215
Michigan Hosp. Finance Auth. Rev. (Genesys Health System)               8.10%    10/1/13                   5,000           5,714
Michigan Hosp. Finance Auth. Rev. (Genesys Health System)              8.125%    10/1/21                  15,000          17,113
Michigan Housing Dev. Auth. Rev.                                        6.30%     4/1/04                   6,500           6,840
Michigan Public Power Agency Rev. (Belle River Project)                 5.50%     1/1/13                  46,595          45,914
                                                                                                                    ------------
                                                                                                                         112,923
                                                                                                                    ------------
MINNESOTA (0.3%)
Washington County MN Housing & Redev. Auth. Rev.
     (Woodland Park Project)                                            0.00%     5/1/20                  35,070           1,945
Washington County MN Housing & Redev. Auth. Rev.
     (Woodland Park Project)                                            9.75%     5/1/20                   5,000           4,750
                                                                                                                    ------------
                                                                                                                           6,695
                                                                                                                    ------------
MISSISSIPPI (1.1%)
Claiborne County MS PCR (Middle South Energy)                          9.875%    12/1/14                  21,000          23,139
                                                                                                                    ------------

MISSOURI (0.7%)
Missouri Health & Educ. Fac. Auth. VRDO
     (Sisters of Mercy Health Care System)                              3.25%     3/5/97                   4,000           4,000
Missouri Health & Educ. Fac. Auth. VRDO (Washington Univ.)              3.45%     3/4/97                   1,500           1,500
St. Luke Mission Health System MO                                      5.375%   11/15/16  (1)              8,860           8,592
                                                                                                                    ------------
                                                                                                                          14,092
                                                                                                                    ------------
NEBRASKA (0.2%)
Lincoln City NE (Lincoln Electric System)                               3.45%    4/11/97                   3,800           3,800
                                                                                                                    ------------

NEW HAMPSHIRE (0.3%)
New Hampshire Health & Higher Educ. Rev. (Catholic Medical Center)      6.00%     7/1/17                   6,580           6,388
New Jersey (2.8%)
New Jersey Econ. Dev. Auth. Market Transition Fac.                     5.875%     7/1/11  (1)              8,000           8,338
New Jersey Sports & Exposition Auth. Rev.                               6.50%     3/1/13                  15,000          16,857
New Jersey Transp. Trust                                                5.00%    6/15/13  (1)             23,000          22,082
New Jersey Transp. Trust                                                6.00%    6/15/11  (1)             10,000          10,672
New Jersey Turnpike Auth. VRDO                                          3.15%     3/5/97  (3) LOC            600             600
                                                                                                                    ------------
                                                                                                                          58,549
                                                                                                                    ------------
NEW YORK (13.5%)
Glencove NY IDA Rev. (Regency at Glencove Project)                      9.50%     7/1/12                  10,000          10,000
Metro. NY Transit Auth. Rev.                                            5.25%     4/1/26  (1)              5,000           4,729
Metro. NY Transit Auth. Rev.                                            6.00%     4/1/20  (1)             18,000          19,094
Metro. NY Transit Auth. Rev.                                           6.375%     7/1/20  (1)             25,690          27,661
Metro. NY Transit Auth. Rev.                                           7.375%     7/1/08                  22,870          25,709
New York City NY GO                                                     5.75%     2/1/14  (3)             13,000          13,136
New York City NY GO                                                     5.90%     8/1/09                   5,150           5,196
New York City NY GO                                                     6.00%     8/1/11                   7,000           7,046
New York City NY GO                                                     6.00%     8/1/12                   5,000           5,008
New York City NY GO VRDO                                                3.45%     3/4/97  LOC              4,300           4,300
New York City NY RAN                                                    4.50%    6/30/97  LOC             10,000          10,033





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
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
HIGH-YIELD PORTFOLIO                                                   COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
New York City NY Muni. Water Finance Auth. Water &
     Sewer System Rev.                                                  5.50%    6/15/20               $  25,000       $  23,710
New York City NY Muni. Water Finance Auth. Water &
     Sewer System Rev. VRDO                                             3.45%     3/4/97  (3)              2,000           2,000
New York State Dormitory Auth. Rev. (City Univ.)                       6.375%     7/1/08                   3,150           3,281
New York State Dormitory Auth. Rev. (City Univ.)                        7.50%     7/1/10                   5,500           6,371
New York State Dormitory Auth. Rev. (State Univ.)                      5.375%    5/15/07  (2)              2,100           2,188
New York State Dormitory Auth. Rev. (State Univ.)                       5.50%    5/15/26                   7,000           6,565
New York State Dormitory Auth. Rev. (State Univ.)                       7.50%    5/15/13                  11,500          13,862
New York State Housing Finance Agency Rev.                             5.625%    3/15/09                   4,685           4,602
New York State Local Govt. Assistance Corp. Rev.                        6.00%     4/1/16                   6,400           6,545
New York State Local Govt. Assistance Corp. Rev.                        6.50%     4/1/20                  16,110          17,312
New York State Local Govt. Assistance Corp. Rev.                        7.00%     4/1/10                   6,320           7,062
New York State Local Govt. Assistance Corp. Rev. VRDO                   3.20%     3/5/97  LOC              2,800           2,800
New York State Power Auth. Rev.                                         6.50%     1/1/19                  26,250          28,160
Triborough Bridge & Tunnel Auth. NY Rev. (Convention Center Project)    7.25%     1/1/10                  13,500          15,359
Triborough Bridge & Tunnel Auth. NY Rev. (General Purpose Rev.)         5.50%     1/1/17                  10,000           9,999
                                                                                                                    ------------
                                                                                                                         281,728
                                                                                                                    ------------
NORTH CAROLINA (1.7%)
Charlotte NC Airport Rev. VRDO                                          3.25%     3/5/97  (1)              6,600           6,600
New Hanover County NC Hosp. Rev. (Regional Medical Center)              5.75%    10/1/16  (2)             12,500          12,520
North Carolina Eastern Muni. Power Agency Rev.                          5.00%     1/1/20  (ETM)           10,385           9,942
North Carolina Eastern Muni. Power Agency Rev.                          6.50%     1/1/18  (ETM)            6,665           7,639
                                                                                                                    ------------
                                                                                                                          36,701
                                                                                                                    ------------
NORTH DAKOTA (0.6%)
Fargo ND Health System                                                 5.375%     6/1/27  (1)             14,000          13,250
                                                                                                                    ------------

OHIO (1.4%)
Columbus OH GO VRDO                                                     3.20%     3/6/97                   1,100           1,100
Cuyahoga County OH Hosp. Rev. VRDO (Cleveland Clinic)                   3.30%     3/5/97  LOC              2,200           2,200
Franklin County OH Hosp. Rev. VRDO (Holy Cross Health System)           3.40%     3/6/97                     900             900
Hamilton County OH Hosp. Fac. Rev. VRDO (Bethesda Hosp.)                3.20%     3/6/97  LOC                100             100
Lucas County OH Hosp. Fac. Rev. (Flower Memorial Hosp.)                8.125%    12/1/11                   8,900          10,414
Ohio Air Quality Dev. Auth. VRDO
     (Cincinnati Gas & Electric Co. Project)                            3.40%     3/4/97  LOC              2,500           2,500
Ohio GO (Highway Obligation)                                            4.50%    5/15/98                  11,400          11,504
                                                                                                                    ------------
                                                                                                                          28,718
                                                                                                                    ------------
OKLAHOMA (0.7%)
Jackson County OK Memorial Hosp. Auth. Rev. (Jackson Memorial)          6.75%     8/1/04                   4,700           4,689
Jackson County OK Memorial Hosp. Auth. Rev. (Jackson Memorial)          7.30%     8/1/15                   4,000           4,070
Norman OK Regional Hosp. Auth.                                         5.625%     9/1/16  (1)              4,510           4,378
Norman OK Regional Hosp. Auth.                                         5.625%     9/1/21  (1)              2,750           2,642
                                                                                                                    ------------
                                                                                                                          15,779
                                                                                                                    ------------
OREGON (1.2%)
Oregon Veterans Welfare Program VRDO                                    3.25%     3/5/97  LOC              1,500           1,500
Port of Portland OR Airport Rev.                                       5.625%     7/1/26  (3)              9,000           8,750
Portland County OR Sewer System Rev.                                    5.50%     6/1/17  (1)             15,000          14,890
                                                                                                                    ------------
                                                                                                                          25,140
                                                                                                                    ------------
PENNSYLVANIA (8.7%)
Langhorne PA Higher Educ. & Health Auth. Rev. (Lower Bucks Hosp.)       7.30%     7/1/12                   4,500           4,378
Langhorne PA Higher Educ. & Health Auth. Rev. (Lower Bucks Hosp.)       7.35%     7/1/22                  13,200          12,662
Montgomery County PA Higher Educ. & Health Auth. Rev.
     (Brittany Point Project)                                           8.50%     1/1/22                   5,000           6,011
Pennsylvania Convention Center Auth. Rev.                               6.60%     9/1/09  (4)              2,500           2,766
Pennsylvania Convention Center Auth. Rev.                               6.70%     9/1/14  (4)              3,500           3,859
Pennsylvania Convention Center Auth. Rev.                               6.75%     9/1/19  (4)              3,695           4,068
Pennsylvania COP                                                        5.40%     7/1/08  (2)              8,500           8,627
Pennsylvania COP                                                        5.40%     7/1/09  (2)             23,000          23,189
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)                     7.05%    12/1/10                   2,500           2,666
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)                    7.125%    12/1/15                  14,000          14,770


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
                                                                       COUPON       DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency Rev.                                7.60%     7/1/13                $ 10,000     $    10,678
Pennsylvania Higher Educ. Fac. Auth. Rev. VRDO (Temple Univ.)           3.45%     3/4/97  LOC                400             400
Pennsylvania Higher Educ. Fac. Auth. Rev. VRDO
     (Univ. of Pennsylvania)                                            3.20%     3/5/97                   3,000           3,000
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
     (Children's Seashore Hosp.)                                        7.00%    8/15/12                   3,540           3,769
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
     (Children's Seashore Hosp.)                                        7.00%    8/15/17                   1,000           1,063
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
     (Children's Seashore Hosp.)                                        7.00%    8/15/22                     500             531
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Methodist Hosp.)  7.75%     7/1/23                  12,290          13,791
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
     (Roxborough Memorial Hosp.)                                        7.25%     3/1/24                   9,900           9,660
Philadelphia PA Muni. Auth. Rev.                                       6.125%    7/15/08                   4,000           4,077
Philadelphia PA Muni. Auth. Rev.                                        6.25%    7/15/13                   5,785           5,845
Philadelphia PA Muni. Auth. Rev.                                        6.30%    7/15/17                   1,750           1,769
Philadelphia PA Muni. Auth. Rev.                                       8.625%   11/15/16                   1,385           1,461
Philadelphia PA Water & Waste Water Rev.                                7.00%    6/15/11  (3)             21,500          25,177
Sayre PA Health Care Fac. Auth. Hosp. Rev. VRDO
(VHA of Pennsylvania, Pooled Capital Asset Financing Program)           3.30%     3/5/97  (2)              1,100           1,100
Scranton-Lackawanna PA Health & Welfare (Moses Taylor Hosp.)            8.50%     7/1/20                  14,375          15,547
                                                                                                                    ------------
                                                                                                                         180,864
                                                                                                                    ------------
RHODE ISLAND (0.5%)
Rhode Island Convention Center Auth. Rev.                               5.75%    5/15/20  (2)              5,000           4,962
Rhode Island Public Building Auth.                                      5.25%     2/1/10  (2)              5,000           4,940
                                                                                                                    ------------
                                                                                                                           9,902
                                                                                                                    ------------
SOUTH CAROLINA (0.3%)
Piedmont SC Muni. Power Agency Rev.                                     6.25%     1/1/21  (3)              6,640           7,241
                                                                                                                    ------------

TEXAS (11.0%)
Austin TX Airport System Rev.                                          6.125%   11/15/25  (1)             38,000          39,032
Austin TX Airport System Rev.                                           6.45%   11/15/20                  17,040          18,080
Austin TX Water, Sewer & Electric Rev.                                 14.00%   11/15/01                     200             256
Dallas TX Independent School Dist.                                      5.70%    8/15/12                  18,645          19,023
Gulf Coast Waste Disposal Auth. TX PCR VRDO (Amoco Oil Project)         3.45%     3/4/97                   4,400           4,400
Gulf Coast Waste Disposal Auth. TX PCR VRDO (Amoco Oil Project)         3.55%     3/4/97                   4,900           4,900
Harris County TX Health Fac. Dev. Corp. VRDO (Methodist Hosp.)          3.45%     3/4/97                  15,000          15,000
Harris County TX Hosp. Dist. Rev.                                       7.40%    2/15/10  (2)             17,500          20,938
Harris County TX Toll Road                                              6.25%    8/15/15  (1)              5,000           5,334
Hidalgo County TX Health Mission Hosp.                                 6.875%    8/15/26                   7,880           7,972
Houston TX Water & Sewer System Rev.                                   6.375%    12/1/17  (2)              4,820           5,144
North Central TX Health Fac. Dev. Corp. VRDO
     (Presbyterian Medical Center)                                      3.50%     3/4/97  (1)              7,195           7,195
Odessa TX Junior College Dist. Rev.                                    8.125%    12/1/18                  10,000          10,796
San Antonio TX Electric & Gas Rev.                                      5.00%     2/1/17                   3,500           3,199
Texas GO                                                                5.50%     4/1/20                  40,050          38,431
Texas TRAN                                                              4.75%    8/29/97                  15,000          15,085
Texas Turnpike Auth. Rev.                                               5.50%     1/1/15  (3)+            14,605          14,181
                                                                                                                    ------------
                                                                                                                         228,966
                                                                                                                    ------------
UTAH (1.2%)
Salt Lake City & County UT Airport Rev. VRDO                            3.35%     3/6/97  LOC             24,700          24,700
                                                                                                                    ------------

VIRGINIA (2.4%)
Alexandria VA Redev. & Housing Auth. Rev. (Portals West Project)        9.50%    7/15/20  --               9,680           6,098
Chesterfield County VA Mortgage Rev. (Brandermill Woods Project)        0.00%     7/1/17                   2,600              52
Chesterfield County VA Mortgage Rev. (Brandermill Woods Project)        0.00%     7/1/18                   2,600              52
Chesterfield County VA Mortgage Rev. (Brandermill Woods Project)        0.00%     7/1/19                   2,600              52
Chesterfield County VA Mortgage Rev. (Brandermill Woods Project)        0.00%     7/1/20                   2,600              52
Chesterfield County VA Mortgage Rev. (Brandermill Woods Project)        0.00%     7/1/21                   2,600              52
Chesterfield County VA Mortgage Rev. (Brandermill Woods Project)       10.25%     7/1/15  --               8,000           5,760





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
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE          MARKET
                                                                                MATURITY                  AMOUNT          VALUE*
HIGH-YIELD PORTFOLIO                                                  COUPON        DATE                   (000)           (000)
--------------------------------------------------------------------------------------------------------------------------------
Chesterfield County VA Mortgage Rev. (Brandermill Woods Project)      10.625%     7/1/16  --            $ 10,400     $     7,488
Upper Occoquan VA Sewer Auth. Rev.                                      4.75%     7/1/29  (1)             23,935          20,750
Virginia GO                                                            5.375%     6/1/07                   4,325           4,499
Virginia GO                                                            5.375%     6/1/08                   5,440           5,606
                                                                                                                    ------------
                                                                                                                          50,461
                                                                                                                    ------------
WASHINGTON (1.3%)
Port of Seattle WA GO                                                   5.75%     5/1/14                  15,600          15,498
Washington GO VRDO                                                      3.25%     3/5/97                  11,200          11,200
                                                                                                                    ------------
                                                                                                                          26,698
                                                                                                                    ------------
WEST VIRGINIA (0.5%)
West Virginia State Building Comm. Rev.                                 7.00%     7/1/13  (1)              8,390           9,885
                                                                                                                    ------------

WYOMING (0.5%)
Kemmerer County WY PCR VRDO (Exxon Project)                             3.45%     3/4/97                   7,000           7,000
Lincoln County WY PCR VRDO (Exxon Project)                              3.45%     3/4/97                   3,000           3,000
                                                                                                                          10,000
                                                                                                                    ------------
--------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (COST $2,013,800)                                                                                2,105,183
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.9%)
--------------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                      53,585
Liabilities                                                                                                             (73,099)
                                                                                                                    ------------
                                                                                                                        (19,514)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------------------------
 Applicable to 196,841,207 outstanding $.001 par value shares
     (authorized 550,000,000 shares)                                                                                  $2,085,669
================================================================================================================================

NET ASSET VALUE PER SHARE                                                                                                 $10.60
================================================================================================================================

*See Note A in Notes to Financial Statements.
For key to abbreviations and other references, see page 51.

--------------------------------------------------------------------------------------------------------------------------------
AT FEBRUARY 28, 1997, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                          AMOUNT             PER
                                                                                                           (000)           SHARE
--------------------------------------------------------------------------------------------------------------------------------
Paid in Capital                                                                                      $ 2,004,156         $ 10.19
Undistributed Net Investment Income                                                                           --              --
Accumulated Net Realized Losses                                                                          (11,294)           (.06)
Unrealized Appreciation--Note F
     Investment Securities                                                                                91,383             .46
     Futures Contracts                                                                                     1,424             .01
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                            $2,085,669          $10.60
================================================================================================================================

KEY TO ABBREVIATIONS

BAN--Bond Anticipation Note.
COP--Certificate of Participation.
CP--Commercial Paper.
GO--General Obligation Bond.
IDA--Industrial Development Authority Bond.
IDR--Industrial Development Revenue Bond.
PCR--Pollution Control Revenue Bond.
PUT--Put Option Obligation.
RAN--Revenue Anticipation Note.
TAN--Tax Anticipation Note.
TOB--Tender Option Bond.
TRAN--Tax Revenue Anticipation Note.
VRDO--Variable Rate Demand Obligation.
(ETM)--Escrowed to Maturity.
(Prere.)--Prerefunded.
  -  Non-Income Producing Security.
 --  Only partial interest was paid on the last interest payment date.
  + Security purchased on a when-issued or delayed delivery basis for which the Portfolio has not taken delivery as of February 28, 1997.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (AMBAC Indemnity Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
The insurance does not guarantee the market value of the municipal bonds.

LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.





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
                                                                       F952-2/97